Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (38.9%)
Agency Adjustable Rate Mortgage (0.0%)
United States (0.0%)
Federal Home Loan Mortgage Corporation, Conventional Pool:
12 Month USD LIBOR + 1.62%, 2.46%, 7/1/45	$137	$141

Agency Fixed Rate Mortgages (3.1%)
United States (3.1%)
Federal Home Loan Mortgage Corporation, Conventional Pools:
4.00%, 4/1/49	1,674	1,741
4.50%, 1/1/49	422	445
Gold Pools:
3.50%, 1/1/44 – 4/1/49	1,749	1,831
4.50%, 1/1/49	113	117
6.50%, 5/1/32 – 7/1/32	33	36
7.50%, 5/1/35	4	4
Federal National Mortgage Association, Conventional Pools:
3.00%, 7/1/49	787	801
3.50%, 3/1/47 – 3/1/49	430	446
4.00%, 4/1/45 – 9/1/45	934	998
4.50%, 3/1/41 – 11/1/44	219	236
5.00%, 1/1/41 – 3/1/41	534	585
6.00%, 1/1/38	4	4
6.50%, 12/1/29	11	13
7.00%, 2/1/31	61	63
7.50%, 8/1/37	7	8
January TBA:
3.00%, 1/1/35 – 1/1/50(a)	2,700	2,741
3.50%, 1/1/50 (a)	1,654	1,702
Government National Mortgage Association, Various Pools:
4.00%, 8/20/41 – 11/20/42	311	331
4.50%, 6/20/49	240	249
5.00%, 2/20/49 – 6/20/49	890	929
5.50%, 8/15/39	41	44
		13,324
Asset-Backed Securities (0.3%)
United States (0.3%)
New Century Home Equity Loan Trust,
1 Month USD LIBOR + 1.35%, 3.14%, 3/25/33 (b)	205	206
New Residential Advance Receivables Trust,
2.52%, 8/15/53 (c)	433	430
NovaStar Mortgage Funding Trust,
1 Month USD LIBOR + 1.58%, 3.37%, 12/25/34 (b)	200	203
Renaissance Home Equity Loan Trust,
1 Month USD LIBOR + 0.76%, 2.55%, 12/25/32 (b)	235	234
SASCO Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 3.97%, 5/25/34 (b)	360	362
		1,435

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited) (cont’d)

Collateralized Mortgage Obligations - Agency Collateral Series (0.0%)
United States (0.0%)
Federal Home Loan Mortgage Corporation, IO REMIC
6.05% - 1 Month USD LIBOR, 4.31%, 4/15/39 (b)		32	1

Commercial Mortgage-Backed Securities (0.5%)
United Kingdom (0.1%)
Taurus 2018-2 UK DAC,
3 Month GBP LIBOR + 1.10%, 1.89%, 5/22/28 (b)	GBP	250	330

United States (0.4%)
COMM Mortgage Trust,
3.28%, 1/10/46		$305	312
4.73%, 7/15/47 (b)(c)		152	147
Federal Home Loan Mortgage Corporation,
2.79%, 1/25/22		75	76
2.97%, 10/25/21		85	86
JP Morgan Chase Commercial Mortgage Securities Trust,
4.39%, 7/15/46 (c)		90	92
UBS-Barclays Commercial Mortgage Trust,
3.53%, 5/10/63		255	262
WFRBS Commercial Mortgage Trust,
3.99%, 10/15/57 (b)(c)		362	346
5.02%, 9/15/46 (b)(c)		375	371
			1,692
			2,022

Corporate Bonds (12.7%)
Australia (0.4%)
Macquarie Bank Ltd.,
6.63%, 4/7/21 (c)		270	284
Macquarie Group Ltd.,
4.15%, 3/27/24 (c)		125	132
National Australia Bank Ltd.,
0.63%, 8/30/23	EUR	375	429
Transurban Finance Co. Pty Ltd.,
2.00%, 8/28/25		350	425
Woolworths Group Ltd.,
4.00%, 9/22/20 (c)		$400	405
			1,675

Belgium (0.1%)
Anheuser-Busch InBev SA,
2.75%, 3/17/36	EUR	350	479

Canada (0.8%)
Enbridge, Inc.,
2.50%, 1/15/25		$200	202
Province of Alberta Canada,
1.75%, 8/26/20		850	850
Province of British Columbia Canada,
2.00%, 10/23/22		780	786
Province of Ontario Canada,
2.30%, 6/15/26		780	791

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited) (cont’d)

Royal Bank of Canada,
2.75%, 2/1/22		925	942
			3,571

Chile (0.1%)
Banco del Estado de Chile,
2.67%, 1/8/21 (c)		300	301

China (0.1%)
Baidu, Inc.,
2.88%, 7/6/22		200	202
Syngenta Finance N.V.,
4.44%, 4/24/23 (c)		200	209
			411

Colombia (0.2%)
Ecopetrol SA,
5.88%, 9/18/23		710	788

Denmark (0.1%)
Danske Bank A/S,
5.00%, 1/12/22 (c)		200	210

France (0.8%)
Air Liquide Finance SA,
1.75%, 9/27/21 (c)		200	199
Banque Federative du Credit Mutuel SA,
0.75%, 7/17/25	EUR	400	460
BNP Paribas SA,
1.13%, 6/11/26		485	565
2.82%, 11/19/25 (c)		$550	557
BPCE SA,
5.15%, 7/21/24 (c)		725	796
Orange SA,
5.00%, 10/1/26 (d)	EUR	250	342
TOTAL SA,
2.71%, 12/29/49 (d)		100	120
3.88%, 12/29/49 (d)		250	304
			3,343

Germany (1.0%)
Bayer US Finance II LLC,
3.88%, 12/15/23 (c)		$675	709
BMW US Capital LLC,
2.15%, 4/6/20 (c)		525	525
Daimler Finance North America LLC,
2.70%, 6/14/24 (c)		325	328
Deutsche Bank AG,
2.70%, 7/13/20		625	626
Deutsche Telekom International Finance BV,
3.60%, 1/19/27 (c)		625	659
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	640	797
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen,
6.00%, 5/26/41		400	486
			4,130

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited) (cont’d)

Hong Kong (0.0%)
CK Hutchison International 16 Ltd.,
1.88%, 10/3/21 (c)		$200	199

India (0.2%)
ONGC Videsh Vankorneft Pte Ltd.,
3.75%, 7/27/26		820	842

Israel (0.0%)
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		82	80

Italy (0.1%)
FCA Bank SpA,
1.38%, 4/17/20	EUR	400	451

Korea, Republic of (0.3%)
Korea Electric Power Corp.,
2.50%, 6/24/24 (c)		$610	614
Korea Gas Corp.,
2.88%, 7/16/29 (c)		310	319
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (c)		510	536
			1,469

Malaysia (0.2%)
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)		675	708

Netherlands (0.7%)
ABN Amro Bank N.V.,
2.88%, 6/30/25	EUR	400	455
ASR Nederland N.V.,
5.00%, 9/30/24 (d)		425	553
Cooperatieve Rabobank UA,
3.95%, 11/9/22		$250	262
Series G
3.75%, 11/9/20	EUR	300	347
ING Bank N.V.,
5.80%, 9/25/23 (c)		$715	794
ING Groep N.V.,
1.38%, 1/11/28	EUR	400	479
			2,890

Nigeria (0.1%)
Africa Finance Corp.,
4.38%, 4/17/26 (c)		$200	212

Saudi Arabia (0.1%)
Saudi Arabian Oil Co.,
3.50%, 4/16/29		490	508

Singapore (0.1%)
DBS Group Holdings Ltd.,
2.85%, 4/16/22 (c)		230	234

Spain (0.5%)
Banco Santander SA,
3.13%, 1/19/27	EUR	400	512
5.18%, 11/19/25		$600	673

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited) (cont’d)

CaixaBank SA,
0.75%, 4/18/23	EUR	400	457
Telefonica Emisiones SA,
4.71%, 1/20/20		300	337
			1,979

Sweden (0.1%)
Skandinaviska Enskilda Banken AB,
2.30%, 3/11/20		$525	525

Switzerland (0.3%)
Credit Suisse Group AG,
3.57%, 1/9/23 (c)		325	334
UBS Group AG,
3.49%, 5/23/23 (c)		900	927
			1,261

United Arab Emirates (0.0%)
ADCB Finance Cayman Ltd.,
4.00%, 3/29/23 (c)		200	209

United Kingdom (1.1%)
BAT Capital Corp.,
3.22%, 8/15/24		225	230
3.56%, 8/15/27		425	434
BP Capital Markets PLC,
2.50%, 11/6/22		275	280
HSBC Holdings PLC,
3.95%, 5/18/24		550	579
4.25%, 3/14/24		400	425
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	450	512
Lloyds Banking Group PLC,
4.55%, 8/16/28		$375	420
Nationwide Building Society,
3.77%, 3/8/24 (c)		300	311
4.36%, 8/1/24 (c)		200	212
NGG Finance PLC,
5.63%, 6/18/73	GBP	200	301
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23		$750	787
			4,491

United States (5.3%)
Abbott Laboratories,
3.40%, 11/30/23		87	92
AbbVie, Inc.,
3.20%, 11/21/29 (c)		350	357
Air Lease Corp.,
2.13%, 1/15/20		400	400
Amazon.com, Inc.,
2.80%, 8/22/24		525	544
American Express Credit Corp., MTN
2.20%, 3/3/20		375	375
American International Group, Inc.,
4.88%, 6/1/22		400	427
Apple, Inc.,
2.50%, 2/9/22		700	711

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited) (cont’d)

AT&T, Inc.,
1.80%, 9/5/26	EUR	400	480
4.50%, 3/9/48		$341	377
Bank of America Corp., MTN
4.00%, 1/22/25		825	881
Bristol-Myers Squibb Co.,
3.40%, 7/26/29 (c)		575	616
Burlington Northern Santa Fe LLC,
4.55%, 9/1/44		195	233
Capital One Financial Corp.,
2.50%, 5/12/20		250	250
3.30%, 10/30/24		325	339
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.20%, 3/15/28		150	160
4.91%, 7/23/25		100	110
Chubb INA Holdings, Inc.,
0.88%, 6/15/27	EUR	400	458
Cigna Corp.,
3.05%, 10/15/27 (c)		$125	127
4.50%, 2/25/26 (c)		125	137
Citigroup, Inc.,
5.50%, 9/13/25		425	486
Coca-Cola Co. (The),
3.20%, 11/1/23		250	262
CVS Health Corp.,
2.63%, 8/15/24		400	404
4.30%, 3/25/28		125	137
Diamondback Energy, Inc.,
2.88%, 12/1/24		425	430
Discover Bank,
3.10%, 6/4/20		525	527
Dollar Tree, Inc.,
3.70%, 5/15/23		175	182
Duke Energy Corp.,
1.80%, 9/1/21		275	275
Emerson Electric Co.,
1.25%, 10/15/25	EUR	450	532
Ford Motor Credit Co., LLC,
2.68%, 1/9/20		$300	300
Fox Corp.,
4.71%, 1/25/29 (c)		325	371
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35		250	268
Goldman Sachs Group, Inc. (The),
2.88%, 10/31/22		350	355
6.75%, 10/1/37		500	695
HCA, Inc.,
4.13%, 6/15/29		190	202
HSBC USA, Inc.,
3.50%, 6/23/24		100	106
International Business Machines Corp.,
3.00%, 5/15/24		925	961
Las Vegas Sands Corp.,
3.50%, 8/18/26		175	180
Level 3 Financing, Inc.,
3.40%, 3/1/27 (c)		150	151
Lowe's Cos., Inc.,
3.65%, 4/5/29		10	11

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited) (cont’d)

McDonald's Corp., MTN
3.38%, 5/26/25		275	291
Medtronic Global Holdings SCA,
1.13%, 3/7/27	EUR	475	560
Metropolitan Life Global Funding I,
2.40%, 1/8/21 (c)		$525	528
Microsoft Corp.,
1.55%, 8/8/21		525	524
NBC Universal Media LLC,
4.38%, 4/1/21		175	181
Newmont Goldcorp Corp.,
3.70%, 3/15/23		198	207
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		350	353
Occidental Petroleum Corp.,
3.20%, 8/15/26		390	395
Oracle Corp.,
3.40%, 7/8/24		175	185
PepsiCo, Inc.,
2.63%, 4/28/26	EUR	400	520
Prologis Euro Finance LLC,
1.88%, 1/5/29		300	372
salesforce.com, Inc.,
3.25%, 4/11/23		$500	520
Starbucks Corp.,
3.80%, 8/15/25		400	431
Synchrony Bank,
3.00%, 6/15/22		875	892
Union Pacific Corp.,
3.95%, 9/10/28		190	210
UnitedHealth Group, Inc.,
2.88%, 3/15/23		250	257
3.70%, 8/15/49		125	135
Verizon Communications, Inc.,
1.38%, 10/27/26	EUR	500	597
4.67%, 3/15/55		$121	150
Visa, Inc.,
3.15%, 12/14/25		300	317
Walmart, Inc.,
2.55%, 4/11/23		200	204
Wells Fargo & Co.,
2.88%, 10/30/30		825	832
			22,570
			53,536

Mortgages - Other (0.8%)
Netherlands (0.1%)
E-MAC NL 2006-II BV,
3 Month EURIBOR + 0.13%, 0.82%, 1/25/39 (b)	EUR	274	287

United Kingdom (0.1%)
Aggregator of Loans Backed by Assets 2015-1 PLC,
2.36%, 4/24/49	GBP	300	398
Great Hall Mortgages No 1 PLC,
3 Month EURIBOR + 0.25%, 0.00%, 6/18/38 (b)	EUR	200	207
			605

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

United States (0.6%)
Banc of America Alternative Loan Trust,
5.86%, 10/25/36		$29	15
6.00%, 4/25/36		2	2
ChaseFlex Trust,
6.00%, 2/25/37		24	16
Federal Home Loan Mortgage Corporation,
3.00%, 9/25/45 – 5/25/47		1,224	1,234
3.50%, 5/25/45 – 7/25/46		482	493
4.00%, 5/25/45		46	47
GSR Mortgage Loan Trust,
5.75%, 1/25/37		14	13
Lehman Mortgage Trust,
6.50%, 9/25/37		20	11
Seasoned Credit Risk Transfer Trust,
3.00%, 7/25/58 – 10/25/58		417	424
4.00%, 10/25/58		53	56
			2,311
			3,203

Sovereign (18.1%)
Argentina (0.3%)
Argentine Republic Government International Bond,
5.88%, 1/11/28		2,939	1,390

Australia (0.6%)
Australia Government Bond,
2.75%, 11/21/29	AUD	3,360	2,657

Austria (0.3%)
Republic of Austria Government Bond,
2.10%, 12/31/99 (c)	EUR	210	377
4.15%, 3/15/37 (c)		430	787
			1,164

Belgium (0.2%)
Kingdom of Belgium Government Bond,
1.90%, 6/22/38 (c)		750	1,032

Canada (1.0%)
Canadian Government Bond,
2.25%, 6/1/29	CAD	5,220	4,212

China (0.2%)
Sinopec Group Overseas Development 2013 Ltd.,
2.63%, 10/17/20	EUR	300	344
Sinopec Group Overseas Development 2015 Ltd.,
2.50%, 4/28/20 (c)		$575	575
			919

Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	2,190	350

France (0.5%)
French Republic Government Bond OAT,
2.00%, 5/25/48 (c)	EUR	680	981

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

3.25%, 5/25/45		590	1,038
			2,019
Germany (0.6%)
Bundesrepublik Deutschland Bundesanleihe,
0.25%, 2/15/29		2,080	2,436
4.25%, 7/4/39		110	222
			2,658
Greece (2.1%)
Hellenic Republic Government Bond,
3.75%, 1/30/28		6,864	9,117
Hong Kong (0.1%)
Hong Kong Government International Bond,
2.50%, 5/28/24 (c)		$250	255
Hungary (0.2%)
Hungary Government Bond,
3.00%, 8/21/30	HUF	228,000	846
Indonesia (0.4%)
Indonesia Government International Bond,
1.75%, 4/24/25	EUR	440	520
Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	3,175,000	216
8.25%, 5/15/29		12,858,000	1,006
			1,742
Italy (1.0%)
Italy Buoni Poliennali Del Tesoro,
1.45%, 9/15/22	EUR	640	744
1.75%, 7/1/24		1,820	2,150
3.85%, 9/1/49 (c)		920	1,337
			4,231
Japan (5.5%)
Japan Government Ten Year Bond,
0.10%, 6/20/26 – 6/20/29	JPY	690,000	6,440
0.50%, 9/20/24		281,000	2,663
0.60%, 12/20/23		92,000	872
1.10%, 6/20/21		366,000	3,430
Japan Government Thirty Year Bond,
0.30%, 6/20/46		254,000	2,296
1.70%, 6/20/33		381,000	4,259
2.00%, 9/20/40		261,000	3,226
			23,186
Korea, Republic of (0.2%)
Export-Import Bank of Korea,
2.38%, 6/25/24		$510	515
Korea International Bond,
2.00%, 6/19/24		350	350
			865

Malaysia (0.1%)
Malaysia Government Bond,
3.96%, 9/15/25	MYR	1,930	489

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Mexico (0.4%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	8,000	440
8.50%, 5/31/29		12,000	707
Petroleos Mexicanos,
6.84%, 1/23/30 (c)		$358	382
			1,529

New Zealand (0.0%)
New Zealand Government Bond,
3.00%, 4/20/29	NZD	120	90

Norway (0.1%)
Norway Government Bond,
2.00%, 5/24/23 (c)	NOK	2,430	282

Poland (0.1%)
Republic of Poland Government Bond,
2.50%, 7/25/27	PLN	820	222

Portugal (0.0%)
Portugal Obrigacoes do Tesouro OT,
4.10%, 2/15/45 (c)	EUR	110	196

Russia (0.1%)
Russian Federal Bond - OFZ,
7.95%, 10/7/26	RUB	21,000	372

Spain (1.5%)
Spain Government Bond,
0.25%, 7/30/24 (c)	EUR	1,470	1,674
0.45%, 10/31/22		1,510	1,731
1.60%, 4/30/25 (c)		1,790	2,180
2.70%, 10/31/48 (c)		300	448
3.45%, 7/30/66 (c)		100	179
			6,212

Supernational (0.8%)
European Financial Stability Facility,
1.25%, 5/24/33		650	818
European Investment Bank,
0.20%, 7/15/24		690	790
International Bank for Reconstruction & Development,
2.20%, 2/27/24	AUD	2,190	1,588
			3,196

Sweden (0.2%)
Sweden Government Bond,
0.75%, 11/12/29 (c)	SEK	7,700	871
1.00%, 11/12/26		1,600	183
			1,054

United Kingdom (1.5%)
United Kingdom Gilt,
1.63%, 10/22/28	GBP	1,380	1,965
3.50%, 1/22/45		1,560	3,013

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

4.25%, 9/7/39	590	1,190
		6,168
		76,453

U.S. Treasury Securities (3.4%)
United States (3.4%)
U.S. Treasury Bonds,
2.50%, 2/15/45	$2,080	2,128
3.13%, 5/15/48	2,320	2,679
4.25%, 11/15/40	3,100	4,111
U.S. Treasury Inflation Indexed Bonds,
1.00%, 2/15/48	626	694
U.S. Treasury Note,
0.88%, 1/15/29	4,617	4,904
		14,516
Total Fixed Income Securities (Cost $158,823)		164,631

	Shares	Value (000)
Common Stocks (43.9%)
Australia (1.2%)
AGL Energy Ltd.	3,717	54
Alumina Ltd.	12,125	20
Amcor PLC CDI	5,788	63
AMP Ltd.	14,599	20
APA Group	6,048	47
Aristocrat Leisure Ltd.	2,659	63
ASX Ltd.	955	53
Aurizon Holdings Ltd.	10,207	38
AusNet Services	10,272	12
Australia & New Zealand Banking Group Ltd.	17,395	301
Bank of Queensland Ltd.	2,447	12
Bendigo & Adelaide Bank Ltd.	2,980	20
BHP Group Ltd.	15,531	424
Boral Ltd.	5,801	18
Brambles Ltd.	7,935	65
Caltex Australia Ltd.	1,331	32
Challenger Ltd.	3,033	17
CIMIC Group Ltd.	518	12
Coca-Cola Amatil Ltd.	3,044	24
Cochlear Ltd.	282	45
Coles Group Ltd.	5,772	60
Commonwealth Bank of Australia	8,738	490
Computershare Ltd.	2,322	27
Crown Resorts Ltd.	1,908	16
CSL Ltd.	2,299	445
Dexus REIT	4,818	40
Domino's Pizza Enterprises Ltd.	327	12
Flight Centre Travel Group Ltd.	309	10
Fortescue Metals Group Ltd.	7,517	56
Goodman Group REIT	8,973	84
GPT Group (The) REIT	8,944	35
Harvey Norman Holdings Ltd.	2,912	8
Incitec Pivot Ltd.	8,356	19
Insurance Australia Group Ltd.	11,733	63
James Hardie Industries PLC CDI	2,225	44
Lend Lease Group REIT	2,739	34

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Macquarie Group Ltd.	1,523	147
Medibank Pvt Ltd.	13,656	30
Mirvac Group REIT	18,504	41
National Australia Bank Ltd.	16,212	280
Newcrest Mining Ltd.	3,718	79
Oil Search Ltd.	6,748	34
OneMarket Ltd. (e)	390	—	@
Orica Ltd.	1,857	29
Origin Energy Ltd.	8,677	52
Qantas Airways Ltd.	1,836	9
QBE Insurance Group Ltd.	7,669	69
Ramsay Health Care Ltd.	689	35
REA Group Ltd.	280	20
Rio Tinto Ltd.	2,069	146
Santos Ltd.	8,930	51
Scentre Group REIT	26,534	71
Seek Ltd.	1,657	26
Shopping Centres Australasia Property Group REIT	58	—	@
Sonic Healthcare Ltd.	2,085	42
South32 Ltd.	25,832	49
Stockland REIT	13,107	43
Suncorp Group Ltd.	6,408	58
Sydney Airport	5,462	33
Tabcorp Holdings Ltd.	9,847	31
Telstra Corp., Ltd.	23,496	58
TPG Telecom Ltd.	1,809	9
Transurban Group	10,108	106
Treasury Wine Estates Ltd.	3,636	41
Vicinity Centres REIT	16,529	29
Vocus Group Ltd. (e)	2,924	6
Wesfarmers Ltd.	5,565	162
Westpac Banking Corp.	17,649	300
Woodside Petroleum Ltd.	3,854	93
Woolworths Group Ltd.	6,820	173
		5,135
Austria (0.1%)
Erste Group Bank AG (e)	3,824	144
IMMOFINANZ AG (e)	332	9
Raiffeisen Bank International AG	1,886	47
voestalpine AG	1,205	33
		233
Belgium (0.3%)
Ageas	751	44
Anheuser-Busch InBev SA N.V.	3,213	262
bpost SA	35,250	407
Cie d'Entreprises CFE	458	50
Colruyt SA	239	12
D'ieteren SA	1,224	86
Econocom Group SA	19,752	54
Groupe Bruxelles Lambert SA	320	34
KBC Group N.V.	4,172	314
Proximus SADP	694	20
Solvay SA	296	34
Telenet Group Holding N.V.	212	10
UCB SA	499	40
Umicore SA	746	36
		1,403

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Canada (1.9%)
Agnico Eagle Mines Ltd.	1,400	86
Alimentation Couche-Tard, Inc., Class B	4,762	151
AltaGas Ltd.	1,200	18
ARC Resources Ltd.	1,645	10
Atco Ltd., Class I	600	23
Bank of Montreal	3,833	297
Bank of Nova Scotia (The)	6,681	377
Barrick Gold Corp. (LSE)	3,932	73
Barrick Gold Corp. (NYSE)	4,262	79
Bausch Health Cos., Inc. (e)	1,600	48
BCE, Inc.	1,200	56
Blackberry Ltd. (e)	2,620	17
Bombardier, Inc., Class B (e)	9,998	15
Brookfield Asset Management, Inc., Class A	4,113	238
CAE, Inc.	1,400	37
Cameco Corp.	2,134	19
Canadian Imperial Bank of Commerce	2,125	177
Canadian National Railway Co.	3,876	351
Canadian Natural Resources Ltd.	5,729	185
Canadian Pacific Railway Ltd.	1,200	306
Canadian Tire Corp., Ltd., Class A	600	65
Canadian Utilities Ltd., Class A	1,100	33
CCL Industries, Inc., Class B	1,400	60
Cenovus Energy, Inc.	4,269	43
CGI, Inc. (e)	1,400	117
CI Financial Corp.	1,400	23
Constellation Software, Inc.	100	97
Crescent Point Energy Corp.	2,913	13
Dollarama, Inc.	2,200	76
Eldorado Gold Corp. (e)	738	6
Element Fleet Management Corp.	2,138	18
Emera, Inc.	500	21
Empire Co., Ltd., Class A	1,200	28
Enbridge, Inc.	5,047	201
Encana Corp.	5,047	24
Fairfax Financial Holdings Ltd.	100	47
Finning International, Inc.	1,200	23
First Quantum Minerals Ltd.	3,694	37
Fortis, Inc.	2,182	91
Franco-Nevada Corp.	1,200	124
George Weston Ltd.	631	50
Gildan Activewear, Inc.	1,400	41
Great-West Lifeco, Inc.	1,500	38
H&R Real Estate Investment Trust REIT	1,200	20
Husky Energy, Inc.	1,798	14
Hydro One Ltd.	1,448	28
IA Financial Corp., Inc.	900	49
IGM Financial, Inc.	700	20
Imperial Oil Ltd.	1,456	39
Intact Financial Corp.	1,100	119
Inter Pipeline Ltd.	1,745	30
Keyera Corp.	1,400	37
Kinross Gold Corp. (e)	6,114	29
Linamar Corp.	500	19
Loblaw Cos., Ltd.	1,473	76
Magna International, Inc.	1,938	106
Manulife Financial Corp.	9,783	199
Methanex Corp.	700	27
Metro, Inc.	1,400	58
National Bank of Canada	1,887	105

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Nutrien Ltd.	3,669	176
Onex Corp.	700	44
Open Text Corp.	1,400	62
Pembina Pipeline Corp.	2,858	106
Peyto Exploration & Development Corp.	1,200	4
Power Corp. of Canada	1,642	42
Power Financial Corp.	1,400	38
PrairieSky Royalty Ltd.	1,177	14
Restaurant Brands International, Inc.	1,400	89
RioCan Real Estate Investment Trust REIT	1,200	25
Rogers Communications, Inc., Class B	1,690	84
Royal Bank of Canada	7,884	624
Saputo, Inc.	1,600	50
Seven Generations Energy Ltd., Class A (e)	1,600	10
Shaw Communications, Inc., Class B	2,134	43
SmartCentres Real Estate Investment Trust REIT	600	14
SNC-Lavalin Group, Inc.	1,200	28
Sun Life Financial, Inc.	3,205	146
Suncor Energy, Inc.	8,288	272
TC Energy Corp.	4,262	227
Teck Resources Ltd., Class B	3,009	52
TELUS Corp.	1,000	39
Thomson Reuters Corp.	1,589	114
Toronto-Dominion Bank (The)	9,966	559
Tourmaline Oil Corp.	1,400	16
Trisura Group Ltd. (e)	27	1
Turquoise Hill Resources Ltd. (e)	5,840	4
Vermilion Energy, Inc.	900	15
West Fraser Timber Co., Ltd.	600	26
Wheaton Precious Metals Corp.	2,231	66
Yamana Gold, Inc.	4,362	17
		7,821
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (e)	42,000	—	@
Wharf Holdings Ltd. (The) (f)	7,200	19
		19
Denmark (0.3%)
AP Moller - Maersk A/S Series A	17	23
AP Moller - Maersk A/S Series B	34	49
Carlsberg A/S Series B	86	13
Coloplast A/S Series B	78	10
Danske Bank A/S	4,173	67
DSV A/S	2,130	246
Maersk Drilling A/S (e)	104	7
Novo Nordisk A/S Series B	12,237	709
Novozymes A/S Series B	1,711	84
Orsted A/S	85	9
Vestas Wind Systems A/S	2,153	217
		1,434
Finland (0.2%)
Elisa Oyj	680	37
Fortum Oyj	2,038	50
Kone Oyj, Class B	1,416	93
Metso Oyj	473	19
Neste Oyj	1,646	57
Nokia Oyj	24,585	91

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Nokian Renkaat Oyj	486	14
Nordea Bank Abp (OMXH)	194	1
Nordea Bank Abp (SSE)	17,016	138
Orion Oyj, Class B	439	20
Sampo Oyj, Class A	1,873	82
Stora Enso Oyj, Class R	2,345	34
UPM-Kymmene Oyj	2,245	78
Wartsila Oyj Abp	1,880	21
		735
France (4.1%)
Accor SA	777	36
Aeroports de Paris (ADP)	3,828	756
Air Liquide SA	1,936	274
Airbus SE	2,412	353
Akka Technologies	1,243	91
ALD SA	5,939	92
Alstom SA	631	30
Alten SA	3,202	404
Altran Technologies SA	25,241	401
Amundi SA	245	19
ArcelorMittal	2,718	48
Arkema SA	279	30
Atos SE	393	33
AXA SA	7,969	224
BioMerieux	172	15
BNP Paribas SA	18,890	1,119
Bollore SA	3,563	16
Bouygues SA	876	37
Bureau Veritas SA	1,088	28
Capgemini SE	660	81
Carrefour SA	2,453	41
Casino Guichard Perrachon SA	226	11
Cie de Saint-Gobain	2,095	86
Cie Generale des Etablissements Michelin SCA	702	86
CNP Assurances	694	14
Covivio REIT	137	16
Credit Agricole SA	19,320	280
Danone SA	2,602	216
Dassault Aviation SA	11	14
Dassault Systemes SE	537	88
Derichebourg SA	28,577	117
Edenred	915	47
Eiffage SA	7,510	859
Electricite de France SA	2,627	29
Elior Group SA	20,717	304
Engie SA	8,423	136
EssilorLuxottica SA	851	130
Eurazeo SE	194	13
Eurofins Scientific SE	46	26
Eutelsat Communications SA	722	12
Faurecia SE	307	17
Fnac Darty SA (e)	3,402	202
Gecina SA REIT	195	35
Getlink SE	1,904	33
Hermes International	130	97
ICADE REIT	137	15
Iliad SA	124	16
Imerys SA	153	7
Ingenico Group SA	243	26

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Ipsen SA	155	14
Jacquet Metal Service SA	2,007	35
JCDecaux SA	304	9
Kaufman & Broad SA	1,960	81
Kering SA	313	205
Klepierre SA REIT	902	34
L'Oreal SA	1,087	322
Lagardere SCA	490	11
Legrand SA	1,087	89
LVMH Moet Hennessy Louis Vuitton SE	1,154	536
Natixis SA	3,881	17
Orange SA	9,319	137
Pernod Ricard SA	925	165
Peugeot SA	57,977	1,385
Publicis Groupe SA	854	39
Remy Cointreau SA	95	12
Renault SA	787	37
Rexel SA	1,228	16
Safran SA	1,368	211
Sanofi	4,718	474
Schneider Electric SE	2,332	239
SCOR SE	706	30
SEB SA	94	14
SES SA	1,501	21
Societe BIC SA	117	8
Societe Generale SA	12,897	449
Sodexo SA	378	45
STMicroelectronics N.V.	2,775	75
Suez	1,977	30
Teleperformance	239	58
Thales SA	439	46
TOTAL SA	9,675	534
Ubisoft Entertainment SA (e)	260	18
Unibail-Rodamco-Westfield REIT	408	64
Unibail-Rodamco-Westfield REIT CDI	2,974	23
Valeo SA	982	35
Veolia Environnement SA	2,281	61
Vinci SA	34,155	3,793
Vivendi SA	4,239	123
Wendel SA	115	15
Worldline SA (e)	9,318	660
		17,230
Germany (2.3%)
1&1 Drillisch AG	229	6
Adidas AG	769	250
Allianz SE (Registered)	1,840	451
Amadeus Fire AG	353	59
Aumann AG	3,167	55
Axel Springer SE	202	14
BASF SE	3,783	285
Bayer AG (Registered)	3,524	286
Bayerische Motoren Werke AG	1,362	112
Bayerische Motoren Werke AG (Preference)	227	14
Bechtle AG	4,187	585
Befesa SA	1,883	80
Beiersdorf AG	435	52
Bilfinger SE	8,219	317
Brenntag AG	639	35
CANCOM SE	5,776	339

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Commerzbank AG	17,236	106
Continental AG	450	58
Covestro AG	662	31
Daimler AG (Registered)	3,936	218
Deutsche Bank AG (Registered)	8,417	65
Deutsche Boerse AG	772	121
Deutsche Lufthansa AG (Registered)	974	18
Deutsche Post AG (Registered)	3,982	151
Deutsche Telekom AG (Registered)	15,600	255
Deutsche Wohnen SE	1,453	59
E.ON SE	10,264	110
Evonik Industries AG	668	20
Fraport AG Frankfurt Airport Services Worldwide	7,038	597
Fresenius Medical Care AG & Co., KGaA	916	67
Fresenius SE & Co., KGaA	1,761	99
Fuchs Petrolub SE (Preference)	287	14
GEA Group AG	721	24
Hamburger Hafen und Logistik AG	3,351	92
Hannover Rueck SE (Registered)	245	47
HeidelbergCement AG	623	45
Henkel AG & Co., KGaA	448	42
Henkel AG & Co., KGaA (Preference)	771	80
Hochtief AG	79	10
Hornbach Holding AG & Co., KGaA	778	56
Hugo Boss AG	264	13
Indus Holding AG	1,305	57
Infineon Technologies AG	4,808	109
Innogy SE	652	33
Jungheinrich AG (Preference)	4,647	112
K+S AG (Registered)	780	10
KION Group AG	294	20
LANXESS AG	377	25
Linde PLC	1,835	391
Linde PLC (e)	1,188	255
Merck KGaA	548	65
METRO AG	736	12
MTU Aero Engines AG	213	61
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	636	188
OSRAM Licht AG	408	20
Porsche Automobil Holding SE (Preference)	632	47
ProSiebenSat.1 Media SE (Registered)	968	15
Puma SE	261	20
QIAGEN N.V. (e)	896	30
RTL Group SA	159	8
RWE AG	2,427	74
Salzgitter AG	10,566	233
SAP SE	4,031	543
Schaeffler AG (Preference)	1,000	11
Siemens AG (Registered)	3,170	414
Sixt SE	2,595	260
Symrise AG	512	54
Telefonica Deutschland Holding AG	3,079	9
thyssenKrupp AG	1,787	24
Uniper SE	922	30
United Internet AG (Registered)	573	19
Volkswagen AG	133	26
Volkswagen AG (Preference)	770	152
Vonovia SE	2,015	108
Wacker Neuson SE	4,378	84
Washtec AG	420	25

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Wirecard AG	496	59
Zalando SE (e)	19,740	995
		9,936
Greece (0.1%)
Mytilineos SA	8,910	98
National Bank of Greece SA (e)	9	—	@
OPAP SA	19,487	253
		351
Hong Kong (0.6%)
AIA Group Ltd.	63,000	661
ASM Pacific Technology Ltd.	1,200	17
Bank of East Asia Ltd. (The)	8,659	19
BOC Hong Kong Holdings Ltd.	22,609	79
Cathay Pacific Airways Ltd.	5,000	7
CK Asset Holdings Ltd.	13,364	97
CK Hutchison Holdings Ltd.	13,364	127
CK Infrastructure Holdings Ltd.	4,500	32
CLP Holdings Ltd.	8,240	87
First Pacific Co., Ltd.	10,000	3
Galaxy Entertainment Group Ltd.	12,000	88
Hang Lung Group Ltd.	5,000	12
Hang Lung Properties Ltd.	12,000	26
Hang Seng Bank Ltd.	4,478	93
Henderson Land Development Co., Ltd.	7,644	38
HK Electric Investments & HK Electric Investments Ltd.	13,500	13
HKT Trust & HKT Ltd.	13,480	19
Hong Kong & China Gas Co., Ltd.	57,618	113
Hong Kong Exchanges & Clearing Ltd.	6,461	210
Hongkong Land Holdings Ltd.	6,000	35
Hysan Development Co., Ltd.	4,000	16
I-CABLE Communications Ltd. (e)	7,559	—	@
Jardine Matheson Holdings Ltd.	1,200	67
Kerry Properties Ltd.	3,500	11
Li & Fung Ltd.	32,000	4
Link REIT	11,533	122
Melco Resorts & Entertainment Ltd. ADR	1,000	24
MGM China Holdings Ltd.	4,800	8
MTR Corp., Ltd.	7,666	45
New World Development Co., Ltd.	33,367	46
NWS Holdings Ltd.	9,000	13
PCCW Ltd.	22,000	13
Power Assets Holdings Ltd.	7,000	51
Sands China Ltd.	12,800	68
Shangri-La Asia Ltd.	8,000	8
Sino Land Co., Ltd.	19,434	28
SJM Holdings Ltd.	11,000	13
Sun Hung Kai Properties Ltd.	7,504	115
Swire Pacific Ltd., Class A	2,000	19
Swire Properties Ltd.	6,150	20
Techtronic Industries Co., Ltd.	7,000	57
WH Group Ltd.	42,000	43
Wharf Real Estate Investment Co., Ltd.	7,200	44
Wheelock & Co., Ltd.	5,000	33
Wynn Macau Ltd.	8,400	21
Yue Yuen Industrial Holdings Ltd.	4,500	13
		2,678

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Ireland (0.1%)
AIB Group PLC	13,956	49
Bank of Ireland Group PLC	16,301	89
CRH PLC (e)	3,431	137
Flutter Entertainment PLC	327	40
Kerry Group PLC, Class A	674	84
		399
Israel (0.0%)
Bank Hapoalim BM	838	7
Bank Leumi Le-Israel BM	1,199	9
Mizrahi Tefahot Bank Ltd.	78	2
Teva Pharmaceutical Industries Ltd. ADR (e)	100	1
		19
Italy (0.9%)
Assicurazioni Generali SpA	5,058	104
Atlantia SpA	43,573	1,017
CIR-Compagnie Industriali Riunite SpA	24,458	30
CNH Industrial N.V.	4,274	47
Davide Campari-Milano SpA	2,426	22
Enav SpA	32,396	193
Enel SpA	37,405	297
Eni SpA	10,436	162
EXOR N.V.	444	34
Ferrari N.V.	511	85
Fiat Chrysler Automobiles N.V.	4,430	66
Fiera Milano SpA	9,665	59
FinecoBank Banca Fineco SpA	7,381	89
Geox SpA	35,657	47
Intesa Sanpaolo SpA	254,566	671
Leonardo SpA	1,685	20
Mediobanca Banca di Credito Finanziario SpA	10,310	114
Poste Italiane SpA	2,151	24
Prysmian SpA	852	21
Recordati SpA	449	19
Snam SpA	9,450	50
Societa Iniziative Autostradali e Servizi SpA	6,439	108
Telecom Italia SpA	28,415	17
Telecom Italia SpA (e)	53,529	33
Tenaris SA	1,951	22
Terna Rete Elettrica Nazionale SpA	6,519	44
UniCredit SpA	33,874	495
UnipolSai Assicurazioni SpA	4,062	12
		3,902
Japan (1.3%)
Astellas Pharma, Inc.	48	1
Chiba Bank Ltd. (The)	622	4
Chubu Electric Power Co., Inc.	432	6
Chugoku Electric Power Co., Inc. (The)	48	1
Concordia Financial Group Ltd.	1,004	4
Japan Post Bank Co., Ltd.	335	3
Japan Tobacco, Inc.	48	1
Kansai Electric Power Co., Inc. (The)	432	5
Kao Corp.	100	8
KDDI Corp.	1,103	33
Kirin Holdings Co., Ltd.	48	1
Kyushu Electric Power Co., Inc.	48	—	@

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Mebuki Financial Group, Inc.	1,052	3
Mitsubishi Estate Co., Ltd.	69,000	1,320
Mitsui Fudosan Co., Ltd.	61,300	1,498
Mizuho Financial Group, Inc.	38,740	60
Nippon Telegraph & Telephone Corp.	960	24
Nomura Real Estate Holdings, Inc.	11,500	276
NTT DOCOMO, Inc.	816	23
Osaka Gas Co., Ltd.	144	3
Resona Holdings, Inc.	1,961	9
Seven Bank Ltd.	670	2
Shizuoka Bank Ltd. (The)	335	3
Softbank Corp.	960	13
SoftBank Group Corp.	864	38
Sumitomo Mitsui Financial Group, Inc.	717	26
Sumitomo Mitsui Trust Holdings, Inc.	287	11
Sumitomo Realty & Development Co., Ltd.	33,500	1,169
Takeda Pharmaceutical Co., Ltd.	48	2
Tohoku Electric Power Co., Inc.	48	—	@
Tokyo Electric Power Co., Holdings, Inc. (e)	624	3
Tokyo Gas Co., Ltd.	48	1
Tokyo Tatemono Co., Ltd.	28,600	446
Tokyu Fudosan Holdings Corp.	61,000	421
		5,418
Netherlands (1.1%)
ABN Amro Bank N.V. CVA	7,139	130
Accell Group N.V.	1,398	41
Aegon N.V.	7,272	33
AerCap Holdings N.V. (e)	600	37
Akzo Nobel N.V.	923	94
Altice Europe N.V. (e)	2,239	14
ASML Holding N.V.	1,629	482
Basic-Fit N.V. (e)	3,193	121
Boskalis Westminster	373	10
Coca-Cola European Partners PLC	900	46
Heineken Holding N.V.	497	48
Heineken N.V.	1,117	119
ING Groep N.V.	65,900	790
InterXion Holding N.V. (e)	6,200	520
Koninklijke Ahold Delhaize N.V.	5,647	141
Koninklijke DSM N.V.	746	97
Koninklijke KPN N.V.	16,058	47
Koninklijke Philips N.V.	3,982	194
Koninklijke Vopak N.V.	288	16
NN Group N.V.	1,251	47
NXP Semiconductors N.V.	1,400	178
PostNL N.V.	93,650	211
Randstad N.V.	485	30
Takeaway.com N.V. (e)	4,552	420
TomTom N.V. (e)	15,636	165
Unilever N.V.	7,002	402
Wolters Kluwer N.V.	1,242	91
		4,524
New Zealand (0.0%)
Auckland International Airport Ltd.	4,470	26
Contact Energy Ltd.	3,240	15
Fletcher Building Ltd.	3,057	10
Mercury NZ Ltd.	3,139	11
Meridian Energy Ltd.	5,817	20

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Ryman Healthcare Ltd.	1,712	19
Spark New Zealand Ltd.	9,166	27
		128
Norway (0.1%)
Akastor ASA (e)	892	1
Aker Solutions ASA (e)	892	3
DNB ASA	6,167	115
Equinor ASA	6,187	123
Kvaerner ASA	816	1
Mowi ASA	81	2
Norsk Hydro ASA	6,475	24
Orkla ASA	4,815	49
REC Silicon ASA (e)	649	—	@
Seadrill Ltd. (e)	1	—	@
Subsea 7 SA	1,469	18
Telenor ASA	8,068	145
Yara International ASA	958	40
		521
Poland (0.0%)
Jeronimo Martins SGPS SA	2,786	46

Portugal (0.1%)
CTT-Correios de Portugal SA	18,732	67
EDP - Energias de Portugal SA	1,186	5
Galp Energia SGPS SA	2,600	43
Navigator Co. SA (The)	39,412	159
Pharol SGPS SA (Registered) (e)	11,120	1
Semapa-Sociedade de Investimento e Gestao	2,072	32
		307
Singapore (0.0%)
DBS Group Holdings Ltd.	1,004	19
Oversea-Chinese Banking Corp., Ltd.	2,391	20
Singapore Telecommunications Ltd.	4,654	12
United Overseas Bank Ltd.	717	14
		65
South Africa (0.0%)
Nedbank Group Ltd.	633	10
Old Mutual Ltd.	19,716	27
		37
Spain (1.3%)
ACS Actividades de Construccion y Servicios SA	1,049	42
Aena SME SA	8,351	1,597
Amadeus IT Group SA	1,807	148
Banco Bilbao Vizcaya Argentaria SA	113,578	635
Banco de Sabadell SA	109,087	127
Banco Santander SA	284,564	1,191
Bankia SA	20,388	43
Bankinter SA	11,469	84
CaixaBank SA	62,021	195
Cia de Distribucion Integral Logista Holdings SA	7,410	167
Enagas SA	939	24
Ence Energia y Celulosa SA	36,508	150
Endesa SA	1,455	39

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Ferrovial SA	2,034	61
Grifols SA	1,228	43
Iberdrola SA	26,580	274
Industria de Diseno Textil SA	4,465	157
International Consolidated Airlines Group SA	2,565	21
Mapfre SA	4,445	12
Naturgy Energy Group SA	1,615	41
NH Hotel Group SA	5,252	28
Red Electrica Corp., SA	1,993	40
Repsol SA	5,281	82
Siemens Gamesa Renewable Energy SA	1,000	17
Telefonica SA	21,344	149
Telepizza Group SA (e)	156	1
		5,368
Sweden (0.4%)
Alfa Laval AB	1,448	36
Assa Abloy AB, Class B	4,932	115
Atlas Copco AB, Class A	3,274	131
Atlas Copco AB, Class B	1,906	66
Boliden AB	1,321	35
Electrolux AB, Class B	1,170	29
Epiroc AB, Class A	3,274	40
Epiroc AB, Class B	2,026	24
Essity AB, Class B	3,119	100
Getinge AB, Class B	1,172	22
Hennes & Mauritz AB, Class B	4,548	93
Hexagon AB, Class B	1,259	71
Husqvarna AB, Class B	2,168	17
ICA Gruppen AB	412	19
Industrivarden AB, Class C	881	21
Investor AB, Class B	2,273	124
Kinnevik AB, Class B	1,171	29
L E Lundbergforetagen AB, Class B	403	18
Lundin Petroleum AB	912	31
Millicom International Cellular SA SDR	389	19
Modern Times Group MTG AB, Class B (e)	44	1
Nordic Entertainment Group AB, Class B	44	1
Sandvik AB	5,429	106
Securitas AB, Class B	1,526	26
Skandinaviska Enskilda Banken AB, Class A	8,582	81
Skanska AB, Class B	1,658	38
SKF AB, Class B	1,857	38
Svenska Handelsbanken AB, Class A	8,395	90
Swedbank AB, Class A	4,977	74
Swedish Match AB	883	45
Tele2 AB, Class B	2,030	29
Telefonaktiebolaget LM Ericsson, Class B	15,432	135
Telia Co., AB	14,226	61
Volvo AB, Class B	7,594	127
		1,892
Switzerland (1.7%)
ABB Ltd. (Registered)	17,780	429
Adecco Group AG (Registered)	720	46
Alcon, Inc. (e)	2,287	130
Cie Financiere Richemont SA (Registered)	2,527	197
Credit Suisse Group AG (Registered) (e)	8,387	113
Geberit AG (Registered)	426	239
Givaudan SA (Registered)	49	154

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Idorsia Ltd. (e)	551	17
Julius Baer Group Ltd. (e)	1,208	62
Kuehne & Nagel International AG (Registered)	383	65
LafargeHolcim Ltd. (Registered) (e) (Euronext)	2,171	119
LafargeHolcim Ltd. (Registered) (e) (SIX)	182	10
Lonza Group AG (Registered) (e)	277	101
Nestle SA (Registered)	18,629	2,017
Novartis AG (Registered)	11,441	1,083
Roche Holding AG (Genusschein)	3,128	1,017
SGS SA (Registered)	30	82
Sonova Holding AG (Registered)	491	112
Swatch Group AG (The)	183	51
Swiss Re AG	699	79
Swisscom AG (Registered)	369	195
Transocean Ltd. (e)	1,913	13
UBS Group AG (Registered) (e)	14,446	182
Zurich Insurance Group AG	1,201	493
		7,006
United Kingdom (3.0%)
3i Group PLC	4,991	73
Admiral Group PLC	1,080	33
Anglo American PLC	6,477	186
Antofagasta PLC	2,146	26
Ashtead Group PLC	2,587	83
Associated British Foods PLC	1,902	65
AstraZeneca PLC	6,311	636
Auto Trader Group PLC	5,352	42
Aviva PLC	21,041	117
Babcock International Group PLC	1,371	11
BAE Systems PLC	16,355	122
Barclays PLC	105,184	250
Barratt Developments PLC	5,166	51
Berkeley Group Holdings PLC	667	43
BHP Group PLC	10,689	252
BP PLC	94,927	593
British American Tobacco PLC	11,352	486
British Land Co., PLC (The) REIT	5,057	43
BT Group PLC	48,705	124
Bunzl PLC	1,741	48
Burberry Group PLC	2,268	66
Capita PLC (e)	3,863	8
Carnival PLC	1,015	49
Centrica PLC	30,969	37
Cobham PLC	12,985	28
Coca-Cola HBC AG (e)	991	34
Compass Group PLC	7,622	191
ConvaTec Group PLC	7,477	20
Croda International PLC	667	45
DCC PLC	466	40
Diageo PLC	12,529	531
Direct Line Insurance Group PLC	7,158	30
Dixons Carphone PLC	5,436	10
easyJet PLC	849	16
Experian PLC	4,886	165
Ferguson PLC	1,270	115
Fresnillo PLC	1,227	10
G4S PLC	7,052	20
GlaxoSmithKline PLC	24,443	576
Glencore PLC (e)	59,537	186

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Hammerson PLC REIT	4,269	17
Hargreaves Lansdown PLC	1,405	36
Hikma Pharmaceuticals PLC	766	20
HSBC Holdings PLC	112,312	881
IMI PLC	1,483	23
Imperial Brands PLC	4,669	116
InterContinental Hotels Group PLC	899	62
Intertek Group PLC	844	65
Intu Properties PLC REIT (e)	5,299	2
Investec PLC	3,601	21
ITV PLC	19,145	38
J Sainsbury PLC	8,851	27
Johnson Matthey PLC	989	39
Kingfisher PLC	11,410	33
Land Securities Group PLC REIT	3,850	51
Legal & General Group PLC	30,917	124
Lloyds Banking Group PLC	530,264	439
London Stock Exchange Group PLC	1,661	171
M&G PLC (e)	12,518	39
Marks & Spencer Group PLC	8,742	25
Mediclinic International PLC	2,023	11
Meggitt PLC	4,230	37
Melrose Industries PLC	19,294	61
Micro Focus International PLC	1,580	22
Mondi PLC	1,906	45
National Grid PLC	18,010	225
Next PLC	745	69
Paragon Offshore PLC (e)(g)	303	—
Pearson PLC	4,324	37
Persimmon PLC	1,583	57
Provident Financial PLC	917	6
Prudential PLC	12,518	240
Quilter PLC	8,925	19
Reckitt Benckiser Group PLC	3,384	275
RELX PLC (Euronext N.V.)	5,332	134
RELX PLC (LSE)	5,557	140
Rio Tinto PLC	5,957	355
Rolls-Royce Holdings PLC (e)	8,672	78
Royal Bank of Scotland Group PLC	23,417	75
Royal Dutch Shell PLC, Class A	21,716	643
Royal Dutch Shell PLC, Class B	18,189	540
Royal Mail PLC	4,900	15
RSA Insurance Group PLC	5,321	40
Sage Group PLC (The)	5,633	56
Schroders PLC	675	30
Segro PLC REIT	5,157	61
Severn Trent PLC	1,374	46
Smith & Nephew PLC	4,659	113
Smiths Group PLC	2,057	46
SSE PLC	5,685	108
St. James's Place PLC	2,747	42
Standard Chartered PLC	19,293	182
Standard Life Aberdeen PLC	12,176	53
Tate & Lyle PLC	2,499	25
Taylor Wimpey PLC	16,854	43
Tesco PLC	45,778	155
Travis Perkins PLC	1,357	29
TUI AG	2,390	30
Unilever PLC	6,362	367
United Utilities Group PLC	3,820	48
Vodafone Group PLC	144,635	281

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Weir Group PLC (The)	1,194	24
Whitbread PLC	678	44
Wm Morrison Supermarkets PLC	11,277	30
WPP PLC	6,639	94
		12,721
United States (22.8%)
3M Co.	2,001	353
Abbott Laboratories	5,882	511
AbbVie, Inc.	5,019	444
ABIOMED, Inc. (e)	264	45
Accenture PLC, Class A	2,055	433
Activision Blizzard, Inc.	2,393	142
Acuity Brands, Inc.	238	33
Adobe, Inc. (e)	1,727	570
Advance Auto Parts, Inc.	249	40
Advanced Micro Devices, Inc. (e)	3,201	147
AES Corp.	2,677	53
Affiliated Managers Group, Inc.	283	24
Aflac, Inc.	2,534	134
Agilent Technologies, Inc.	1,117	95
AGNC Investment Corp. REIT	1,684	30
Air Products & Chemicals, Inc.	879	207
Akamai Technologies, Inc. (e)	576	50
Albemarle Corp.	264	19
Alexandria Real Estate Equities, Inc. REIT	297	48
Alexion Pharmaceuticals, Inc. (e)	796	86
Align Technology, Inc. (e)	270	75
Alkermes PLC (e)	549	11
Alleghany Corp. (e)	51	41
Allegion PLC	331	41
Allergan PLC	1,182	226
Alliance Data Systems Corp.	268	30
Alliant Energy Corp.	940	51
Allstate Corp. (The)	1,169	131
Ally Financial, Inc.	1,401	43
Alnylam Pharmaceuticals, Inc. (e)	343	39
Alphabet, Inc., Class A (e)	959	1,284
Alphabet, Inc., Class C (e)	1,113	1,488
Altice USA, Inc., Class A (e) (Euronext N.V.)	964	26
Altice USA, Inc., Class A (e) (NYSE)	513	14
Altria Group, Inc.	6,557	327
Amazon.com, Inc. (e)	1,468	2,713
Amcor PLC (e)	5,238	57
AMERCO	31	12
Ameren Corp.	869	67
American Airlines Group, Inc.	292	8
American Electric Power Co., Inc.	1,701	161
American Express Co.	2,333	290
American Financial Group, Inc.	267	29
American International Group, Inc.	2,847	146
American Tower Corp. REIT	1,464	336
American Water Works Co., Inc.	643	79
Ameriprise Financial, Inc.	378	63
AmerisourceBergen Corp.	558	47
AMETEK, Inc.	793	79
Amgen, Inc.	2,033	490
Amphenol Corp., Class A	940	102
Analog Devices, Inc.	1,387	165
Annaly Capital Management, Inc. REIT	4,634	44

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

ANSYS, Inc. (e)	296	76
Anthem, Inc.	884	267
AO Smith Corp.	487	23
Aon PLC	846	176
Apache Corp.	1,219	31
Apple, Inc.	15,182	4,458
Applied Materials, Inc.	2,990	183
Aptiv PLC	891	85
Aramark	868	38
Arch Capital Group Ltd. (e)	1,419	61
Archer-Daniels-Midland Co.	1,859	86
Arconic, Inc.	1,431	44
Arista Networks, Inc. (e)	285	58
Arrow Electronics, Inc. (e)	293	25
Arthur J Gallagher & Co.	650	62
Assurant, Inc.	317	42
AT&T, Inc.	27,702	1,083
Athene Holding Ltd., Class A (e)	570	27
Atmos Energy Corp.	315	35
Autodesk, Inc. (e)	879	161
Autoliv, Inc.	284	24
Automatic Data Processing, Inc.	1,447	247
AutoZone, Inc. (e)	87	104
AvalonBay Communities, Inc. REIT	489	103
Avery Dennison Corp.	302	39
AXA Equitable Holdings, Inc.	931	23
Axalta Coating Systems Ltd. (e)	838	25
Baker Hughes a GE Co.	1,708	44
Ball Corp.	1,141	74
Bank of America Corp.	35,440	1,248
Bank of New York Mellon Corp. (The)	2,849	143
Baxter International, Inc.	1,730	145
Becton Dickinson & Co.	859	234
Berkshire Hathaway, Inc., Class B (e)	4,108	930
Best Buy Co., Inc.	839	74
Biogen, Inc. (e)	793	235
BioMarin Pharmaceutical, Inc. (e)	628	53
BlackRock, Inc.	320	161
Boeing Co. (The)	1,780	580
Booking Holdings, Inc. (e)	258	530
BorgWarner, Inc.	813	35
Boston Properties, Inc. REIT	545	75
Boston Scientific Corp. (e)	4,759	215
Brighthouse Financial, Inc. (e)	268	11
Bristol-Myers Squibb Co.	7,718	495
Broadcom, Inc.	1,173	371
Broadridge Financial Solutions, Inc.	307	38
Brown-Forman Corp., Class B	1,087	73
Bunge Ltd.	493	28
Burlington Stores, Inc. (e)	332	76
Cabot Oil & Gas Corp.	1,485	26
Cadence Design Systems, Inc. (e)	900	62
Camden Property Trust REIT	341	36
Campbell Soup Co.	584	29
Capital One Financial Corp.	1,547	159
Capri Holdings Ltd. (e)	511	19
Cardinal Health, Inc.	954	48
CarMax, Inc. (e)	596	52
Carnival Corp.	1,468	75
Caterpillar, Inc.	1,997	295
Cboe Global Markets, Inc.	291	35

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

CBRE Group, Inc., Class A (e)	1,132	69
CDK Global, Inc.	334	18
CDW Corp.	512	73
Celanese Corp.	341	42
Centene Corp. (e)	1,436	90
CenterPoint Energy, Inc.	1,823	50
CenturyLink, Inc.	3,830	51
Cerner Corp.	1,149	84
CF Industries Holdings, Inc.	866	41
CH Robinson Worldwide, Inc.	369	29
Charles Schwab Corp. (The)	3,868	184
Charter Communications, Inc., Class A (e)	553	268
Chemours Co. (The)	564	10
Cheniere Energy, Inc. (e)	812	50
Chevron Corp.	6,173	744
Chipotle Mexican Grill, Inc. (e)	92	77
Chubb Ltd.	1,520	237
Church & Dwight Co., Inc.	867	61
Cigna Corp. (e)	1,221	250
Cimarex Energy Co.	254	13
Cincinnati Financial Corp.	547	58
Cintas Corp.	313	84
Cisco Systems, Inc.	14,242	683
CIT Group, Inc.	277	13
Citigroup, Inc.	9,162	732
Citizens Financial Group, Inc.	1,725	70
Citrix Systems, Inc.	360	40
Clorox Co. (The)	346	53
CME Group, Inc.	1,364	274
CMS Energy Corp.	908	57
Coca-Cola Co. (The)	14,150	783
Cognex Corp.	595	33
Cognizant Technology Solutions Corp., Class A	1,826	113
Colgate-Palmolive Co.	2,680	184
Comcast Corp., Class A	14,630	658
Comerica, Inc.	532	38
CommScope Holding Co., Inc. (e)	668	9
Conagra Brands, Inc.	1,509	52
Concho Resources, Inc.	810	71
ConocoPhillips	3,586	233
Consolidated Edison, Inc.	1,241	112
Constellation Brands, Inc., Class A	582	110
Continental Resources, Inc.	331	11
Cooper Cos., Inc. (The)	277	89
Copart, Inc. (e)	821	75
Corning, Inc.	2,538	74
Corteva, Inc. (e)	2,410	71
CoStar Group, Inc. (e)	229	137
Costco Wholesale Corp.	1,443	424
Coty, Inc., Class A	960	11
Crown Castle International Corp. REIT	1,481	211
Crown Holdings, Inc. (e)	378	27
CSX Corp.	2,404	174
Cummins, Inc.	518	93
CVS Health Corp.	4,087	304
Danaher Corp.	2,063	317
Darden Restaurants, Inc.	329	36
DaVita, Inc. (e)	335	25
Deere & Co.	957	166
Dell Technologies, Inc., Class C (e)	541	28
Delta Air Lines, Inc.	589	34

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

DENTSPLY SIRONA, Inc.	880	50
Devon Energy Corp.	1,435	37
DexCom, Inc. (e)	327	72
Diamondback Energy, Inc.	541	50
Digital Realty Trust, Inc. REIT	836	100
Discover Financial Services	1,155	98
Discovery, Inc., Class A (e)	541	18
Discovery, Inc., Class C (e)	1,244	38
DISH Network Corp., Class A (e)	805	29
DocuSign, Inc. (e)	264	20
Dollar General Corp.	823	128
Dollar Tree, Inc. (e)	836	79
Dominion Energy, Inc.	3,065	254
Domino's Pizza, Inc.	236	69
Dover Corp.	504	58
Dow, Inc. (e)	2,405	132
DR Horton, Inc.	1,219	64
Dropbox, Inc., Class A (e)	671	12
DTE Energy Co.	646	84
Duke Energy Corp.	2,818	257
Duke Realty Corp. REIT	1,368	47
DuPont de Nemours, Inc.	2,374	152
DXC Technology Co.	828	31
E*Trade Financial Corp.	865	39
East West Bancorp, Inc.	492	24
Eastman Chemical Co.	377	30
Eaton Corp., PLC	1,458	138
Eaton Vance Corp.	305	14
eBay, Inc.	2,847	103
Ecolab, Inc.	822	159
Edison International	1,197	90
Edwards Lifesciences Corp. (e)	848	198
Elanco Animal Health, Inc. (e)	880	26
Electronic Arts, Inc. (e)	963	104
Eli Lilly & Co.	2,954	388
Emerson Electric Co.	2,014	154
Entergy Corp.	771	92
EOG Resources, Inc.	1,948	163
EPAM Systems, Inc. (e)	292	62
Equifax, Inc.	325	46
Equinix, Inc. REIT	285	166
Equity Lifestyle Properties, Inc. REIT	570	40
Equity Residential REIT	1,406	114
Erie Indemnity Co., Class A	90	15
ESC Seventy Seven (g)	275	—
Essex Property Trust, Inc. REIT	332	100
Estee Lauder Cos., Inc. (The), Class A	864	178
Everest Re Group Ltd.	243	67
Evergy, Inc.	900	59
Eversource Energy	1,125	96
Exact Sciences Corp. (e)	351	32
Exelon Corp.	3,615	165
Expedia Group, Inc.	325	35
Expeditors International of Washington, Inc.	596	46
Extra Space Storage, Inc. REIT	349	37
Exxon Mobil Corp.	13,719	957
F5 Networks, Inc. (e)	306	43
Facebook, Inc., Class A (e)	7,817	1,604
Factset Research Systems, Inc.	235	63
Fastenal Co.	1,771	65
Federal Realty Investment Trust REIT	262	34

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

FedEx Corp.	846	128
Fidelity National Financial, Inc.	865	39
Fidelity National Information Services, Inc.	1,816	253
Fifth Third Bancorp	2,925	90
First Republic Bank	556	65
FirstEnergy Corp.	1,827	89
Fiserv, Inc. (e)	1,988	230
FleetCor Technologies, Inc. (e)	303	87
Flex Ltd. (e)	1,800	23
FLIR Systems, Inc.	370	19
Flowserve Corp.	355	18
Fluor Corp.	378	7
FMC Corp.	364	36
Ford Motor Co.	12,273	114
Fortinet, Inc. (e)	515	55
Fortive Corp.	947	72
Fortune Brands Home & Security, Inc.	385	25
Fox Corp., Class A	1,228	46
Fox Corp., Class B (e)	604	22
Franklin Resources, Inc.	966	25
Freeport-McMoRan, Inc.	4,592	60
Gap, Inc. (The)	878	16
Garmin Ltd.	364	36
Gartner, Inc. (e)	317	49
General Dynamics Corp.	860	152
General Electric Co.	28,092	313
General Mills, Inc.	1,801	96
General Motors Co.	4,083	149
Genuine Parts Co.	508	54
Gilead Sciences, Inc.	4,180	272
Global Payments, Inc.	944	172
Globe Life, Inc.	274	29
GoDaddy, Inc., Class A (e)	607	41
Goldman Sachs Group, Inc. (The)	1,164	268
GrubHub, Inc. (e)	308	15
H&R Block, Inc.	822	19
Halliburton Co.	2,860	70
Hanesbrands, Inc.	1,249	19
Harley-Davidson, Inc.	552	21
Hartford Financial Services Group, Inc. (The)	1,363	83
Hasbro, Inc.	317	33
HCA Healthcare, Inc.	856	127
HD Supply Holdings, Inc. (e)	617	25
Healthpeak Properties, Inc. REIT	1,691	58
HEICO Corp.	253	29
HEICO Corp., Class A	270	24
Helmerich & Payne, Inc.	278	13
Henry Schein, Inc. (e)	520	35
Hershey Co. (The)	522	77
Hess Corp.	851	57
Hewlett Packard Enterprise Co.	4,356	69
Hilton Worldwide Holdings, Inc.	893	99
HollyFrontier Corp.	565	29
Hologic, Inc. (e)	843	44
Home Depot, Inc. (The)	3,732	815
Honeywell International, Inc.	2,352	416
Hormel Foods Corp.	943	43
Host Hotels & Resorts, Inc. REIT	2,394	44
HP, Inc.	4,924	101
Humana, Inc.	364	133
Huntington Bancshares, Inc.	4,144	62

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Huntington Ingalls Industries, Inc.	246	62
IAC/InterActiveCorp (e)	274	68
IDEX Corp.	266	46
IDEXX Laboratories, Inc. (e)	305	80
IHS Markit Ltd. (e)	1,236	93
Illinois Tool Works, Inc.	1,126	202
Illumina, Inc. (e)	617	205
Incyte Corp. (e)	650	57
Ingersoll-Rand PLC	841	112
Ingredion, Inc.	334	31
Intel Corp.	14,377	860
Intercontinental Exchange, Inc.	1,810	168
International Business Machines Corp.	2,921	392
International Flavors & Fragrances, Inc.	256	33
International Paper Co.	1,230	57
Interpublic Group of Cos., Inc. (The)	1,236	29
Intuit, Inc.	909	238
Intuitive Surgical, Inc. (e)	311	184
Invesco Ltd.	1,370	25
Invitation Homes, Inc. REIT	1,468	44
Ionis Pharmaceuticals, Inc. (e)	364	22
IPG Photonics Corp. (e)	229	33
IQVIA Holdings, Inc. (e)	598	92
Iron Mountain, Inc. REIT	897	29
Jack Henry & Associates, Inc.	270	39
Jacobs Engineering Group, Inc.	385	35
Jazz Pharmaceuticals PLC (e)	307	46
JB Hunt Transport Services, Inc.	292	34
Jefferies Financial Group, Inc.	888	19
JM Smucker Co. (The)	302	31
Johnson & Johnson	9,147	1,334
Johnson Controls International PLC	2,601	106
Jones Lang LaSalle, Inc.	279	49
JPMorgan Chase & Co.	12,608	1,758
Juniper Networks, Inc.	1,212	30
Kansas City Southern	253	39
Kellogg Co.	901	62
KeyCorp	3,939	80
Keysight Technologies, Inc. (e)	659	68
Kimberly-Clark Corp.	1,209	166
Kimco Realty Corp. REIT	1,485	31
Kinder Morgan, Inc.	6,444	136
KKR & Co., Inc., Class A	1,699	50
KLA Corp.	668	119
Knight-Swift Transportation Holdings, Inc.	339	12
Kohl's Corp.	571	29
Kraft Heinz Co. (The)	2,355	76
Kroger Co. (The)	2,628	76
L Brands, Inc.	801	15
L3Harris Technologies, Inc.	873	173
Laboratory Corp. of America Holdings (e)	347	59
Lam Research Corp.	526	154
Lamb Weston Holdings, Inc.	520	45
Las Vegas Sands Corp.	1,225	85
Lear Corp.	303	42
Leggett & Platt, Inc.	352	18
Leidos Holdings, Inc.	490	48
Lennar Corp., Class A	896	50
Lennox International, Inc.	225	55
Liberty Broadband Corp., Class C (e)	276	35
Liberty Global PLC, Class A (e)	643	15

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Liberty Global PLC Series C (e)	1,549	34
Liberty Media Corp-Liberty SiriusXM, Class A (e)	305	15
Liberty Media Corp-Liberty SiriusXM, Class C (e)	590	28
Liberty Media Corp.-Liberty Formula One, Class C (e)	813	37
Liberty Property Trust REIT	522	31
Lincoln National Corp.	817	48
Live Nation Entertainment, Inc. (e)	521	37
LKQ Corp. (e)	1,088	39
Lockheed Martin Corp.	898	350
Loews Corp.	888	47
Lowe's Cos., Inc.	2,566	307
Lululemon Athletica, Inc. (e)	285	66
LyondellBasell Industries N.V., Class A	932	88
M&T Bank Corp.	361	61
Macerich Co. (The) REIT	298	8
Macy's, Inc.	948	16
ManpowerGroup, Inc.	307	30
Marathon Oil Corp.	2,655	36
Marathon Petroleum Corp.	2,260	136
Markel Corp. (e)	49	56
MarketAxess Holdings, Inc.	232	88
Marriott International, Inc., Class A	920	139
Marsh & McLennan Cos., Inc.	1,774	198
Martin Marietta Materials, Inc.	320	89
Marvell Technology Group Ltd.	1,989	53
Masco Corp.	923	44
Mastercard, Inc., Class A	3,138	937
Maxim Integrated Products, Inc.	860	53
McCormick & Co., Inc.	332	56
McDonald's Corp.	2,416	477
McKesson Corp.	667	92
Medtronic PLC	4,461	506
MercadoLibre, Inc. (e)	252	144
Merck & Co., Inc.	8,891	809
MetLife, Inc.	2,660	136
Mettler-Toledo International, Inc. (e)	89	71
MGM Resorts International	1,697	56
Microchip Technology, Inc.	826	86
Micron Technology, Inc. (e)	3,697	199
Microsoft Corp.	23,644	3,729
Mid-America Apartment Communities, Inc. REIT	305	40
Middleby Corp. (The) (e)	295	32
Mohawk Industries, Inc. (e)	315	43
Molson Coors Brewing Co., Class B	667	36
Mondelez International, Inc., Class A	5,039	278
MongoDB, Inc. (e)	216	28
Monster Beverage Corp. (e)	1,439	91
Moody's Corp.	604	143
Mosaic Co. (The)	1,362	29
Motorola Solutions, Inc.	576	93
MSCI, Inc.	297	77
Mylan N.V. (e)	1,692	34
Nasdaq, Inc.	308	33
National Oilwell Varco, Inc.	1,244	31
National Retail Properties, Inc. REIT	571	31
Nektar Therapeutics (e)	610	13
NetApp, Inc.	867	54
Netflix, Inc. (e)	1,463	473
Newell Brands, Inc.	1,437	28
Newmont Goldcorp Corp.	2,684	117
News Corp., Class A	1,255	18

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

NextEra Energy, Inc.	1,754	425
Nielsen Holdings PLC	1,250	25
NIKE, Inc., Class B	4,036	409
NiSource, Inc.	1,274	35
Noble Energy, Inc.	1,670	41
Nordstrom, Inc.	302	12
Norfolk Southern Corp.	834	162
Northern Trust Corp.	832	88
Northrop Grumman Corp.	569	196
NortonLifeLock, Inc.	2,048	52
Norwegian Cruise Line Holdings Ltd. (e)	863	50
NRG Energy, Inc.	990	39
Nucor Corp.	956	54
NVIDIA Corp.	1,808	425
NVR, Inc. (e)	22	84
O'Reilly Automotive, Inc. (e)	271	119
Occidental Petroleum Corp.	2,863	118
OGE Energy Corp.	806	36
Okta, Inc. (e)	267	31
Old Dominion Freight Line, Inc.	320	61
Omnicom Group, Inc.	883	72
ON Semiconductor Corp. (e)	1,415	34
ONEOK, Inc.	1,449	110
Oracle Corp.	8,249	437
Owens Corning	281	18
PACCAR, Inc.	1,201	95
Packaging Corp. of America	332	37
Palo Alto Networks, Inc. (e)	333	77
Parker Hannifin Corp.	340	70
Parsley Energy, Inc., Class A	895	17
Paychex, Inc.	1,140	97
Paycom Software, Inc. (e)	276	73
PayPal Holdings, Inc. (e)	3,565	386
Pentair PLC	565	26
People's United Financial, Inc.	1,656	28
PepsiCo, Inc.	5,112	699
PerkinElmer, Inc.	296	29
Perrigo Co., PLC	349	18
Pfizer, Inc.	18,946	742
Philip Morris International, Inc.	5,600	476
Phillips 66	1,497	167
Pinnacle West Capital Corp.	300	27
Pioneer Natural Resources Co.	596	90
Plains GP Holdings LP, Class A (e)	537	10
PNC Financial Services Group, Inc. (The)	1,728	276
Polaris, Inc.	299	30
PPG Industries, Inc.	821	110
PPL Corp.	2,797	100
Principal Financial Group, Inc.	873	48
Procter & Gamble Co. (The)	8,599	1,074
Progressive Corp. (The)	1,965	142
ProLogis, Inc. REIT	2,046	182
Prudential Financial, Inc.	1,433	134
PTC, Inc. (e)	299	22
Public Service Enterprise Group, Inc.	2,219	131
Public Storage REIT	554	118
Pulte Group, Inc.	909	35
PVH Corp.	262	28
Qorvo, Inc. (e)	330	38
QUALCOMM, Inc.	3,827	338
Quest Diagnostics, Inc.	375	40

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Qurate Retail, Inc. (e)	1,388	12
Ralph Lauren Corp.	282	33
Raymond James Financial, Inc.	345	31
Raytheon Co.	890	196
Realty Income Corp. REIT	1,072	79
Regency Centers Corp. REIT	590	37
Regeneron Pharmaceuticals, Inc. (e)	285	107
Regions Financial Corp.	3,964	68
Reinsurance Group of America, Inc.	320	52
RenaissanceRe Holdings Ltd.	250	49
Republic Services, Inc.	801	72
ResMed, Inc.	509	79
Robert Half International, Inc.	311	20
Rockwell Automation, Inc.	309	63
Rollins, Inc.	519	17
Roper Technologies, Inc.	264	94
Ross Stores, Inc.	1,375	160
Royal Caribbean Cruises Ltd.	630	84
S&P Global, Inc.	877	239
Sabre Corp.	866	19
salesforce.com, Inc. (e)	2,707	440
SBA Communications Corp. REIT	298	72
Schlumberger Ltd.	4,573	184
Seagate Technology PLC	877	52
Sealed Air Corp.	548	22
Seattle Genetics, Inc. (e)	302	34
SEI Investments Co.	358	23
Sempra Energy	970	147
Sensata Technologies Holding PLC (e)	572	31
ServiceNow, Inc. (e)	646	182
Sherwin-Williams Co. (The)	291	170
Signature Bank	247	34
Simon Property Group, Inc. REIT	1,087	162
Sirius XM Holdings, Inc.	5,312	38
Skyworks Solutions, Inc.	607	73
SL Green Realty Corp. REIT	295	27
Snap, Inc., Class A (e)	2,077	34
Snap-On, Inc.	292	49
Southern Co. (The)	3,964	252
Southwest Airlines Co.	383	21
Spectrum Brands Holdings, Inc.	14	1
Spirit AeroSystems Holdings, Inc., Class A	270	20
Splunk, Inc. (e)	527	79
Sprint Corp. (e)	3,053	16
Square, Inc., Class A (e)	1,118	70
SS&C Technologies Holdings, Inc.	796	49
Stanley Black & Decker, Inc.	525	87
Starbucks Corp.	4,090	360
State Street Corp.	1,225	97
Steel Dynamics, Inc.	873	30
STERIS PLC	303	46
Stryker Corp.	1,197	251
Sun Communities, Inc. REIT	306	46
SVB Financial Group (e)	239	60
Synchrony Financial	2,050	74
Synopsys, Inc. (e)	530	74
Sysco Corp.	1,609	138
T Rowe Price Group, Inc.	833	101
T-Mobile US, Inc. (e)	1,227	96
Take-Two Interactive Software, Inc. (e)	299	37
Tapestry, Inc.	893	24

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Targa Resources Corp.	803	33
Target Corp.	1,694	217
TD Ameritrade Holding Corp.	893	44
TE Connectivity Ltd.	1,177	113
TechnipFMC PLC	1,403	30
Teleflex, Inc.	263	99
Tesla, Inc. (e)	349	146
Texas Instruments, Inc.	2,990	384
Textron, Inc.	812	36
Thermo Fisher Scientific, Inc.	1,439	467
Tiffany & Co.	284	38
TJX Cos., Inc. (The)	4,006	245
Tractor Supply Co.	318	30
TransDigm Group, Inc.	267	150
TransUnion	656	56
Travelers Cos., Inc. (The)	830	114
Trimble, Inc. (e)	879	37
TripAdvisor, Inc.	281	9
Truist Financial Corp.	5,022	283
Twilio, Inc., Class A (e)	300	29
Twitter, Inc. (e)	2,362	76
Tyson Foods, Inc., Class A	948	86
Uber Technologies, Inc. (e)	658	20
UDR, Inc. REIT	874	41
UGI Corp.	619	28
Ulta Salon Cosmetics & Fragrance, Inc. (e)	297	75
Under Armour, Inc., Class A (e)	645	14
Under Armour, Inc., Class C (e)	659	13
Union Pacific Corp.	2,336	422
United Airlines Holdings, Inc. (e)	332	29
United Parcel Service, Inc., Class B	2,109	247
United Rentals, Inc. (e)	272	45
United Technologies Corp.	2,657	398
UnitedHealth Group, Inc.	3,125	919
Universal Health Services, Inc., Class B	292	42
Unum Group	848	25
US Bancorp	5,676	337
Vail Resorts, Inc.	241	58
Valero Energy Corp.	1,362	128
Varian Medical Systems, Inc. (e)	319	45
Veeva Systems, Inc., Class A (e)	345	49
Ventas, Inc. REIT	1,363	79
VEREIT, Inc. REIT	3,218	30
VeriSign, Inc. (e)	282	54
Verisk Analytics, Inc.	549	82
Verizon Communications, Inc.	15,830	972
Vertex Pharmaceuticals, Inc. (e)	906	198
VF Corp.	1,172	117
ViacomCBS, Inc., Class B	1,902	80
Visa, Inc., Class A	5,831	1,096
Vistra Energy Corp.	1,423	33
VMware, Inc., Class A (e)	294	45
Vornado Realty Trust REIT	605	40
Voya Financial, Inc.	512	31
Vulcan Materials Co.	368	53
WABCO Holdings, Inc. (e)	281	38
Walgreens Boots Alliance, Inc.	2,668	157
Walmart, Inc.	5,035	598
Walt Disney Co. (The)	5,789	837
Waste Connections, Inc.	833	76
Waste Management, Inc.	1,496	170

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Waters Corp. (e)	252	59
Wayfair, Inc., Class A (e)	314	28
WEC Energy Group, Inc.	1,120	103
WellCare Health Plans, Inc. (e)	274	90
Wells Fargo & Co.	16,601	893
Welltower, Inc. REIT	1,370	112
Western Digital Corp.	913	58
Western Union Co. (The)	1,432	38
Westinghouse Air Brake Technologies Corp.	549	43
Westlake Chemical Corp.	232	16
WestRock Co.	886	38
Weyerhaeuser Co. REIT	2,546	77
Whirlpool Corp.	319	47
Williams Cos., Inc. (The)	3,836	91
Willis Towers Watson PLC	357	72
Workday, Inc., Class A (e)	538	88
WP Carey, Inc. REIT	586	47
WR Berkley Corp.	519	36
WW Grainger, Inc.	263	89
Wynn Resorts Ltd.	338	47
Xcel Energy, Inc.	2,257	143
Xerox Holdings Corp. (e)	821	30
Xilinx, Inc.	885	87
XPO Logistics, Inc. (e)	263	21
Xylem, Inc.	629	50
Yum! Brands, Inc.	1,087	109
Zayo Group Holdings, Inc. (e)	827	29
Zebra Technologies Corp., Class A (e)	286	73
Zillow Group, Inc., Class C (e)	339	16
Zimmer Biomet Holdings, Inc.	820	123
Zions Bancorp NA	602	31
Zoetis, Inc.	1,504	199
		96,430
Total Common Stocks (Cost $145,461)		185,758

	No. of Rights
Right (0.0%)
United States (0.0%)
Bristol-Myers Squibb Co. (e) (Cost $5)	2,395	7

	No. of Warrants
Warrant (0.0%)
France (0.0%)
CGG SA, expires 2/21/22 (e) (Cost $—)	59	—	@

	Shares
Short-Term Investments (17.1%)
Investment Company (16.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $67,907)	67,906,742	67,907

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

	Face Amount (000)	Value (000)
U.S. Treasury Securities (1.0%)
U.S. Treasury Bills,
1.59%, 2/27/20 (i)(j)	$275	274
1.50%, 2/27/20 (i)	4,126	4,117
1.58%, 2/27/20 (i)	19	19
Total U.S. Treasury Securities (Cost $4,410)		4,410
Total Short-Term Investments (Cost $72,317)		72,317
Total Investments (99.9%) (Cost $376,606) (k)(l)(m)(n)		422,713
Other Assets in Excess of Liabilities (0.1%)		328
Net Assets (100.0%)		$423,041

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)	Security is subject to delayed delivery.
(b)	Floating or variable rate securities: The rates disclosed are as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2019.
(e)	Non-income producing security.
(f)	Security trades on the Hong Kong exchange.
(g)	At December 31, 2019, the Fund held fair valued securities valued at $0, representing 0.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.
(h)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2019, advisory fees paid were reduced by approximately $24,000 relating to the Fund's investment in the Liquidity Funds.
(i)	Rate shown is the yield to maturity at December 31, 2019.
(j)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, foreign currency forward exchange contracts, futures contracts and swap agreements.
(l)	The approximate fair value and percentage of net assets, $30,548,000 and 7.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.
(m)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2019, the Fund did not engage in any cross-trade transactions.

Morgan Stanley Institutional Fund Trust

Global Strategist Portfolio

Consolidated Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

(n)	At December 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $55,920,000 and the aggregate gross unrealized depreciation is approximately $6,559,000, resulting in net unrealized appreciation of approximately $49,361,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
EURIBOR	Euro Interbank Offered Rate.
Euronext	Euronext Paris Exchange.
Euronext N.V.	Euronext Amsterdam Stock Market.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
LSE	London Stock Exchange.
MTN	Medium Term Note.
NYSE	New York Stock Exchange.
OAT	Obligations Assimilables du Trésor (Treasury Obligation).
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).
OMXH	Helsinki Stock Exchange.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
SDR	Swedish Depositary Receipt.
SIX	Swiss Exchange.
SSE	Stockholm Stock Exchange.
TBA	To Be Announced.

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2019 (unaudited) (cont’d)

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at December 31, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA		$44	CAD	57	3/18/20	$1
Bank of America NA		$4,714	CNH	32,803	3/18/20	(10)
Bank of America NA		$43	MXN	819	3/18/20	—@
Barclays Bank PLC	DKK	390		$58	3/18/20	(— @ )
Barclays Bank PLC	GBP	771		$1,005	3/18/20	(18)
Barclays Bank PLC	NOK	1,330		$146	3/18/20	(5)
Barclays Bank PLC		$6,870	EUR	6,136	3/18/20	45
Barclays Bank PLC		$318	EUR	285	3/18/20	3
Barclays Bank PLC		$1,818	GBP	1,386	3/18/20	22
Barclays Bank PLC		$864	IDR	12,170,000	3/18/20	6
Barclays Bank PLC		$403	MXN	7,729	3/18/20	1
BNP Paribas SA		$356	SGD	482	3/18/20	3
BNP Paribas SA		$529	THB	15,946	3/18/20	5
Citibank NA	AUD	3,214		$2,220	3/18/20	(40)
Citibank NA	HUF	255,463		$867	3/18/20	(2)
Citibank NA	NZD	1,504		$992	3/18/20	(22)
Citibank NA		$4,123	JPY	447,823	3/18/20	14
Citibank NA		$82	PLN	317	3/18/20	1
Goldman Sachs International		$54	JPY	5,876	3/18/20	—@
Goldman Sachs International		$2,020	KRW	2,402,302	3/18/20	62
HSBC Bank PLC	MXN	5	$	—@	3/18/20	(— @ )
JPMorgan Chase Bank NA	JPY	26,720		$247	3/18/20	—@
JPMorgan Chase Bank NA		$176	IDR	2,489,606	3/18/20	2
Royal Bank of Canada	MXN	4,529		$235	3/18/20	(2)
Royal Bank of Canada	SEK	3,427		$366	3/18/20	(1)
Royal Bank of Canada		$92	CAD	121	3/18/20	1
Royal Bank of Canada		$1,043	NZD	1,571	3/18/20	15
UBS AG	JPY	5,506		$51	3/18/20	(— @ )
UBS AG		$898	CHF	878	3/18/20	14
Bank of America NA	CNH	22,847		$3,259	3/19/20	(18)
Bank of America NA	PLN	252		$66	3/19/20	(— @ )
Bank of America NA		$300	ILS	1,040	3/19/20	3
Bank of Montreal		$52	HUF	15,423	3/19/20	—@
Bank of New York Mellon	EUR	1,099		$1,233	3/19/20	(5)
Barclays Bank PLC	COP	1,546,029		$456	3/19/20	(13)
Barclays Bank PLC	EUR	234		$263	3/19/20	(1)
Barclays Bank PLC	JPY	174		$2	3/19/20	(— @ )
Barclays Bank PLC	PEN	1,611		$475	3/19/20	(10)
Barclays Bank PLC		$833	SGD	1,128	3/19/20	6
BNP Paribas SA	CAD	136		$103	3/19/20	(1)
BNP Paribas SA	CNH	821		$117	3/19/20	(1)
BNP Paribas SA	EUR	1,155		$1,296	3/19/20	(5)
BNP Paribas SA	INR	5,363		$75	3/19/20	1
BNP Paribas SA	RUB	8,097		$128	3/19/20	(2)
BNP Paribas SA	TRY	41		$7	3/19/20	—@
BNP Paribas SA	TWD	2,308		$77	3/19/20	(— @ )
BNP Paribas SA		$159	AUD	227	3/19/20	—@
BNP Paribas SA		$122	CHF	119	3/19/20	1
BNP Paribas SA		$42	DKK	281	3/19/20	—@
BNP Paribas SA		$449	EUR	402	3/19/20	5
BNP Paribas SA		$517	GBP	392	3/19/20	4
Citibank NA	AUD	52		$36	3/19/20	(1)
Citibank NA	CLP	277,814		$362	3/19/20	(8)

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2019 (unaudited) (cont’d)

Citibank NA	KRW	208,044		$178	3/19/20	(2)
Citibank NA		$76	CZK	1,734	3/19/20	—@
Citibank NA		$138	ILS	479	3/19/20	1
Citibank NA		$7	THB	223	3/19/20	—@
Commonwealth Bank of Australia	EUR	429		$481	3/19/20	(2)
Commonwealth Bank of Australia	NZD	41		$27	3/19/20	(1)
Credit Suisse International	EUR	298		$334	3/19/20	(1)
Credit Suisse International	JPY	588		$5	3/19/20	(— @ )
Goldman Sachs International	CAD	230		$175	3/19/20	(2)
Goldman Sachs International	EUR	6,812		$7,645	3/19/20	(32)
Goldman Sachs International	IDR	12,961,931		$917	3/19/20	(10)
Goldman Sachs International	IDR	11,633,239		$830	3/19/20	(2)
Goldman Sachs International	JPY	10,674		$98	3/19/20	(1)
Goldman Sachs International		$4,898	BRL	20,158	3/19/20	97
Goldman Sachs International		$219	CHF	213	3/19/20	2
Goldman Sachs International		$15	HUF	4,307	3/19/20	—@
JPMorgan Chase Bank NA	AUD	21		$14	3/19/20	(— @ )
JPMorgan Chase Bank NA	CAD	223		$169	3/19/20	(2)
JPMorgan Chase Bank NA	JPY	134		$1	3/19/20	(— @ )
JPMorgan Chase Bank NA	NOK	474		$53	3/19/20	(1)
JPMorgan Chase Bank NA	ZAR	10		$1	3/19/20	(— @ )
State Street Bank and Trust Co.	AUD	1	$	—@	3/19/20	(— @ )
State Street Bank and Trust Co.	JPY	1,571		$14	3/19/20	(— @ )
UBS AG	AUD	615		$423	3/19/20	(10)
UBS AG	EUR	360		$406	3/19/20	(— @ )
UBS AG	EUR	141		$157	3/19/20	(2)
UBS AG	EUR	15,542		$17,443	3/19/20	(74)
UBS AG	HKD	2,370		$304	3/19/20	(— @ )
UBS AG	MXN	5,428		$284	3/19/20	1
UBS AG	SEK	497		$53	3/19/20	—@
UBS AG	TRY	440		$73	3/19/20	1
UBS AG		$1,994	CHF	1,940	3/19/20	21
UBS AG		$210	CHF	202	3/19/20	—@
UBS AG		$22	DKK	143	3/19/20	—@
UBS AG		$10,218	GBP	7,756	3/19/20	77
UBS AG		$377	GBP	286	3/19/20	4
UBS AG		$5,052	MXN	96,721	3/19/20	6
UBS AG		$50	SGD	67	3/19/20	—@
UBS AG	ZAR	530		$36	3/19/20	(1)
						$117

Futures Contracts:
The Fund had the following futures contracts open at December 31, 2019:

	Number of Contracts	Expiration Date		Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
100 oz Gold Future (United States)	62	Feb-20		$6	$9,443	$277
Euro Stoxx 50 (Germany)	1	Mar-20	EUR	—@	42	(— @	)
MSCI Emerging Market E Mini (United States)	173	Mar-20		$9	9,690	263
NASDAQ 100 E Mini (United States)	12	Mar-20		—@	2,101	63
NIKKEI 225 Index (Japan)	30	Mar-20	JPY	15	3,234	16
S&P 500 E MINI Index (United States)	149	Mar-20		$7	24,072	233
SGX MSCI Singapore (Singapore)	37	Jan-20	SGD	4	1,022	—@
U.S. Treasury 10 yr. Note (United States)	2	Mar-20		$200	257	(— @	)

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2019 (unaudited) (cont’d)

U.S. Treasury 2 yr. Note (United States)	33	Mar-20		6,600	7,112	(6)
Short:
German Euro BONO (Germany)	4	Mar-20	EUR	(400)	(712)	1
German Euro BTP (Germany)	38	Mar-20		(3,800)	(6,072)	(9)
German Euro OAT (Germany)	10	Mar-20		(1,000)	(1,826)	23
TOPIX Index (Japan)	34	Mar-20	JPY	(340)	(5,385)	(9)
U.S. Treasury 10 yr. Note (United States)	29	Mar-20		$(2,900)	(3,724)	31
U.S. Treasury 10 yr. Ultra Long Bond (United States)	100	Mar-20		(10,000)	(14,070)	130
U.S. Treasury 5 yr. Note (United States)	7	Mar-20		(700)	(830)	3
						$1,016

Credit Default Swap Agreement:
The Fund had the following credit default swap agreement open at December 31, 2019:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Morgan Stanley & Co. LLC*CDX.EM.32	NR	Buy	1.00%	Quarterly	12/20/24	$1,405	$46	$75	$(29)

Interest Rate Swap Agreements:
The Fund had the following interest rate swap agreements open at December 31, 2019:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	3 Month KORIBOR	Pay	1.83%	Quarterly/ Quarterly	6/14/27	KRW	1,400,000	$41	$—	$41
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.85	Semi-Annual/ Quarterly	9/16/29		$3,764	46	—	46
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.85	Semi-Annual/ Quarterly	9/17/29		1,560	19	—	19
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.87	Semi-Annual/ Quarterly	9/17/29		3,677	40	—	40
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.87	Semi-Annual/ Quarterly	9/17/29		3,677	39	—	39

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2019 (unaudited) (cont’d)

Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	1.90	Semi-Annual/ Quarterly	9/17/29	5,793	46	—	46
							$231	$—	$231

Total Return Swap Agreements:
The Fund had the following total return swap agreements open at December 31, 2019:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	MSCI Emerging Market Index	Receive	3 Month USD LIBOR plus 0.24%	Quarterly	1/24/20		$20,109	$1,562	$—	$1,562
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.35%	Quarterly	2/10/20	AUD	1,976	75	—	75
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.35%	Quarterly	2/10/20		1,077	11	—	11
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.35%	Quarterly	2/10/20		1,250	48	—	48
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.35%	Quarterly	2/10/20		1,126	43	—	43
BNP Paribas SA	MSCI AU Banks Index	Pay	3 Month AUD BBSW plus 0.35%	Quarterly	2/10/20		652	25	—	25
BNP Paribas SA	BNP Custom U.S. Banks Index (1)††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/20		$3,461	48	—	48
BNP Paribas SA	BNP Custom U.S. Banks Index (1)††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/20		1,700	24	—	24
BNP Paribas SA	BNP Custom U.S. Banks Index (2)††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/20		2,230	31	—	31

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2019 (unaudited) (cont’d)

BNP Paribas SA	BNP Custom U.S. Banks Index (2)††	Receive	3 Month USD LIBOR plus 0.15%	Quarterly	9/16/20		729	10	—	10
BNP Paribas SA	BNP IPO Index††	Pay	3 Month USD LIBOR plus 1.50%	Quarterly	10/15/20		977	(40)	—	(40)
JPMorgan Chase Bank NA	MSCI Japan Net Total Return Index	Receive	3 Month USD LIBOR plus 0.16%	Quarterly	2/10/20		15,481	234	—	234
JPMorgan Chase Bank NA	JPM EU Anti Value Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	7/27/20	EUR	3,149	(107)	—	(107)
JPMorgan Chase Bank NA	JPM EU Anti Value Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	7/27/20		3,140	(102)	—	(102)
JPMorgan Chase Bank NA	JPM EU Anti Value Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	7/27/20		3,131	(119)	—	(119)
JPMorgan Chase Bank NA	JPM EU Low Volatility Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	7/27/20		1,553	(26)	—	(26)
JPMorgan Chase Bank NA	JPM EU Low Volatility Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	7/27/20		1,546	(24)	—	(24)
JPMorgan Chase Bank NA	JPM EU Low Volatility Index††	Pay	3 Month EUR EURIBOR plus 0.05%	Quarterly	7/27/20		1,542	(33)	—	(33)
JPMorgan Chase Bank NA	JPM EU Value Index††	Receive	3 Month EUR EURIBOR plus 0.14%	Quarterly	7/27/20		4,719	60	—	60
JPMorgan Chase Bank NA	JPM EU Value Index††	Receive	3 Month EUR EURIBOR plus 0.14%	Quarterly	7/27/20		4,678	36	—	36
JPMorgan Chase Bank NA	JPM EU Value Index††	Receive	3 Month EUR EURIBOR plus 0.14%	Quarterly	7/27/20		4,669	69	—	69

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2019 (unaudited) (cont’d)

JPMorgan Chase Bank NA	JPM U.S. Momentum Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	7/23/20	$3,494	(32)	—	(32)
JPMorgan Chase Bank NA	JPM U.S. Momentum Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	7/27/20	3,447	(49)	—	(49)
JPMorgan Chase Bank NA	JPM U.S. Momentum Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	7/27/20	3,466	(60)	—	(60)
JPMorgan Chase Bank NA	JPM U.S. Momentum Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	7/27/20	3,442	(60)	—	(60)
JPMorgan Chase Bank NA	JPM U.S. Momentum Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	7/27/20	3,349	(42)	—	(42)
JPMorgan Chase Bank NA	JPM U.S. Value Index††	Receive	3 Month USD LIBOR plus 0.05%	Quarterly	7/23/20	7,293	207	—	207
JPMorgan Chase Bank NA	JPM U.S. Value Index††	Receive	3 Month USD LIBOR plus 0.05%	Quarterly	7/27/20	7,123	202	—	202
JPMorgan Chase Bank NA	JPM U.S. Value Index††	Receive	3 Month USD LIBOR plus 0.05%	Quarterly	7/27/20	7,097	229	—	229
JPMorgan Chase Bank NA	JPM U.S. Value Index††	Receive	3 Month USD LIBOR plus 0.05%	Quarterly	7/27/20	7,127	207	—	207
JPMorgan Chase Bank NA	JPM U.S. Value Index††	Receive	3 Month USD LIBOR plus 0.05%	Quarterly	7/27/20	6,974	98	—	98
JPMorgan Chase Bank NA	JPM U.S. Growth Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	9/9/20	3,726	(116)	—	(116)
JPMorgan Chase Bank NA	JPM U.S. Growth Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	9/11/20	3,698	(106)	—	(106)

Morgan Stanley Institutional Fund Trust
Global Strategist Portfolio
Consolidated Portfolio of Investments
First Quarter Report
December 31, 2019 (unaudited) (cont’d)

JPMorgan Chase Bank NA	JPM U.S. Growth Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	9/11/20	3,712	(118)	—	(118)
JPMorgan Chase Bank NA	JPM U.S. Growth Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	9/11/20	3,690	(110)	—	(110)
JPMorgan Chase Bank NA	JPM U.S. Growth Index††	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	9/11/20	3,550	(79)	—	(79)
JPMorgan Chase Bank NA	JPM Custom U.S. IPO Index††	Pay	3 Month USD LIBOR plus 3.10%	Quarterly	9/28/20	935	6	—	6
JPMorgan Chase Bank NA	S&P 500 Utility Sector Total Return Index	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	9/10/20	1,874	(55)	—	(55)
JPMorgan Chase Bank NA	S&P 500 Utility Sector Total Return Index	Pay	3 Month USD LIBOR plus 0.05%	Quarterly	9/10/20	937	(28)	—	(28)
							$1,919	$—	$1,919

††   See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with BNP Custom U.S. Banks Index (1) as of December 31, 2019:

Security Description	Shares	Value (000)	Index Weight
BNP Custom U.S. Banks Index (1)
Bank of America Corp.	308,343	$10,860	19.63%
CIT Group, Inc.	3,298	150	0.27
Citigroup, Inc.	79,236	6,330	11.44
Citizens Financial Group, Inc.	15,687	637	1.15
Comerica, Inc.	5,287	379	0.69
East West Bancorp, Inc.	4,961	242	0.44
Fifth Third Bancorp, Inc.	25,079	771	1.39
First Republic Bank	5,750	675	1.22
Huntington Bancshares, Inc.	35,695	538	0.97
JPMorgan Chase & Co.	110,953	15,467	27.96
KeyCorp	34,389	696	1.26
M&T Bank Corp.	4,440	754	1.36
People's United Financial, Inc.	13,619	230	0.42
PNC Financial Services Group, Inc. (The)	15,425	2,462	4.45
Regions Financial Corp.	34,597	594	1.07
Signature Bank	1,907	261	0.47
SVB Financial Group	1,793	450	0.81
Truist Financial Corp.	45,852	2,582	4.67
US Bancorp	51,605	3,060	5.53
Wells Fargo & Co.	146,120	7,861	14.21
Zions Bancorp NA	6,245	324	0.59
Total		$55,323	100.00%

The following table represents the equity basket holdings underlying the total return swap with BNP Custom U.S. Banks Index (2) as of December 31, 2019:

Security Description	Shares	Value (000)	Index Weight
BNP Custom U.S. Banks Index (2)
Bank of America Corp.	253,639	$8,933	19.63%
CIT Group, Inc.	2,714	124	0.27
Citigroup, Inc.	65,178	5,207	11.44
Citizens Financial Group, Inc.	12,905	524	1.15
Comerica, Inc.	4,349	312	0.69
East West Bancorp, Inc.	4,081	199	0.44
Fifth Third Bancorp, Inc.	20,629	634	1.39
First Republic Bank	4,730	556	1.22
Huntington Bancshares, Inc.	29,363	443	0.97
JPMorgan Chase & Co.	91,265	12,722	27.96
KeyCorp	28,288	573	1.26
M&T Bank Corp.	3,652	620	1.36
People's United Financial, Inc.	11,202	189	0.42
PNC Financial Services Group, Inc. (The)	12,688	2,025	4.45
Regions Financial Corp.	28,460	488	1.07
Signature Bank	1,569	214	0.47
SVB Financial Group	1,475	370	0.81
Truist Financial Corp.	37,716	2,124	4.67
US Bancorp	42,448	2,517	5.53
Wells Fargo & Co.	120,195	6,466	14.21
Zions Bancorp NA	5,139	267	0.59
Total		$45,507	100.00%

The following table represents the equity basket holdings underlying the total return swap with BNP IPO Index as of December 31, 2019:

Security Description	Shares	Value (000)	Index Weight
BNP IPO Index
Cloudflare, Inc.	14,418	$246	24.65%
Datadog, Inc.	6,803	257	25.75
Peloton Interactive, Inc.	10,417	296	29.64
SmileDirectClub, Inc.	22,789	199	19.96
Total		$998	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM EU Anti Value Index as of December 31, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM EU Anti Value Index
Adyen NV	277	$227	2.17%
Aeroports de Paris	1,110	219	2.10
Air Liquide SA	1,608	228	2.18
Akzo Nobel N.V.	2,213	225	2.16
Amundi SA	2,841	223	2.14
ASML Holding N.V.	799	237	2.27
Bureau Veritas SA	8,299	217	2.08
Carl Zeiss Meditec AG	1,773	226	2.17
Cellnex Telecom SA	5,036	217	2.08
Dassault Systemes SE	1,386	228	2.19
Davide Campari-Milano SpA	23,891	218	2.09
Delivery Hero SE	4,007	317	3.04
Deutsche Bank AG	30,275	235	2.25
Deutsche Boerse AG	1,421	224	2.14
Deutsche Wohnen SE	5,601	229	2.19
E.ON SE	21,246	227	2.18
Edenred	4,428	229	2.20
Elisa Oyj	4,054	224	2.15
Ferrari N.V.	1,294	215	2.06
Ferrovial SA	7,343	222	2.13
FinecoBank Banca Fineco SpA	17,311	208	1.99
Fuchs Petrolub SE	4,926	244	2.34
Galapagos N.V.	1,034	217	2.08
Getlink SE	12,867	224	2.15
Groupe Bruxelles Lambert SA	2,117	223	2.14
Hannover Rueck SE	1,170	226	2.17
Hermes International	296	221	2.12
ICADE	2,115	230	2.21
Kerry Group PLC	1,664	208	1.99
Kone Oyj	3,432	225	2.15
Koninklijke Vopak N.V.	4,055	220	2.11
L'Oreal SA	777	230	2.21
Moncler SpA	4,719	212	2.03
MTU Aero Engines AG	753	215	2.06
Neste Oyj	6,614	230	2.21
Puma SE	2,885	221	2.12
RWE AG	7,601	233	2.24
Sampo Oyj	5,314	232	2.22
Sartorius Stedim Biotech	1,344	223	2.14
Symrise AG	2,264	238	2.28
Teleperformance	922	225	2.16
Terna Rete Elettrica Nazionale SpA	34,793	233	2.23
Ubisoft Entertainment SA	3,343	231	2.22
Wendel SA	1,608	214	2.05
Wolters Kluwer N.V.	3,070	224	2.15
Zalando SE	4,655	236	2.26
Total		$10,430	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM EU Low Volatility Index as of December 31, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM EU Low Volatility Index
Accor SA	5,512	$258	2.52%
Adyen N.V.	302	248	2.42
Aena SME SA	1,302	249	2.44
Ageas	3,952	234	2.28
Air Liquide SA	1,755	249	2.43
Allianz SE	994	244	2.38
Amadeus IT Group SA	2,951	241	2.36
Bollore SA	55,852	244	2.38
Cellnex Telecom SA	5,493	237	2.31
Covivio	2,125	241	2.36
CRH PLC	6,182	248	2.42
Danone SA	2,905	241	2.35
Deutsche Boerse AG	1,550	244	2.38
Deutsche Telekom AG	14,185	232	2.27
Elisa Oyj	4,422	245	2.39
Endesa SA	8,809	235	2.30
Ferrovial SA	8,010	243	2.37
Galp Energia SGPS SA	14,694	246	2.40
Groupe Bruxelles Lambert SA	2,309	244	2.38
Hannover Rueck SE	1,276	247	2.41
Henkel AG & Co. KGaA	2,487	235	2.29
Hermes International	323	241	2.36
Knorr-Bremse AG	2,475	252	2.46
Kone Oyj	3,743	245	2.39
Legrand SA	2,939	240	2.34
L'Oreal SA	848	251	2.45
Merck KGaA	2,047	242	2.37
Munich Re	827	244	2.39
Naturgy Energy Group SA	9,326	235	2.29
Pernod Ricard SA	1,320	236	2.31
Red Electrica Corp. SA	12,205	246	2.40
Sampo Oyj	5,797	253	2.47
SAP SE	1,756	237	2.32
SCOR SE	5,672	238	2.33
Siemens Healthineers AG	4,863	234	2.28
Sodexo SA	2,044	243	2.37
Symrise AG	2,469	260	2.54
Teleperformance	1,006	246	2.40
Terna Rete Elettrica Nazionale SpA	37,952	254	2.48
TOTAL SA	4,517	250	2.44
Vinci SA	2,191	244	2.38
Wolters Kluwer N.V.	3,349	244	2.39
Total		$10,240	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM EU Value Index as of December 31, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM EU Value Index
ACS, Actividades de Construccion y Servicious SA	7,247	$290	2.81%
Aegon N.V.	61,937	283	2.74
AerCap Holdings N.V.	4,580	282	2.73
ArcelorMittal SA	15,912	279	2.71
Arkema SA	2,643	281	2.72
Atlantia SpA	12,422	290	2.81
Atos SE	3,264	272	2.64
Banco Bilbao Vizcaya Argentaria SA	52,392	293	2.84
Banco Santander SA	69,975	293	2.84
Bayer AG	3,588	293	2.84
Bayerische Motoren Werke AG	1,877	116	1.12
BNP Paribas SA	4,924	292	2.83
Bouygues SA	6,659	283	2.74
Carrefour SA	16,929	284	2.75
Casino Guichard Perrachon SA	6,029	282	2.74
CNH Industrial N.V.	26,075	287	2.78
Deutsche Lufthansa AG	14,754	272	2.63
Eiffage SA	2,513	288	2.79
Electricite de France SA	26,392	294	2.85
Enel SpA	36,814	292	2.83
Fresenius Medical Care AG & Co. KGaA	3,764	279	2.70
Fresenius SE & Co. KGaA	4,965	280	2.71
Koninklijke Ahold Delhaize N.V.	10,627	266	2.58
Leonardo SpA	23,527	276	2.67
METRO AG	17,679	285	2.76
Nokia Oyj	78,559	291	2.82
OMV AG	4,874	274	2.66
Peugeot SA	11,653	279	2.70
Publicis Groupe SA	6,269	284	2.75
Raiffeisen Bank International AG	11,571	291	2.82
Repsol SA	17,259	270	2.62
Societe Generale SA	8,507	296	2.88
Unibail-Rodamco-Westfield	1,762	278	2.70
Uniper SE	8,517	282	2.73
Voestalpine AG	10,278	287	2.78
Volkswagen AG	1,415	280	2.71
Volkswagen AG	1,419	276	2.67
Total		$10,320	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM U.S. Momentum Index as of December 31, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM U.S. Momentum Index
Advanced Micro Devices, Inc.	1,404	$64	0.62%
Agilysys, Inc.	2,132	54	0.53
Air Products & Chemicals, Inc.	241	57	0.56
Alamo Group, Inc.	482	61	0.59
Allegiant Travel Co.	328	57	0.56
American Woodmark Corp.	539	56	0.55
Anika Therapeutics, Inc.	975	51	0.50
ANSYS, Inc.	220	57	0.56
Aptiv PLC	596	57	0.55
Arcosa, Inc.	1,415	63	0.62
Arrowhead Pharmaceuticals, Inc.	849	54	0.53
Assurant, Inc.	427	56	0.55
Atmos Energy Corp.	521	58	0.57
Avery Dennison Corp.	428	56	0.55
Axon Enterprise, Inc.	764	56	0.55
Ball Corp.	841	54	0.53
Bank of America Corp.	1,681	59	0.58
Bank of Hawaii Corp.	617	59	0.58
Benchmark Electronics, Inc.	1,599	55	0.54
Boot Barn Holdings, Inc.	1,352	60	0.59
Brixmor Property Group, Inc.	2,557	55	0.54
Brown-Forman Corp.	875	59	0.58
Buckle, Inc. (The)	2,040	55	0.54
Cable One, Inc.	36	54	0.53
Cadence Design Systems, Inc.	845	59	0.58
Callaway Golf Co.	2,652	56	0.55
Cardiovascular Systems, Inc.	1,268	62	0.60
Carpenter Technology Corp.	1,053	52	0.51
Casey's General Stores, Inc.	320	51	0.50
Catalent, Inc.	1,078	61	0.60
Cerner Corp.	786	58	0.57
Charter Communications, Inc.	119	58	0.57
Chemed Corp.	129	56	0.55
Chipotle Mexican Grill, Inc.	68	57	0.56
Churchill Downs, Inc.	429	59	0.58
Cincinnati Financial Corp.	531	56	0.55
Cintas Corp.	218	59	0.58
Cirrus Logic, Inc.	772	64	0.62
Cogent Communications Holdings, Inc.	897	59	0.58
Colfax Corp.	1,607	58	0.57
Community Healthcare Trust, Inc.	1,172	50	0.49
Comtech Telecommunications Corp.	1,548	55	0.54
CONMED Corp.	488	55	0.54
Copart, Inc.	630	57	0.56
Costco Wholesale Corp.	190	56	0.55
Cross Country Healthcare, Inc.	4,392	51	0.50
CSG Systems International, Inc.	975	50	0.50
Cutera, Inc.	1,500	54	0.53
Deckers Outdoor Corp.	338	57	0.56

Dentsply Sirona, Inc.	954	54	0.53
Diebold Nixdorf, Inc.	7,488	79	0.77
Digi International, Inc.	3,174	56	0.55
Dime Community Bancshares, Inc.	2,773	58	0.57
DMC Global, Inc.	1,174	53	0.52
Dril-Quip, Inc.	1,283	60	0.59
Easterly Government Properties, Inc.	2,405	57	0.56
EastGroup Properties, Inc.	412	55	0.54
Edwards Lifesciences Corp.	229	53	0.52
eHealth, Inc.	618	59	0.58
Entergy Corp.	470	56	0.55
Equifax, Inc.	403	57	0.55
Equinix, Inc.	99	58	0.57
Essential Properties Realty Trust, Inc.	2,132	53	0.52
Facebook, Inc.	279	57	0.56
Fair Isaac Corp.	154	58	0.57
Federal Signal Corp.	1,694	55	0.54
First American Financial Corp.	871	51	0.50
First BanCorp./Puerto Rico	5,375	57	0.56
First Industrial Realty Trust, Inc.	1,313	54	0.53
FMC Corp.	568	57	0.56
FTI Consulting, Inc.	499	55	0.54
Gentex Corp.	1,972	57	0.56
Global Payments, Inc.	314	57	0.56
Griffon Corp.	2,640	54	0.53
Hanger, Inc.	2,090	58	0.57
Hartford Financial Services Group, Inc.	919	56	0.55
Herman Miller, Inc.	1,180	49	0.48
Hibbett Sports, Inc.	2,047	57	0.56
Hilton Worldwide Holdings, Inc.	530	59	0.58
Hub Group, Inc.	1,116	57	0.56
Hubbell, Inc.	379	56	0.55
Incyte Corp.	592	52	0.51
Independence Realty Trust, Inc.	3,767	53	0.52
Innospec, Inc.	556	58	0.56
Installed Building Products, Inc.	775	53	0.52
Itron, Inc.	683	57	0.56
Jabil, Inc.	1,421	59	0.58
John B Sanfilippo & Son, Inc.	568	52	0.51
JPMorgan Chase & Co.	418	58	0.57
Kansas City Southern	370	57	0.56
KBR, Inc.	1,876	57	0.56
Keysight Technologies, Inc.	552	57	0.56
Kimco Realty Corp.	2,626	54	0.53
Kinder Morgan, Inc.	2,827	60	0.59
Kinsale Capital Group, Inc.	571	58	0.57
Koppers Holdings, Inc.	1,493	57	0.56
Lam Research Corp.	210	61	0.60
LCI Industries	539	58	0.57
Legg Mason, Inc.	1,434	52	0.51
LHC Group, Inc.	419	58	0.57
Lithia Motors, Inc.	355	52	0.51
Live Nation Entertainment, Inc.	793	57	0.56
LivePerson, Inc.	1,448	54	0.53
Lumentum Holdings, Inc.	772	61	0.60
Magellan Health, Inc.	724	57	0.56
Manhattan Associates, Inc.	688	55	0.54

MarketAxess Holdings, Inc.	146	55	0.54
Marriott Vacations Worldwide Corp.	450	58	0.57
Masimo Corp.	358	57	0.55
MasTec, Inc.	885	57	0.56
Meritage Homes Corp.	830	51	0.50
Meta Financial Group, Inc.	1,572	57	0.56
Moody's Corp.	243	58	0.56
MSCI, Inc.	214	55	0.54
NeoGenomics, Inc.	2,134	62	0.61
Netflix, Inc.	184	59	0.58
NextEra Energy, Inc.	237	57	0.56
NIC, Inc.	2,465	55	0.54
NMI Holdings, Inc.	1,689	56	0.55
Nordson Corp.	335	55	0.54
OFG BanCorp.	2,642	62	0.61
ONEOK, Inc.	784	59	0.58
Opus Bank	2,218	57	0.56
Par Pacific Holdings, Inc.	2,290	53	0.52
Perdoceo Education Corp.	3,360	62	0.61
Perficient, Inc.	1,321	61	0.60
Phillips 66	494	55	0.54
Pilgrim's Pride Corp.	1,723	56	0.55
PNC Financial Services Group, Inc. (The)	366	58	0.57
Powell Industries, Inc.	1,109	54	0.53
Procter & Gamble Co. (The)	446	56	0.55
Prologis, Inc.	609	54	0.53
RadNet, Inc.	2,837	58	0.56
Reliance Steel & Aluminum Co.	469	56	0.55
RenaissanceRe Holdings Ltd.	296	58	0.57
Rent-A-Center, Inc.	2,138	62	0.60
Repligen Corp.	629	58	0.57
ResMed, Inc.	370	57	0.56
REX American Resources Corp.	637	52	0.51
RH	239	51	0.50
Royal Gold, Inc.	472	58	0.57
S&P Global, Inc.	205	56	0.55
Saia, Inc.	626	58	0.57
Sanderson Farms, Inc.	332	59	0.57
SBA Communications Corp.	236	57	0.56
Schweitzer-Mauduit International, Inc.	1,252	53	0.52
Scientific Games Corp.	2,084	56	0.55
Scotts Miracle-Gro Co. (The)	553	59	0.58
SEACOR Holdings, Inc.	1,338	58	0.57
Sempra Energy	377	57	0.56
Sherwin-Williams Co. (The)	97	57	0.56
Skechers U.S.A., Inc.	1,376	59	0.58
SolarEdge Technologies, Inc.	671	64	0.62
Southern Co. (The)	886	56	0.55
Spirit Realty Capital, Inc.	1,058	52	0.51
SPX Corp.	1,147	58	0.57
Steven Madden Ltd.	1,316	57	0.55
Synchrony Financial	1,484	53	0.52
Talos Energy, Inc.	2,318	70	0.68
Target Corp.	446	57	0.56
Teradyne, Inc.	888	61	0.59
Tetra Tech, Inc.	647	56	0.55
TopBuild Corp.	504	52	0.51

TransDigm Group, Inc.	98	55	0.54
Triumph Group, Inc.	1,976	50	0.49
TTEC Holdings, Inc.	1,300	51	0.51
Tyson Foods, Inc.	622	57	0.56
Ultra Clean Holdings, Inc.	2,512	59	0.58
United Community Banks, Inc.	1,797	55	0.54
Universal Display Corp.	292	60	0.59
Universal Forest Products, Inc.	1,140	54	0.53
Universal Health Realty Income Trust	457	54	0.53
US BanCorp.	933	55	0.54
Valero Energy Corp.	598	56	0.55
Walt Disney Co. (The)	377	55	0.54
WEC Energy Group, Inc.	622	57	0.56
Woodward, Inc.	465	55	0.54
World Fuel Services Corp.	1,288	56	0.55
WR Berkley Corp.	798	55	0.54
Zoetis, Inc.	463	61	0.60
Total		$10,195	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM U.S. Value Index as of December 31, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM U.S. Value Index
AAR Corp.	1,087	$49	0.47%
AdvanSix, Inc.	1,300	26	0.25
Allegheny Technologies, Inc.	2,346	48	0.46
Alliance Data Systems Corp.	520	58	0.56
AMC Networks, Inc.	1,422	56	0.53
Andersons, Inc. (The)	1,944	49	0.47
AngioDynamics, Inc.	2,280	36	0.35
ArcBest Corp.	1,134	31	0.30
Archer-Daniels-Midland Co.	1,248	58	0.55
Archrock, Inc.	6,337	64	0.61
Associated Banc-Corp.	2,514	55	0.53
AT&T, Inc.	1,410	55	0.52
Atlas Air Worldwide Holdings, Inc.	2,185	60	0.57
AutoNation, Inc.	1,064	52	0.49
Avis Budget Group, Inc.	1,808	58	0.55
Axos Financial, Inc.	1,870	57	0.54
AZZ, Inc.	936	43	0.41
B&G Foods, Inc.	3,204	57	0.55
Baker Hughes Co.	2,433	62	0.59
Bank OZK	1,775	54	0.52
Biogen, Inc.	180	53	0.51
Brighthouse Financial, Inc.	1,397	55	0.52
Brinker International, Inc.	1,262	53	0.50
Cadence BanCorp.	3,289	60	0.57
Carnival Corp..	1,219	62	0.59
Cedar Realty Trust, Inc.	2,060	6	0.06
CenterPoint Energy, Inc.	2,173	59	0.56
Central Garden & Pet Co.	2,058	60	0.57
Century Communities, Inc.	1,904	52	0.50
Charles River Laboratories International	372	57	0.54
Chemours Co. (The)	3,577	65	0.62
Cigna Corp.	275	56	0.54
Citigroup, Inc.	721	58	0.55
Citizens Financial Group, Inc.	1,397	57	0.54
CNO Financial Group, Inc.	3,075	56	0.53
Comerica, Inc.	763	55	0.52
Commercial Metals Co.	2,481	55	0.53
Computer Programs & Systems, Inc.	966	26	0.24
Conn's, Inc.	2,804	35	0.33
CONSOL Energy, Inc.	3,004	44	0.41
Cooper-Standard Holdings, Inc.	1,934	64	0.61
CoreCivic, Inc.	3,625	63	0.60
Customers BanCorp., Inc.	1,243	30	0.28
CVS Health Corp.	723	54	0.51
Dana, Inc.	3,187	58	0.55
Denbury Resources, Inc.	53,333	75	0.71
Diodes, Inc.	1,148	65	0.62
Discovery, Inc.	1,803	55	0.52
Diversified Healthcare Trust	7,135	60	0.57

Domtar Corp.	1,422	54	0.52
Donnelley Financial Solutions, Inc.	1,639	17	0.16
Duke Energy Corp..	603	55	0.52
DXC Technology Co.	1,484	56	0.53
Eastman Chemical Co.	712	56	0.54
Ebix, Inc.	1,611	54	0.51
Encore Capital Group, Inc.	1,483	52	0.50
Exelixis, Inc.	3,141	55	0.53
Exelon Corp.	1,201	55	0.52
Expedia Group, Inc.	510	55	0.52
Fifth Third BanCorp., Inc.	1,803	55	0.53
FNB Corp.	4,444	56	0.54
Foot Locker, Inc.	1,352	53	0.50
FormFactor, Inc.	2,364	61	0.58
Fresh Del Monte Produce, Inc.	1,318	46	0.44
Gap, Inc. (The)	3,305	58	0.56
Genesco, Inc.	1,459	70	0.66
Genworth Financial, Inc.	13,706	60	0.57
GEO Group, Inc. (The)	4,047	67	0.64
G-III Apparel Group Ltd.	1,888	63	0.60
GMS, Inc.	1,855	50	0.48
Goldman Sachs Group, Inc. (The)	248	57	0.54
Goodyear Tire & Rubber Co. (The)	3,390	53	0.50
Graham Holdings Co.	86	55	0.52
Greenbrier Cos, Inc. (The)	1,945	63	0.60
Greif, Inc.	1,249	55	0.53
Group 1 Automotive, Inc.	539	54	0.51
Gulfport Energy Corp.	21,720	66	0.63
Halliburton Co.	2,515	62	0.59
Hancock Whitney Corp.	1,316	58	0.55
Hawaiian Holdings, Inc.	1,829	54	0.51
Hersha Hospitality Trust	3,402	49	0.47
HNI Corp.	992	37	0.35
Host Hotels & Resorts, Inc.	3,040	56	0.54
Ingredion, Inc.	636	59	0.56
Integer Holdings Corp.	699	56	0.53
Intel Corp.	961	57	0.55
Interface, Inc.	1,886	31	0.30
International Business Machines Corp.	408	55	0.52
INTL. FCStone, Inc.	393	19	0.18
Invacare Corp.	4,092	37	0.35
iStar, Inc.	4,065	59	0.56
j2 Global, Inc.	555	52	0.49
Juniper Networks, Inc..	2,240	55	0.52
KAR Auction Services, Inc.	2,566	56	0.53
Kelly Services, Inc.	1,423	32	0.31
Kraton Corp.	1,533	39	0.37
Kroger Co. (The)	2,010	58	0.55
Lannett Co, Inc.	6,345	56	0.53
Lantheus Holdings, Inc.	2,626	54	0.51
Laredo Petroleum, Inc.	23,625	68	0.64
Lincoln National Corp.	949	56	0.53
LogMeIn, Inc.	731	63	0.60
Lydall, Inc.	1,159	24	0.23
M/I Homes, Inc.	1,193	47	0.45
Mack-Cali Realty Corp.	2,503	58	0.55
Macy's, Inc.	3,565	61	0.58

Marcus Corp. (The)	1,705	54	0.52
MarineMax, Inc.	1,421	24	0.23
Matrix Service Co.	1,512	35	0.33
MDU Resources Group, Inc.	1,838	55	0.52
Meridian Bioscience, Inc.	3,056	30	0.28
Merit Medical Systems, Inc.	1,893	59	0.56
MetLife, Inc.	1,101	56	0.53
Micron Technology,, Inc..	1,155	62	0.59
Minerals Technologies, Inc.	994	57	0.55
Molina Healthcare, Inc.	407	55	0.52
Molson Coors Beverage Co.	1,070	58	0.55
Moog, Inc.	622	53	0.50
Movado Group, Inc.	2,829	62	0.59
Mylan N.V.	2,850	57	0.55
MYR Group, Inc.	532	17	0.16
National Fuel Gas Co.	1,199	56	0.53
Navient Corp.	3,884	53	0.51
NETGEAR, Inc.	2,209	54	0.52
Norwegian Cruise Line Holdings Ltd.	993	58	0.55
Nu Skin Enterprises, Inc.	1,429	59	0.56
Office Properties, Inc.ome Trust	1,425	46	0.44
Oracle Corp.	985	52	0.50
OraSure Technologies, Inc.	4,553	37	0.35
Oshkosh Corp.	601	57	0.54
Owens & Minor, Inc.	7,619	39	0.37
Owens Corning	815	53	0.50
PACCAR, Inc.	672	53	0.51
PacWest BanCorp.	1,449	55	0.53
Park Hotels & Resorts, Inc.	2,275	59	0.56
Patrick Industries, Inc.	1,054	55	0.53
Patterson Cos, Inc.	2,332	48	0.45
Penn National Gaming, Inc.	2,422	62	0.59
Penn Virginia Corp.	1,444	44	0.42
PennyMac Mortgage Investment Trust	2,369	53	0.50
Perrigo Co., PLC	1,040	54	0.51
Perspecta, Inc.	1,988	53	0.50
Photronics, Inc.	4,090	64	0.61
Pitney Bowes, Inc.	11,106	45	0.43
Plantronics, Inc.	2,282	62	0.59
Polaris, Inc.	571	58	0.55
PPL Corp.	1,570	56	0.54
Principal Financial Group, Inc.	1,020	56	0.53
ProPetro Holding Corp.	6,107	69	0.65
PVH Corp.	535	56	0.53
Quanta Services, Inc.	1,333	54	0.52
QuinStreet, Inc.	3,455	53	0.50
Regal Beloit Corp.	657	56	0.54
Resideo Technologies, Inc.	4,965	59	0.56
Ring Energy, Inc.	5,870	15	0.15
Royal Caribbean Cruises Ltd.	445	59	0.57
Sanmina Corp.	1,699	58	0.55
ScanSource, Inc.	1,062	39	0.37
Service Properties Trust	2,312	56	0.54
SMART Global Holdings, Inc.	1,597	61	0.58
Sonic Automotive, Inc.	1,727	54	0.51
Southwestern Energy Co.	27,483	67	0.63
Sterling BanCorp.	2,637	56	0.53

Summit Hotel Properties, Inc.	4,459	55	0.52
Sykes Enterprises, Inc.	1,104	41	0.39
Syneos Health, Inc.	994	59	0.56
SYNNEX Corp.	431	55	0.53
Tanger Factory Outlet Centers, Inc.	3,502	52	0.49
Terex Corp.	1,905	57	0.54
Texas Capital Bancshares, Inc.	943	54	0.51
Textron, Inc.	1,198	53	0.51
Timken Co. (The)	1,023	58	0.55
Tivity Health, Inc.	2,413	49	0.47
TiVo Corp.	6,569	56	0.53
Toll Brothers, Inc.	1,317	52	0.49
Tredegar Corp.	627	14	0.13
TRI Pointe Group, Inc.	3,475	54	0.52
Trinity Industries, Inc.	2,620	58	0.55
Trinseo SA	1,509	56	0.53
TrueBlue, Inc.	1,724	41	0.39
TTM Technologies, Inc.	3,978	60	0.57
Unisys Corp.	4,965	59	0.56
United Rentals, Inc.	352	59	0.56
United Therapeutics Corp.	597	53	0.50
Universal Insurance Holdings, Inc.	1,911	54	0.51
Unum Group	1,865	54	0.52
Vanda Pharmaceuticals, Inc.	3,148	52	0.49
Varex Imaging Corp.	1,201	36	0.34
ViacomCBS, Inc.	1,318	55	0.53
Virtus Investment Partners, Inc.	353	43	0.41
Wabash National Corp.	3,473	51	0.49
Waddell & Reed Financial, Inc.	3,325	56	0.53
Walker & Dunlop, Inc.	830	54	0.51
Warrior Met Coal, Inc.	2,628	56	0.53
Washington Prime Group, Inc.	15,004	55	0.52
WestRock Co.	1,347	58	0.55
Wyndham Destinations, Inc.	1,112	57	0.55
Xenia Hotels & Resorts, Inc.	2,582	56	0.53
Xerox Holdings Corp.	1,424	53	0.50
Xperi Corp.	2,317	43	0.41
Total		$10,510	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM U.S. Growth Index as of December 31, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM U.S. Growth Index
3D Systems Corp.	6,029	$53	0.51%
8x8, Inc.	2,794	51	0.49
AAON, Inc.	1,033	51	0.49
Actuant Corp.	2,104	55	0.53
Addus HomeCare Corp.	541	53	0.51
Advanced Micro Devices, Inc.	1,281	59	0.57
Air Products & Chemicals, Inc.	220	52	0.50
Alexandria Real Estate Equities, Inc.	315	51	0.49
Align Technology, Inc.	185	52	0.50
Allegion PLC	415	52	0.50
Amedisys, Inc.	307	51	0.49
American Tower Corp.	238	55	0.53
Amphenol Corp.	493	53	0.51
Aon PLC	249	52	0.50
Apache Corp.	2,732	70	0.66
AptarGroup, Inc.	453	52	0.51
Aptiv PLC	544	52	0.50
Autodesk, Inc.	287	53	0.51
Axon Enterprise, Inc.	697	51	0.49
Badger Meter, Inc.	831	54	0.52
Balchem Corp.	501	51	0.49
Ball Corp.	767	50	0.48
Banc of California, Inc.	3,190	55	0.53
Bank of Hawaii Corp.	563	54	0.52
Brown & Brown, Inc.	1,331	53	0.51
Brown-Forman Corp.	798	54	0.52
Cable One, Inc.	33	49	0.47
Camden Property Trust	459	49	0.47
Capstead Mortgage Corp.	6,499	51	0.50
Cardiovascular Systems, Inc.	1,157	56	0.54
Care.com, Inc.	4,071	61	0.58
Cavco Industries, Inc.	249	49	0.47
Century Aluminum Co.	7,410	56	0.54
CEVA, Inc.	1,516	41	0.39
Chefs' Warehouse, Inc. (The)	1,408	54	0.52
Chemed Corp.	117	52	0.50
Chipotle Mexican Grill, Inc.	62	52	0.50
Churchill Downs, Inc.	391	54	0.52
Cintas Corp.	199	54	0.52
City Holding Co.	642	53	0.51
Cogent Communications Holdings, Inc.	819	54	0.52
Cognex Corp.	1,018	57	0.55
Columbia Banking System, Inc.	1,316	54	0.52
Commerce Bancshares, Inc.	792	54	0.52
Community Bank System, Inc.	753	53	0.52
Community Healthcare Trust, Inc.	1,069	46	0.44
Copart, Inc.	575	52	0.50
Core Laboratories N.V.	1,148	43	0.42
CoreSite Realty Corp.	449	50	0.49

Costco Wholesale Corp.	173	51	0.49
Crocs, Inc.	1,385	58	0.56
Crown Castle International Corp.	376	53	0.52
Cutera, Inc.	1,369	49	0.47
CVB Financial Corp.	2,402	52	0.50
CyrusOne, Inc.	793	52	0.50
Cytokinetics, Inc.	5,169	55	0.53
Dominion Energy, Inc.	625	52	0.50
Domino's Pizza, Inc.	177	52	0.50
Dorman Products, Inc.	684	52	0.50
Dril-Quip, Inc.	1,170	55	0.53
EastGroup Properties, Inc.	376	50	0.48
Ecolab, Inc.	274	53	0.51
Edwards Lifesciences Corp.	209	49	0.47
eHealth, Inc.	564	54	0.52
Equinix, Inc.	91	53	0.51
Equity Residential	600	49	0.47
Estee Lauder Cos, Inc. (The)	259	53	0.52
Etsy, Inc.	1,236	55	0.53
Expeditors International of Washington I	694	54	0.52
Exponent, Inc.	782	54	0.52
FactSet Research Systems, Inc.	192	52	0.50
FARO Technologies, Inc.	1,026	52	0.50
Fastenal Co.	1,439	53	0.51
First Financial Bankshares, Inc.	1,472	52	0.50
First Republic Bank	457	54	0.52
FirstCash, Inc.	629	51	0.49
Five Below, Inc.	410	52	0.51
Fluor Corp.	3,116	59	0.57
Fox Factory Holding Corp.	782	54	0.52
Garmin Ltd.	531	52	0.50
Gartner, Inc.	320	49	0.48
Glacier BanCorp., Inc.	1,176	54	0.52
Graco, Inc.	1,049	55	0.53
Green Plains, Inc.	3,613	56	0.54
Harmonic, Inc.	6,337	49	0.48
HealthEquity, Inc.	774	57	0.55
Hershey Co. (The)	338	50	0.48
Hess Corp.	833	56	0.54
Home Depot, Inc. (The)	238	52	0.50
IDACorp., Inc.	485	52	0.50
IDEX Corp.	317	54	0.53
IDEXX Laboratories, Inc.	202	53	0.51
Illinois Tool Works, Inc.	294	53	0.51
Independent Bank Corp.	612	51	0.49
Installed Building Products, Inc.	707	49	0.47
InterDigital, Inc.	912	50	0.48
International Flavors & Fragrances, Inc.	358	46	0.45
Intuitive Surgical, Inc.	87	52	0.50
J&J Snack Foods Corp.	270	50	0.48
Jacobs Engineering Group, Inc.	593	53	0.51
Kansas City Southern	338	52	0.50
Keysight Technologies, Inc.	504	52	0.50
Kinsale Capital Group, Inc.	521	53	0.51
Lancaster Colony Corp.	321	51	0.50
LendingTree, Inc.	143	43	0.42
Linde PLC	249	53	0.51

Lindsay Corp.	560	54	0.52
LivePerson, Inc.	1,321	49	0.47
LiveRamp Holdings, Inc.	1,036	50	0.48
Louisiana-Pacific Corp.	1,736	52	0.50
Lowe's Cos, Inc.	439	53	0.51
Manhattan Associates, Inc.	627	50	0.48
MarketAxess Holdings, Inc.	133	50	0.49
Marsh & McLennan Cos., Inc.	473	53	0.51
Mastercard, Inc.	175	52	0.50
Materion Corp.	873	52	0.50
Mattel, Inc.	4,324	59	0.57
McCormick & Co, Inc.	295	50	0.48
Mercury Systems, Inc.	741	51	0.49
Momenta Pharmaceuticals, Inc.	3,012	59	0.56
Monolithic Power Systems, Inc.	313	56	0.54
Monro, Inc.	690	54	0.52
Moody's Corp.	221	53	0.51
MSA Safety, Inc.	405	51	0.49
MSCI, Inc.	195	50	0.49
National Instruments Corp.	1,233	52	0.50
National Oilwell Varco, Inc.	2,249	56	0.54
National Storage Affiliates Trust	1,474	50	0.48
Nektar Therapeutics	2,556	55	0.53
NeoGenomics, Inc.	1,947	57	0.55
Netflix, Inc.	168	54	0.52
New York Times Co. (The)	1,594	51	0.49
NextEra Energy, Inc.	216	52	0.51
NIKE, Inc.	530	54	0.52
Nordson Corp.	306	50	0.48
Northfield BanCorp., Inc.	1,977	34	0.32
Northwest Natural Holding Co.	738	54	0.53
NVIDIA Corp.	243	57	0.55
Old Dominion Freight Line, Inc.	276	52	0.51
Ollie's Bargain Outlet Holdings, Inc.	853	56	0.54
ONEOK, Inc.	715	54	0.52
O'Reilly Automotive, Inc.	115	50	0.49
Pacira BioSciences, Inc.	1,119	51	0.49
Papa John's International, Inc.	850	54	0.52
PayPal Holdings, Inc.	485	52	0.51
PDF Solutions, Inc.	1,857	31	0.30
Pennant Group, Inc. (The)	2,030	67	0.64
Penumbra, Inc.	299	49	0.47
PNM Resources, Inc.	1,040	53	0.51
PRA Group, Inc.	1,415	51	0.50
ProAssurance Corp.	1,359	49	0.47
Proto Labs, Inc.	535	54	0.52
PS Business Parks, Inc.	289	48	0.46
Quaker Chemical Corp.	334	55	0.53
Repligen Corp.	574	53	0.51
REX American Resources Corp.	581	48	0.46
RLI Corp.	556	50	0.48
Rockwell Automation, Inc.	258	52	0.51
Rollins, Inc.	1,474	49	0.47
Ross Stores, Inc.	447	52	0.50
Royal Gold, Inc.	430	53	0.51
S&P Global, Inc.	187	51	0.49
SBA Communications Corp.	215	52	0.50

Seacoast Banking Corp. of Florida	1,706	52	0.50
ServiceNow, Inc.	186	52	0.51
Shake Shack, Inc.	864	51	0.50
Sherwin-Williams Co. (The)	89	52	0.50
Silicon Laboratories, Inc.	472	55	0.53
Southwest Airlines Co.	914	49	0.48
Tabula Rasa HealthCare, Inc.	1,219	59	0.57
Tactile Systems Technology, Inc.	809	55	0.53
TechTarget, Inc.	2,046	53	0.52
TJX Cos, Inc. (The)	852	52	0.50
Toro Co. (The)	649	52	0.50
TransDigm Group, Inc.	90	50	0.49
Transocean Ltd.	9,541	66	0.62
Trex Co, Inc.	592	53	0.51
UDR, Inc.	1,062	50	0.48
Under Armour, Inc.	2,703	58	0.56
United Fire Group, Inc.	1,168	51	0.49
Universal Display Corp.	266	55	0.53
Universal Electronics, Inc.	905	47	0.46
Universal Health Realty Income Trust	417	49	0.47
US Physical Therapy, Inc.	442	51	0.49
VeriSign, Inc.	274	53	0.51
Verisk Analytics, Inc.	348	52	0.50
Viavi Solutions, Inc.	3,441	52	0.50
Vicor Corp.	1,208	56	0.54
Visa, Inc.	279	52	0.51
Watsco, Inc.	282	51	0.49
WD-40 Co.	262	51	0.49
WEC Energy Group, Inc.	567	52	0.51
Westamerica BanCorporation	775	53	0.51
Williams Cos, Inc. (The)	2,288	54	0.52
Wingstop, Inc.	633	55	0.53
World Wrestling Entertainment, Inc.	815	53	0.51
WW International, Inc.	1,176	45	0.43
Zoetis, Inc.	423	56	0.54
Total		$10,371	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom U.S. IPO Index as of December 31, 2019:

Security Description	Shares	Value (000)	Index Weight
JPM Custom U.S. IPO Index
Dynatrace, Inc.	112,359	$2,843	27.46%
Livongo Health, Inc.	108,712	2,724	26.32
Medallia, Inc.	80,664	2,509	24.24
Slack Technologies, Inc.	101,197	2,275	21.98
Total		$10,351	100.00%

@		Value is less than $500.
†		Credit rating as issued by Standard & Poor’s.
*		Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
NR		Not rated.
BBSW		Australia's Bank Bill Swap.
CPI		Consumer Price Index.
EURIBOR		Euro Interbank Offered Rate.
KORIBOR		Korea Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
OAT		Obligations Assimilables du Trésor (Treasury Obligation).
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah

ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition
Classification	Percentage of Total Investments
Common Stocks	43.9%
Fixed Income Securities	39.0
Short-Term Investments	17.1
Total Investments	100.0	%**

**

Does not include open long/short futures contracts with a value of approximately $89,592,000 and net unrealized appreciation of approximately $1,016,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $117,000. Also does not include open swap agreements with net unrealized appreciation of approximately $2,121,000.

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)

	Shares	Value (000)
Common Stocks (99.4%)
Biotechnology (2.8%)
Alnylam Pharmaceuticals, Inc. (a)	52,267	$6,019
Exact Sciences Corp. (a)	153,002	14,150
Moderna, Inc. (a)	167,782	3,282
		23,451

Capital Markets (1.1%)
XP, Inc., Class A (a)	238,468	9,186

Entertainment (9.0%)
Roku, Inc. (a)	207,707	27,812
Spotify Technology SA (a)	315,511	47,185
		74,997

Health Care Equipment & Supplies (7.2%)
DexCom, Inc. (a)	198,102	43,333
Penumbra, Inc. (a)(b)	102,198	16,788
		60,121

Health Care Providers & Services (4.5%)
Covetrus, Inc. (a)	411,228	5,428
Guardant Health, Inc. (a)	195,666	15,289
HealthEquity, Inc. (a)	230,760	17,093
		37,810

Health Care Technology (4.0%)
Agilon Health Topco, Inc. (a)(c)(d) (acquisition cost — $2,693; acquired 11/7/18)	7,122	3,201
Veeva Systems, Inc., Class A (a)	214,083	30,113
		33,314

Information Technology Services (20.5%)
Adyen N.V. (Netherlands) (a)	19,432	15,934
MongoDB, Inc. (a)	235,018	30,931
Okta, Inc. (a)	291,335	33,611
Shopify, Inc., Class A (Canada) (a)	106,100	42,183
Square, Inc., Class A (a)	340,317	21,290
Twilio, Inc., Class A (a)	274,262	26,954
		170,903

Interactive Media & Services (12.5%)
Match Group, Inc. (a)(b)	155,983	12,808
Pinterest, Inc., Class A (a)	744,833	13,884
Snap, Inc., Class A (a)	888,748	14,513
Twitter, Inc. (a)	1,175,696	37,681
Zillow Group, Inc., Class C (a)	550,594	25,294
		104,180

Internet & Direct Marketing Retail (8.5%)
Chewy, Inc., Class A (a)	761,906	22,095
Farfetch Ltd., Class A (a)	798,566	8,265
MercadoLibre, Inc. (a)	39,079	22,351
Overstock.com, Inc. (a)	440,256	3,104

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited) (cont’d)

Wayfair, Inc., Class A (a)	162,851	14,717
		70,532

Leisure Products (2.3%)
Peloton Interactive, Inc., Class A (a)(b)	676,998	19,227

Life Sciences Tools & Services (2.0%)
10X Genomics, Inc., Class A (a)	219,436	16,732

Road & Rail (3.6%)
Lyft, Inc., Class A (a)	693,544	29,836

Software (19.0%)
Alteryx, Inc., Class A (a)	132,991	13,308
Anaplan, Inc. (a)	250,341	13,118
Coupa Software, Inc. (a)	228,129	33,364
Datadog, Inc., Class A (a)(b)	222,901	8,421
Guidewire Software, Inc. (a)	79,568	8,734
Slack Technologies, Inc., Class A (a)	1,369,154	30,779
Trade Desk, Inc. (The), Class A (a)	143,221	37,206
Zoom Video Communications, Inc., Class A (a)	192,153	13,074
		158,004

Specialty Retail (2.4%)
Carvana Co. (a)	220,542	20,301
Total Common Stocks (Cost $715,167)		828,594

Short-Term Investments (6.6%)
Securities held as Collateral on Loaned Securities (3.8%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e)	27,729,684	27,730

	Face Amount (000)

Repurchase Agreements (0.5%)
HSBC Securities USA, Inc., (1.55%, dated 12/31/19, due 01/02/20; proceeds $956; fully collateralized by a U.S. Government obligation; 2.88% due 08/15/28; valued at $975)	$956	956
Merrill Lynch & Co., Inc., (1.55%, dated 12/31/19, due 01/02/20; proceeds $2,868; fully collateralized by a U.S. Government obligation; 1.63% due 11/30/26; valued at $2,926)	2,868	2,868

		3,824

Total Securities held as Collateral on Loaned Securities (Cost $31,554)		31,554

	Shares

Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (e) (Cost $23,294)	23,293,615	23,294
Total Short-Term Investments (Cost $54,848)		54,848

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited) (cont’d)

Total Investments Excluding Purchased Options (106.0%) (Cost $770,015)	883,442
Total Purchased Options Outstanding (0.0%) (Cost $2,529)	327
Total Investments (106.0%) (Cost $772,544) Including $32,924 of Securities Loaned (f)(g)	883,769
Liabilities in Excess of Other Assets (-6.0%)	(49,914)
Net Assets (100.0%)	$833,855

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2019, were approximately $32,924,000 and $33,183,000, respectively. The Fund received cash collateral of approximately $32,064,000, of which approximately $31,554,000 was subsequently invested in a Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At December 31, 2019, there was uninvested cash collateral of approximately $510,000 which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,119,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	At December 31, 2019, the Fund held a fair valued security valued at approximately $3,201,000, representing 0.4% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's (as defined herein) Trustees.
(d)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2019 amounts to approximately $3,201,000 and represents 0.4% of net assets.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2019, advisory fees paid were reduced by approximately $10,000 relating to the Fund's investment in the Liquidity Funds.
(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2019, the Fund did not engage in any cross-trade transactions.

(g)	At December 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $169,617,000 and the aggregate gross unrealized depreciation is approximately $58,392,000, resulting in net unrealized appreciation of approximately $111,225,000.

Morgan Stanley Institutional Fund Trust

Discovery Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited) (cont’d)

Call Options Purchased:
The Fund had the following call options purchased open at December 31, 2019:
Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
BNP Paribas	USD/CNH	CNH	7.58	Jan - 20	115,175,179	115,175	$	—@	$589	$(589)
Royal Bank of Scotland	USD/CNH	CNH	7.85	Jun - 20	178,281,259	178,281		117	920	(803)
Royal Bank of Scotland	USD/CNH	CNH	8.09	Sep - 20	188,938,749	188,939		210	1,020	(810)
								$327	$2,529	$(2,202)

@	—	Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*
Classification	Percentage of Total Investments
Other**	25.0%
Information Technology Services	20.1
Software	18.5
Interactive Media & Services	12.2
Entertainment	8.8
Internet & Direct Marketing Retail	8.3
Health Care Equipment & Supplies	7.1

Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2019.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (96.9%)
Agency Adjustable Rate Mortgage (0.0%)
Federal Home Loan Mortgage Corporation, Conventional Pool:
12 Month USD LIBOR + 1.62%, 2.46%, 7/1/45	$108	$111

Agency Fixed Rate Mortgages (18.5%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.50%, 11/1/49	1,567	1,550
3.00%, 11/1/49 – 12/1/49	2,986	3,005
3.50%, 8/1/49	1,885	1,916
4.00%, 4/1/49 – 11/1/49	5,241	5,417
4.50%, 2/1/49	2,327	2,449
Gold Pools:
3.00%, 3/1/47 – 6/1/49	3,677	3,758
3.50%, 1/1/44 – 4/1/49	1,971	2,069
4.00%, 6/1/44 – 1/1/48	1,378	1,451
5.41%, 7/1/37 – 8/1/37	20	22
5.44%, 1/1/37 – 6/1/38	59	64
5.46%, 5/1/37 – 1/1/38	54	57
5.48%, 8/1/37 – 10/1/37	48	51
5.50%, 8/1/37 – 4/1/38	74	81
5.52%, 10/1/37	5	6
5.62%, 12/1/36 – 8/1/37	67	73
6.00%, 10/1/36 – 8/1/38	107	122
6.50%, 12/1/25 – 8/1/33	79	88
7.00%, 6/1/28 – 11/1/31	35	36
Federal National Mortgage Association, Conventional Pools:
2.50%, 10/1/49 – 11/1/49	2,985	2,935
3.00%, 6/1/40 – 1/1/50	16,344	16,544
3.50%, 8/1/45 – 11/1/49	11,860	12,252
4.00%, 11/1/41 – 9/1/49	9,611	10,072
4.50%, 3/1/41 – 8/1/49	4,221	4,466
5.00%, 3/1/41	197	217
5.50%, 6/1/35 – 1/1/37	57	63
5.62%, 12/1/36	31	33
6.50%, 4/1/24 – 1/1/34	781	870
7.00%, 11/1/22 – 12/1/33	129	137
9.50%, 4/1/30	64	72
January TBA:
3.00%, 1/1/35 – 1/1/50(a)	19,960	20,269
3.50%, 1/1/50 (a)	20,959	21,562
Government National Mortgage Association, January TBA:
3.50%, 1/20/50 (a)	680	701
4.00%, 1/20/50 (a)	13,500	13,974
Various Pools:
3.50%, 11/20/40 – 7/20/46	1,967	2,051
4.00%, 8/20/41 – 11/20/49	3,092	3,217
4.50%, 4/20/49 – 7/20/49	3,560	3,705
5.00%, 12/20/48 – 2/20/49	713	745
6.50%, 5/15/40	493	580
		136,680

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Asset-Backed Securities (13.3%)
Aaset Trust,
3.84%, 5/15/39 (b)		473	477
Accredited Mortgage Loan Trust,
1 Month USD LIBOR + 0.60%, 2.39%, 4/25/34 (c)		787	780
American Homes 4 Rent Trust,
6.07%, 10/17/52 (b)		601	664
Aqua Finance Trust,
3.47%, 7/16/40 (b)		900	899
Avant Loans Funding Trust,
4.65%, 4/15/26 (b)		850	861
5.00%, 11/17/25 (b)		525	533
BCMSC Trust,
7.51%, 1/15/29 (c)		1,668	1,584
Blackbird Capital Aircraft Lease Securitization Ltd.,
5.68%, 12/16/41 (b)		818	850
Cascade MH Asset Trust,
4.00%, 11/25/44 (b)(c)		1,586	1,588
Conn's Receivables Funding LLC,
3.62%, 6/17/24 (b)		1,000	1,001
Consumer Loan Underlying Bond Credit Trust,
4.41%, 10/15/26 (b)		2,000	1,990
4.66%, 7/15/26 (b)		1,000	1,007
5.21%, 7/15/25 (b)		1,136	1,158
ContiMortgage Home Equity Loan Trust,
8.10%, 8/15/25		22	11
Diamond Resorts Owner Trust,
4.02%, 2/20/32 (b)		1,649	1,650
Fairstone Financial Issuance Trust I,
3.95%, 3/21/33 (b)	CAD	600	464
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (b)		$1,177	1,172
FCI Funding LLC 2019-1 LLC,
3.63%, 2/18/31 (b)		497	500
Finance of America Structured Securities Trust,
3.81%, 4/25/29 (b)(c)		757	767
Foundation Finance Trust,
3.86%, 11/15/34 (b)		784	797
FREED ABS Trust,
3.19%, 11/18/26 (b)		2,000	1,996
3.87%, 6/18/26 (b)		800	811
4.61%, 10/20/25 (b)		969	993
GAIA Aviation Ltd.,
7.00%, 12/15/44 (b)		1,486	1,477
Home Partners of America Trust,
1 Month USD LIBOR + 1.45%, 3.19%, 7/17/37 (b)(c)		2,200	2,198
Invitation Homes Trust,
1 Month USD LIBOR + 2.00%, 3.74%, 6/17/37 (b)(c)		2,500	2,510
1 Month USD LIBOR + 2.25%, 3.99%, 7/17/37 (b)(c)		706	709
JOL Air Ltd.,
4.95%, 4/15/44 (b)		249	250
Labrador Aviation Finance Ltd.,
5.68%, 1/15/42 (b)		473	488
MACH 1 CaymanLtd.,
3.47%, 10/15/39 (b)		1,184	1,178
MAPS Ltd.,
4.21%, 5/15/43 (b)		610	622
METAL LLC,
4.58%, 10/15/42 (b)		780	788
MFA LLC,
3.35%, 11/25/47 (b)		803	804

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

3.88%, 5/25/48 (b)		1,049	1,058
4.16%, 7/25/48 (b)		891	893
Nationstar HECM Loan Trust,
5.43%, 11/25/28 (b)(c)		1,200	1,213
New Residential Advance Receivables Trust,
2.80%, 10/15/51 (b)		600	599
3.06%, 9/15/52 – 8/15/53(b)		2,630	2,621
New Residential Mortgage LLC,
4.69%, 5/25/23 (b)		396	398
NewDay Funding PLC,
1 Month GBP LIBOR + 2.10%, 2.81%, 8/15/26 (b)(c)	GBP	500	658
Newtek Small Business Loan Trust,
1 Month USD LIBOR + 1.70%, 3.41%, 2/25/44 (b)(c)		$657	658
NRZ Advance Receivables Trust,
3.33%, 7/15/52 (b)		900	903
NRZ Excess Spread-Collateralized Notes,
4.37%, 1/25/23 (b)		418	420
4.59%, 2/25/23 (b)		746	752
NYCTL Trust,
2.19%, 11/10/32 (b)		2,280	2,280
Oxford Finance Funding LLC,
5.44%, 2/15/27 (b)		550	560
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.35%, 4.14%, 4/25/23 (b)(c)		750	752
1 Month USD LIBOR + 2.65%, 4.44%, 8/25/25 (b)(c)		1,400	1,406
1 Month USD LIBOR + 2.85%, 4.64%, 2/25/23 (b)(c)		500	503
Pretium Mortgage Credit Partners LLC,
4.83%, 9/25/58 (b)		643	648
Prosper Marketplace Issuance Trust,
3.20%, 2/17/26 (b)		1,150	1,149
3.59%, 7/15/25 (b)		1,250	1,258
4.87%, 6/17/24 (b)		450	454
5.50%, 10/15/24 (b)		2,000	2,015
PRPM LLC,
3.35%, 11/25/24 (b)		1,090	1,094
3.97%, 4/25/24 (b)		1,064	1,068
4.00%, 8/25/23 (b)(c)		462	465
Raptor Aircraft Finance I LLC,
4.21%, 8/23/44 (b)		1,761	1,783
RCO V Mortgage LLC,
3.47%, 11/25/24 (b)		2,251	2,253
4.46%, 10/25/23 (b)		740	746
ReadyCap Lending Small Business Loan Trust,
4.25%, 12/27/44 (b)(c)		1,000	1,000
Republic FInance Issuance Trust,
3.43%, 11/22/27 (b)		1,100	1,099
3.93%, 11/22/27 (b)		500	499
RMF Buyout Issuance Trust,
5.43%, 11/25/28 (b)(c)		1,200	1,200
S-Jets Ltd.,
7.02%, 8/15/42 (b)		1,021	1,031
SFS Asset Securitization LLC,
4.24%, 6/10/25 (b)		2,137	2,145
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.15%, 1/25/40 (c)	EUR	1,900	1,967
Small Business Lending Trust,
2.85%, 7/15/26 (b)		$623	623
Small Business Origination Loan Trust,
4.51%, 12/15/27	GBP	879	1,181
Sofi Consumer Loan Program Trust,
3.79%, 4/26/27 (b)		$600	612

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

4.02%, 8/25/27 (b)	200	205
Sprite 2017-1 Ltd.,
4.25%, 12/15/37 (b)	548	560
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2019-T2,
2.77%, 10/15/52 (b)	1,000	1,000
START Ireland,
4.09%, 3/15/44 (b)	521	528
Start Ltd.,
4.09%, 5/15/43 (b)	1,345	1,374
Tricon American Homes Trust,
5.10%, 1/17/36 (b)	1,500	1,553
5.15%, 9/17/34 (b)	1,200	1,233
5.77%, 11/17/33 (b)	1,300	1,326
Upgrade Receivables Trust,
5.17%, 11/15/24 (b)	1,500	1,520
Upstart Securitization Trust,
3.73%, 9/20/29 (b)	1,700	1,700
5.00%, 8/20/25 (b)	1,710	1,726
Vantage Data Centers Issuer LLC,
4.07%, 2/16/43 (b)	393	405
VCAT LLC,
3.57%, 11/25/49 (b)	1,290	1,290
Vericrest Opportunity Loan Trust,
3.18%, 10/25/49 (b)	1,896	1,891
3.35%, 9/25/49 (b)	1,828	1,832
Verizon Owner Trust,
1.94%, 4/22/24	1,700	1,699
VOLT LXIV LLC,
3.38%, 10/25/47 (b)	370	371
VOLT LXXII LLC,
4.21%, 10/26/48 (b)	771	772
VOLT LXXV LLC,
4.34%, 1/25/49 (b)	621	626
VOLT LXXX LLC,
3.23%, 10/25/49 (b)	1,121	1,124
VOLT LXXXIII LLC,
3.33%, 11/26/49 (b)	2,183	2,184
		98,460

Collateralized Mortgage Obligations - Agency Collateral Series (0.2%)
Federal Home Loan Mortgage Corporation,
1 Month USD LIBOR + 4.35%, 6.05%, 12/25/26 (b)(c)	167	174
1 Month USD LIBOR + 5.05%, 6.75%, 7/25/23 (c)	99	102
1 Month USD LIBOR + 5.25%, 6.95%, 7/25/26 (b)(c)	89	95
IO
0.33%, 11/25/27 (c)	23,846	570
0.43%, 8/25/27 (c)	14,807	437
IO REMIC
6.00% - 1 Month USD LIBOR ,4.26%, 11/15/43 (c)	909	133
6.05% - 1 Month USD LIBOR ,4.31%, 4/15/39 (c)	503	16
IO STRIPS
7.50%, 12/15/29	23	4
Federal National Mortgage Association,
IO
6.39% - 1 Month USD LIBOR ,4.60%, 9/25/20 (c)	2,087	12
IO PAC REMIC
8.00%, 9/18/27	76	12
IO REMIC
6.00%, 7/25/33	60	9

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

IO STRIPS
6.50%, 9/25/29 – 12/25/29	327	51
8.00%, 4/25/24	49	2
8.50%, 10/25/25	26	3
9.00%, 11/25/26	24	3
REMIC
7.00%, 9/25/32	179	208
Government National Mortgage Association,
IO
6.10% - 1 Month USD LIBOR , 4.36%, 7/16/33 (c)	253	2
5.00%, 2/16/41	187	32
IO PAC
6.15% - 1 Month USD LIBOR , 4.39%, 10/20/41 (c)	949	43
		1,908

Commercial Mortgage-Backed Securities (3.5%)
Bancorp Commercial Mortgage Trust,
1 Month USD LIBOR + 2.30%, 4.07%, 9/15/36 (b)(c)	1,400	1,401
BBCMS Trust,
4.28%, 9/10/28 (b)(c)	1,037	1,030
BF 2019-NYT Mortgage Trust,
1 Month USD LIBOR + 1.70%, 3.44%, 11/15/35 (b)(c)	2,500	2,513
BXP Trust,
1 Month USD LIBOR + 3.00%, 4.74%, 11/15/34 (b)(c)	1,150	1,152
CG-CCRE Commercial Mortgage Trust,
1 Month USD LIBOR + 1.85%, 3.59%, 11/15/31 (b)(c)	761	759
Citigroup Commercial Mortgage Trust,
IO
0.85%, 11/10/48 (c)	2,751	92
0.90%, 9/10/58 (c)	4,574	187
COMM Mortgage Trust,
3.51%, 8/15/57 (b)(c)	1,400	1,350
5.29%, 8/10/46 (b)(c)	800	816
IO
0.11%, 7/10/45 (c)	12,749	34
0.77%, 10/10/47 (c)	3,370	97
1.00%, 7/15/47 (c)	3,066	113
Commercial Mortgage Pass-Through Certificates,
4.64%, 2/10/47 (b)(c)	575	553
GS Mortgage Securities Trust,
4.74%, 8/10/46 (b)(c)	500	515
IO
0.74%, 9/10/47 (c)	5,218	147
1.31%, 10/10/48 (c)	5,098	293
HMH Trust,
6.29%, 7/5/31 (b)	450	470
InTown Hotel Portfolio Trust,
1 Month USD LIBOR + 2.05%, 3.79%, 1/15/33 (b)(c)	579	579
Jackson Park Trust LIC,
3.24%, 10/14/39 (b)(c)	1,700	1,542
JP Morgan Chase Commercial Mortgage Securities Trust,
IO
0.51%, 4/15/46 (c)	6,956	116
0.73%, 12/15/49 (c)	4,415	139
0.95%, 7/15/47 (c)	7,681	195
JPMBB Commercial Mortgage Securities Trust,
4.68%, 4/15/47 (b)(c)	775	785
IO
1.00%, 8/15/47 (c)	3,932	141

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.70%, 3.49%, 10/15/49 (b)(c)	499	502
Natixis Commercial Mortgage Securities Trust,
1 Month USD LIBOR + 2.20%, 3.94%, 7/15/36 (b)(c)	2,300	2,303
4.13%, 5/15/39 (b)(c)	1,300	1,303
4.41%, 2/15/39 (b)(c)	1,941	2,026
SG Commercial Mortgage Securities Trust,
4.51%, 2/15/41 (b)(c)	1,250	1,199
VMC Finance LLC,
1 Month USD LIBOR + 2.05%, 3.79%, 9/15/36 (b)(c)	1,724	1,727
WFRBS Commercial Mortgage Trust,
3.50%, 8/15/47 (b)	1,400	1,233
4.14%, 5/15/45 (b)(c)	425	432
		25,744

Corporate Bonds (31.1%)
Energy (0.5%)
BP Capital Markets America, Inc.,
3.12%, 5/4/26	2,250	2,353
3.25%, 5/6/22	625	645
Midwest Connector Capital Co. LLC,
3.63%, 4/1/22 (b)	400	410
		3,408

Finance (13.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
4.13%, 7/3/23	1,150	1,216
American Express Co.,
4.20%, 11/6/25	1,625	1,793
American International Group, Inc.,
4.50%, 7/16/44	1,075	1,242
4.88%, 6/1/22	375	400
Aon Corp.,
2.20%, 11/15/22	1,250	1,257
AvalonBay Communities, Inc., Series G
2.95%, 5/11/26	375	387
Banco Santander SA,
5.18%, 11/19/25	600	673
Bank of America Corp.,
2.88%, 10/22/30	825	833
3.19%, 7/23/30	1,000	1,036
4.24%, 4/24/38	225	260
6.11%, 1/29/37	250	338
MTN
4.00%, 1/22/25	1,055	1,126
4.25%, 10/22/26	2,288	2,498
Bank of Montreal,
3.80%, 12/15/32	1,675	1,748
Bank of New York Mellon Corp. (The), MTN
3.65%, 2/4/24	1,750	1,862
Banque Federative du Credit Mutuel SA,
3.75%, 7/20/23 (b)	1,530	1,606
BBVA USA,
3.50%, 6/11/21	800	814
BNP Paribas SA,
2.82%, 11/19/25 (b)	700	709
4.40%, 8/14/28 (b)	1,050	1,168

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Boston Properties LP,
3.80%, 2/1/24	700	741
BPCE SA,
5.15%, 7/21/24 (b)	1,075	1,180
Brighthouse Financial, Inc.,
4.70%, 6/22/47	225	209
Series WI
3.70%, 6/22/27	572	571
Brookfield Finance, Inc.,
4.00%, 4/1/24	775	832
Capital One Bank USA NA,
3.38%, 2/15/23	1,625	1,680
Capital One Financial Corp.,
3.30%, 10/30/24	3,525	3,674
Cigna Corp.,
4.38%, 10/15/28	500	555
CIT Bank NA,
2.97%, 9/27/25	800	799
Citigroup, Inc.,
2.98%, 11/5/30	3,125	3,178
6.68%, 9/13/43	120	175
Citizens Bank NA, MTN
2.55%, 5/13/21	250	252
CNO Financial Group, Inc.,
5.25%, 5/30/29	885	990
Cooperatieve Rabobank UA,
3.95%, 11/9/22	650	680
Credit Agricole SA,
3.75%, 4/24/23 (b)	1,175	1,230
3.88%, 4/15/24 (b)	500	534
Credit Suisse Group AG,
2.59%, 9/11/25 (b)	1,875	1,882
3.57%, 1/9/23 (b)	250	257
CyrusOne LP/CyrusOne Finance Corp.,
2.90%, 11/15/24	725	729
Danske Bank A/S,
5.00%, 1/12/22 (b)	350	368
Deutsche Bank AG,
2.70%, 7/13/20	625	625
3.95%, 2/27/23	850	872
Discover Bank,
7.00%, 4/15/20	250	253
GE Capital International Funding Co., Unlimited Co.,
4.42%, 11/15/35	1,315	1,409
GLP Capital LP/GLP Financing II, Inc.,
3.35%, 9/1/24	1,900	1,945
Goldman Sachs Group, Inc. (The),
3.69%, 6/5/28	1,750	1,863
4.22%, 5/1/29	1,350	1,490
6.75%, 10/1/37	965	1,342
MTN
4.80%, 7/8/44	625	758
Guardian Life Insurance Co. of America (The),
4.85%, 1/24/77 (b)	475	580
Harborwalk Funding Trust,
5.08%, 2/15/69 (b)	950	1,123
Hartford Financial Services Group, Inc. (The),
5.50%, 3/30/20	295	297
HSBC Holdings PLC,
4.25%, 3/14/24	2,325	2,469

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

HSBC USA, Inc.,
3.50%, 6/23/24	1,450	1,532
Humana, Inc.,
3.95%, 3/15/27	1,775	1,912
ING Bank N.V.,
5.80%, 9/25/23 (b)	1,945	2,160
Intesa Sanpaolo SpA,
5.25%, 1/12/24	610	659
iStar, Inc.,
5.25%, 9/15/22	300	309
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
6.25%, 6/3/26 (b)	450	472
JPMorgan Chase & Co.,
3.70%, 5/6/30	3,750	4,043
4.13%, 12/15/26	1,600	1,754
JPMorgan Chase Bank NA,
0.00%, 8/7/22	1,000	1,073
Kimco Realty Corp.,
3.70%, 10/1/49	1,050	1,025
Lloyds Banking Group PLC,
3.57%, 11/7/28	250	261
3.75%, 1/11/27	450	474
4.38%, 3/22/28	1,150	1,269
Marsh & McLennan Cos., Inc.,
3.88%, 3/15/24	1,225	1,308
MassMutual Global Funding II,
3.40%, 3/8/26 (b)	1,040	1,097
MetLife, Inc.,
5.88%, 2/6/41	150	205
Mizuho Financial Group, Inc.,
2.63%, 4/12/21 (b)	600	605
MPT Operating Partnership LP/MPT Finance Corp.,
5.00%, 10/15/27	300	319
Nationwide Building Society,
4.30%, 3/8/29 (b)	1,300	1,419
4.36%, 8/1/24 (b)	500	531
New York Life Global Funding,
1.70%, 9/14/21 (b)	600	600
Pine Street Trust I,
4.57%, 2/15/29 (b)	575	620
PNC Financial Services Group, Inc. (The),
2.20%, 11/1/24 (d)	1,650	1,657
Realty Income Corp.,
3.25%, 10/15/22	400	413
REC Ltd.,
5.25%, 11/13/23 (b)	2,075	2,223
Royal Bank of Scotland Group PLC,
3.88%, 9/12/23	875	918
Santander UK Group Holdings PLC,
3.57%, 1/10/23	2,400	2,458
Service Properties Trust,
4.35%, 10/1/24	1,850	1,902
Skandinaviska Enskilda Banken AB,
2.63%, 11/17/20 (b)	500	503
Standard Chartered PLC,
3.05%, 1/15/21 (b)	325	328
Syngenta Finance N.V.,
4.89%, 4/24/25 (b)	975	1,045
TD Ameritrade Holding Corp.,
3.63%, 4/1/25	500	532

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Travelers Cos., Inc. (The),
3.75%, 5/15/46	800	875
UBS Group AG,
2.95%, 9/24/20 (b)	525	529
UnitedHealth Group, Inc.,
2.88%, 3/15/23	1,025	1,054
3.75%, 7/15/25	1,675	1,811
WEA Finance LLC/Westfield UK & Europe Finance PLC,
3.25%, 10/5/20 (b)	450	454
		96,857
Industrials (15.5%)
AbbVie, Inc.,
3.20%, 11/21/29 (b)	1,900	1,935
Air Liquide Finance SA,
1.75%, 9/27/21 (b)	450	449
Akamai Technologies, Inc.,
0.13%, 5/1/25	304	337
Amazon.com, Inc.,
2.80%, 8/22/24	1,625	1,683
American Airlines Pass-Through Trust, Series AA
3.15%, 8/15/33	550	567
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	1,325	1,574
Anheuser-Busch InBev Worldwide, Inc.,
4.75%, 1/23/29	1,650	1,914
Anthem, Inc.,
2.38%, 1/15/25	550	550
Apple, Inc.,
2.95%, 9/11/49	2,025	1,969
3.20%, 5/13/25	450	476
AT&T, Inc.,
4.50%, 3/9/48	1,850	2,047
4.90%, 8/15/37	1,025	1,182
BAT Capital Corp.,
4.39%, 8/15/37	2,300	2,333
Becton Dickinson and Co.,
2.89%, 6/6/22	600	610
Boeing Co. (The),
3.95%, 8/1/59	850	911
Booking Holdings, Inc.,
0.90%, 9/15/21	275	318
Braskem Netherlands Finance BV,
4.50%, 1/31/30 (b)	1,200	1,196
Bristol-Myers Squibb Co.,
3.40%, 7/26/29 (b)	2,050	2,196
Cameron LNG LLC,
3.30%, 1/15/35 (b)	1,725	1,745
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.20%, 3/15/28	750	800
4.91%, 7/23/25	300	331
Cigna Corp.,
3.05%, 10/15/27 (b)	375	381
CNH Industrial Capital LLC,
4.38%, 11/6/20 (d)	625	636
CNOOC Finance 2013 Ltd.,
3.00%, 5/9/23	540	550

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Coca-Cola Co. (The),
3.20%, 11/1/23		375	394
Comcast Corp.,
2.65%, 2/1/30		625	629
3.95%, 10/15/25		450	492
4.05%, 11/1/52		450	505
Concho Resources, Inc.,
4.85%, 8/15/48		575	672
CVS Health Corp.,
4.30%, 3/25/28		750	820
5.05%, 3/25/48		1,700	2,018
Dell International LLC/EMC Corp.,
6.02%, 6/15/26 (b)		1,475	1,699
Delta Air Lines, Inc.,
2.88%, 3/13/20		475	475
Series AA
3.20%, 10/25/25		1,050	1,093
Diageo Capital PLC,
2.13%, 10/24/24		1,475	1,476
Diamond Sports Group LLC/Diamond Sports Finance Co.,
6.63%, 8/15/27 (b)(d)		700	682
Diamondback Energy, Inc.,
3.25%, 12/1/26		1,750	1,774
Dollar Tree, Inc.,
3.70%, 5/15/23		450	469
DuPont de Nemours, Inc.,
5.42%, 11/15/48		700	865
Enbridge, Inc.,
2.50%, 1/15/25		925	931
Energy Transfer Operating LP,
5.15%, 3/15/45		800	844
Exxon Mobil Corp.,
3.10%, 8/16/49		1,225	1,227
Ferguson Finance PLC,
4.50%, 10/24/28 (b)		1,475	1,616
Fiserv, Inc.,
4.20%, 10/1/28		575	638
Ford Motor Credit Co., LLC,
3.20%, 1/15/21		400	402
4.39%, 1/8/26		800	814
Fortune Brands Home & Security, Inc.,
4.00%, 9/21/23		675	714
Fox Corp.,
5.58%, 1/25/49 (b)		925	1,180
General Motors Co.,
6.60%, 4/1/36		200	236
General Motors Financial Co., Inc.,
3.85%, 1/5/28		800	817
4.35%, 1/17/27		1,825	1,920
GlaxoSmithKline Capital PLC,
3.38%, 6/1/29		1,800	1,934
Glencore Funding LLC,
4.13%, 3/12/24 (b)		2,375	2,489
Grifols SA,
2.25%, 11/15/27 (b)	EUR	800	930
Halliburton Co.,
5.00%, 11/15/45		$1,025	1,173
HCA, Inc.,
5.25%, 6/15/49		1,050	1,177
Heathrow Funding Ltd.,
4.88%, 7/15/23 (b)		525	547

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Hilcorp Energy I LP/Hilcorp Finance Co.,
6.25%, 11/1/28 (b)		650	619
Imperial Brands Finance PLC,
3.13%, 7/26/24 (b)		1,000	1,011
International Business Machines Corp.,
3.30%, 5/15/26		2,750	2,905
Jazz Investments I Ltd.,
1.88%, 8/15/21		1,000	1,032
Las Vegas Sands Corp.,
3.20%, 8/8/24		200	206
3.50%, 8/18/26		1,550	1,597
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)		1,275	1,286
Lowe's Cos., Inc.,
2.50%, 4/15/26		775	781
3.65%, 4/5/29		550	589
LYB International Finance III LLC,
4.20%, 10/15/49		550	577
Macy's Retail Holdings, Inc.,
2.88%, 2/15/23 (d)		347	346
Marriott Vacations Worldwide Corp.,
1.50%, 9/15/22		600	643
Medtronic, Inc.,
4.63%, 3/15/45		47	59
Microsoft Corp.,
3.13%, 11/3/25		325	344
4.45%, 11/3/45		750	940
Mondelez International Holdings Netherlands BV,
2.25%, 9/19/24 (b)		2,925	2,920
MPLX LP,
5.20%, 12/1/47 (b)		475	508
Newcastle Coal Infrastructure Group Pty Ltd.,
4.40%, 9/29/27 (b)		1,375	1,382
Newmont Goldcorp Corp.,
3.70%, 3/15/23 (d)		293	307
Nuance Communications, Inc.,
1.00%, 12/15/35		425	429
Nvent Finance Sarl,
3.95%, 4/15/23		775	788
Occidental Petroleum Corp.,
3.20%, 8/15/26		1,085	1,099
Oracle Corp.,
2.95%, 5/15/25		1,906	1,986
4.00%, 7/15/46		1,050	1,171
Palo Alto Networks, Inc.,
0.75%, 7/1/23		515	569
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29 (b)		2,000	2,113
Rockies Express Pipeline LLC,
6.88%, 4/15/40 (b)		775	809
Shell International Finance BV,
3.25%, 5/11/25		1,150	1,220
Sherwin-Williams Co. (The),
2.95%, 8/15/29		2,750	2,783
Siemens Financieringsmaatschappij N.V.,
2.35%, 10/15/26 (b)		2,050	2,041
Sika AG,
0.15%, 6/5/25	CHF	540	651
SoftBank Group Corp.,
4.00%, 9/19/29	EUR	510	595
5.00%, 4/15/28		300	372

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Splunk, Inc.,
0.50%, 9/15/23		$495	597
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC,
3.36%, 3/20/23 (b)		1,482	1,497
Standard Industries, Inc.,
2.25%, 11/21/26 (b)	EUR	575	666
Starbucks Corp.,
3.80%, 8/15/25		$1,550	1,672
STMicroelectronics N.V., Series B
0.25%, 7/3/24		600	857
Telefonica Emisiones SA,
4.10%, 3/8/27		1,800	1,950
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		162	157
Total Capital International SA,
2.88%, 2/17/22		500	511
Trimble, Inc.,
4.15%, 6/15/23		1,150	1,213
Twitter, Inc.,
0.25%, 6/15/24 (Convertible)		1,000	969
1.00%, 9/15/21 (Convertible)		1,433	1,397
United Airlines Pass-Through Trust, Series A
4.00%, 10/11/27		507	540
United Technologies Corp.,
4.50%, 6/1/42		475	571
Verint Systems, Inc.,
1.50%, 6/1/21		325	351
Verizon Communications, Inc.,
3.88%, 2/8/29		375	414
4.67%, 3/15/55		771	954
Volkswagen Group of America Finance LLC,
2.40%, 5/22/20 (b)		800	801
4.75%, 11/13/28 (b)		1,025	1,156
Walmart, Inc.,
2.95%, 9/24/49		200	200
3.70%, 6/26/28		250	276
Weibo Corp.,
1.25%, 11/15/22		332	312
Williams Cos., Inc. (The),
4.85%, 3/1/48		1,325	1,453
Zillow Group, Inc.,
2.00%, 12/1/21		1,005	1,127
			114,661
Utilities (2.0%)
Boston Gas Co.,
3.00%, 8/1/29 (b)		1,150	1,179
Calpine Corp.,
4.50%, 2/15/28 (b)		1,450	1,465
DTE Energy Co.,
2.95%, 3/1/30		1,925	1,911
Duke Energy Indiana LLC, Series YYY
3.25%, 10/1/49		450	451
Enel Finance International N.V.,
3.63%, 5/25/27 (b)		350	363
4.25%, 9/14/23 (b)		575	609

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Entergy Louisiana LLC,
3.05%, 6/1/31		525	545
Korea Hydro & Nuclear Power Co., Ltd.,
3.75%, 7/25/23 (b)		1,380	1,449
Mississippi Power Co.,
3.95%, 3/30/28		2,325	2,535
Northern States Power Co.,
2.90%, 3/1/50		825	791
Oglethorpe Power Corp.,
5.05%, 10/1/48		1,325	1,563
Trans-Allegheny Interstate Line Co.,
3.85%, 6/1/25 (b)		775	823
Xcel Energy, Inc.,
2.60%, 12/1/29		1,375	1,366
			15,050
			229,976

Mortgages - Other (9.9%)
Adjustable Rate Mortgage Trust,
4.50%, 6/25/35 (c)		202	207
Alba PLC,
3 Month GBP LIBOR + 0.17%, 0.97%, 12/15/38 (c)	GBP	1,762	2,212
Alternative Loan Trust,
1 Month USD LIBOR + 0.18%, 1.97%, 5/25/47 (c)		$127	122
Banc of America Alternative Loan Trust,
1 Month USD LIBOR + 0.65%, 2.44%, 7/25/46 (c)		181	146
5.86%, 10/25/36		521	274
6.00%, 4/25/36		20	20
Banc of America Funding Trust,
5.25%, 7/25/37		117	116
Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (b)(c)		1,778	1,751
ChaseFlex Trust,
6.00%, 2/25/37		713	474
Classic RMBS Trust,
3.06%, 8/16/49 (b)	CAD	3,372	2,597
E-MAC NL BV,
3 Month EURIBOR + 0.18%, 1.86%, 7/25/36 (c)	EUR	537	576
Eurosail BV,
3 Month EURIBOR + 1.80%, 1.38%, 10/17/40 (c)		700	783
Eurosail PLC, 3 Month GBP LIBOR + 0.95%, 1.73%, 6/13/45 (c)	GBP	1,776	2,334
Farringdon Mortgages No. 2 PLC,
3 Month GBP LIBOR + 1.50%, 2.29%, 7/15/47 (c)		216	285
Federal Home Loan Mortgage Corporation,
3.00%, 7/25/46 – 5/25/47		$4,757	4,793
3.50%, 5/25/45 – 5/25/47		2,195	2,262
3.88%, 5/25/45 (b)(c)		106	106
4.00%, 5/25/45		76	78
1 Month USD LIBOR + 2.35%, 4.14%, 4/25/30 (c)		1,231	1,253
1 Month USD LIBOR + 3.30%, 5.09%, 10/25/27 (c)		400	427
1 Month USD LIBOR + 5.15%, 6.94%, 10/25/29 (c)		300	347
FMC GMSR Issuer Trust,
4.23%, 9/25/24 (b)(c)		1,900	1,887
5.07%, 5/25/24 (b)(c)		1,400	1,435
GCAT Trust,
2.65%, 10/25/68 (b)(c)		1,081	1,082
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.00%, 8/28/39 (c)	EUR	411	436

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 1.95%, 1/19/38 (c)		$468	446
Headlands Residential LLC,
3.97%, 6/25/24 (b)		500	503
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (c)	EUR	580	601
JP Morgan Mortgage Trust,
4.51%, 6/25/37 (c)		$124	115
6.00%, 6/25/37		107	103
Landmark Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.60%, 0.20%, 6/17/38 (c)	EUR	768	813
Lehman Mortgage Trust,
6.50%, 9/25/37		$734	419
LHOME Mortgage Trust,
4.58%, 10/25/23 (b)		1,000	1,012
New Residential Mortgage Loan Trust,
4.00%, 9/25/57 (b)(c)		883	913
Newgate Funding PLC,
3 Month GBP LIBOR + 0.16%, 0.96%, 12/15/50 (c)	GBP	1,400	1,743
NRPL Trust,
4.25%, 7/25/67 (b)		$1,077	1,082
OBX Trust,
3.50%, 10/25/59 (b)(c)		1,121	1,131
Paragon Mortgages No. 13 PLC,
3 Month GBP LIBOR + 0.40%, 1.19%, 1/15/39 (c)	GBP	280	342
Paragon Mortgages No. 15 PLC,
3 Month EURIBOR + 0.54%, 0.15%, 12/15/39 (c)	EUR	800	795
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.93%, 2.67%, 3/12/61 (b)(c)		$2,148	2,148
PRPM LLC,
3.50%, 10/25/24 (b)(c)		1,941	1,942
4.50%, 1/25/24 (b)		1,024	1,029
RALI Trust,
6.00%, 11/25/36		194	179
RMAC PLC,
3 Month GBP LIBOR + 1.30%, 2.08%, 6/12/46 (c)	GBP	700	913
Rochester Financing No. 2 PLC,
3 Month GBP LIBOR + 2.75%, 3.54%, 6/18/45 (c)		750	1,003
Seasoned Credit Risk Transfer Trust,
3.00%, 9/25/55 – 2/25/59		$14,444	14,718
4.00%, 7/25/56 (c)		450	453
4.00%, 8/25/56 (b)(c)		1,000	993
4.00%, 8/25/58 – 2/25/59		2,379	2,510
4.50%, 6/25/57		2,675	2,860
4.75%, 7/25/56 – 6/25/57(b)(c)		1,408	1,444
4.75%, 10/25/58 (c)		1,300	1,335
Structured Asset Securities Corp. Reverse Mortgage Loan Trust,
1 Month USD LIBOR + 1.85%, 3.64%, 5/25/47 (b)(c)		1,436	1,287
TDA 27 FTA,
3 Month EURIBOR + 0.19%, 0.00%, 12/28/50 (c)	EUR	1,600	1,601
Toorak Mortgage Corp. Ltd.,
3.72%, 9/25/22		$2,000	2,008
Verus Securitization Trust,
3.72%, 1/25/47 (b)(c)		467	470
			72,914
Municipal Bonds (0.7%)
Chicago O'Hare International Airport, IL, O'Hare International Airport Revenue Series 2010B
6.40%, 1/1/40		255	367

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

City of New York, NY, Series G-1
5.97%, 3/1/36		270		359
Illinois State Toll Highway Authority, IL, Highway Revenue, Build America Bonds Series A
6.18%, 1/1/34		477		633
Municipal Electric Authority of Georgia, GA,
6.64%, 4/1/57 Series A		218		380
6.66%, 4/1/57, Series 2010A		317		442
New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Transitional Finance Authority Future Tax Secured Revenue Series A
5.27%, 5/1/27		320		376
University of Virginia, VA,
Series C-1, 2.97%, 9/1/49		1,440		1,392

Series C-2, 2.97%, 9/1/49		1,020		986
				4,935

Sovereign (7.4%)
Angolan Government International Bond,
8.00%, 11/26/29 (b)(d)		980		1,048
Australia Government Bond,
2.75%, 11/21/28	AUD	5,125		4,019
Banque Ouest Africaine de Developpement,
4.70%, 10/22/31 (b)		$1,240		1,263
Brazil Notas do Tesouro Nacional Serie F,
10.00%, 1/1/29	BRL	16,700		5,017
Colombian TES, Series B
7.00%, 6/30/32	COP	—	@	—	@
Croatia Government International Bond,
2.75%, 1/27/30	EUR	1,070		1,433
Ecuador Government International Bond,
10.75%, 1/31/29		$1,150		1,125
Egypt Government International Bond,
6.38%, 4/11/31 (b)	EUR	1,525		1,836
8.15%, 11/20/59 (b)		$470		503
Export-Import Bank of India,
3.88%, 2/1/28 (b)		2,661		2,787
Hellenic Republic Government Bond,
3.38%, 2/15/25 (b)	EUR	4,125		5,267
3.45%, 4/2/24 (b)		1,245		1,568
Hungary Government Bond,
3.00%, 8/21/30	HUF	750,350		2,784
Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	12,919,000		879
8.25%, 5/15/29		26,186,000		2,049
Mexican Bonos, Series M
8.50%, 5/31/29	MXN	85,000		5,007
Mexico Government International Bond,
3.60%, 1/30/25		$704		738
Nigeria Government International Bond,
9.25%, 1/21/49 (b)		1,620		1,815
Pertamina Persero PT,
6.50%, 11/7/48 (b)		1,325		1,740
Peruvian Government International Bond,
5.35%, 8/12/40 (b)	PEN	4,480		1,370

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Petroleos Mexicanos,
6.50%, 1/23/29		$525	554
6.84%, 1/23/30 (b)		570	609
7.69%, 1/23/50 (b)		536	587
Qatar Government International Bond,
5.10%, 4/23/48 (b)		1,280	1,647
Senegal Government International Bond,
6.25%, 5/23/33 (b)		705	743
Spain Government Bond,
3.45%, 7/30/66 (b)	EUR	835	1,490
Sweden Government Bond,
0.75%, 11/12/29 (b)	SEK	30,075	3,400
Ukraine Government International Bond,
6.75%, 6/20/26 (b)	EUR	615	776
9.75%, 11/1/28 (b)		$1,950	2,376
			54,430

U.S. Treasury Securities (11.5%)
U.S. Treasury Bonds,
2.50%, 2/15/45		7,100	7,264
3.00%, 11/15/44 – 5/15/45		33,275	37,233
3.13%, 8/15/44		8,325	9,495
U.S. Treasury Inflation Indexed Bond,
1.00%, 2/15/48		5,296	5,865
U.S. Treasury Note,
0.88%, 1/15/29		23,669	25,142
			84,999

Variable Rate Senior Loan Interests (0.8%)
American Airlines, Inc., 2018 Term Loan B
0.00%, 6/27/25		1,000	1,003
BWAY Holding Co., 2017 Term Loan B
0.00%, 4/3/24		1,000	998
Carrols Restaurant Group, Inc., Term Loan B
0.00%, 4/30/26		1,000	988
Core & Main LP, 2017 Term Loan B
0.00%, 8/1/24		1,000	1,003
Playa Resorts Holding BV, 2017 Term Loan B
1 Month LIBOR + 2.75%, 0.00%, 4/29/24		1,000	1,000
Verifone Systems, Inc., 2018 1st Lien Term Loan
0.00%, 8/20/25		1,000	989
			5,981
Total Fixed Income Securities (Cost $700,905)			716,138

Shares
Short-Term Investments (12.2%)
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $3,715)	3,714,760	3,715

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Investment Company (11.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $83,337)	83,337,419	83,337

	Face Amount (000)
U.S. Treasury Security (0.2%)
U.S. Treasury Bill 1.50%, 2/27/20 (f)(g) (Cost $1,669)		$1,673	1,669

Sovereign (0.2%)
Egypt Treasury Bills,
15.78%, 3/10/20	EGP	24,050	1,462
15.80%, 3/10/20		325	20
Total Sovereign (Cost $1,454)			1,482
Total Short-Term Investments (Cost $90,175)			90,203
Total Investments (109.1%) (Cost $791,080) Including $3,647 of Securities Loaned (h)(i)(j)			806,341
Liabilities in Excess of Other Assets (-9.1%)			(67,141)
Net Assets (100.0%)			$739,200

(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2019, were approximately $3,647,000 and $3,715,000, respectively. The fund received cash collateral of approximately $3,715,000, which was subsequently invested in a Morgan Stanley Institutional Liquidity Funds – Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2019, advisory fees paid were reduced by approximately $26,000 relating to the Fund's investment in the Liquidity Funds.
(f)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(g)	Rate shown is the yield to maturity at December 31, 2019.
(h)	Securities are available for collateral in connection with purchase of securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreement.
(i)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2019, the Fund did not engage in any cross-trade transactions.
(j)	At December 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $19,612,000 and the aggregate gross unrealized depreciation is approximately $4,690,000, resulting in net unrealized appreciation of approximately $14,922,000.
@	Value is less than $500.
EURIBOR	Euro Interbank Offered Rate.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
USD	United States Dollar.

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts: The Fund had the following foreign currency forward exchange contracts open at December 31, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA		$8	CAD	11	3/18/20	$— @
Bank of America NA		$190	MXN	3,653	3/18/20	1
Bank of America NA		$1,654	ZAR	24,371	3/18/20	69
Barclays Bank PLC	EUR	29,369		$32,885	3/18/20	(214)
Barclays Bank PLC	GBP	8,099		$10,622	3/18/20	(128)
Barclays Bank PLC		$9,856	EUR	8,837	3/18/20	102
Barclays Bank PLC		$2,001	MXN	38,372	3/18/20	6
Citibank NA	AUD	5,860		$4,048	3/18/20	(72)
Citibank NA	BRL	21,177		$5,113	3/18/20	(135)
Citibank NA	HUF	832,907		$2,828	3/18/20	(6)
Citibank NA	NZD	6,223		$4,104	3/18/20	(90)
HSBC Bank PLC	MXN	20		$1	3/18/20	(— )@
JPMorgan Chase Bank NA	COP	1,630,573		$479	3/18/20	(15)
JPMorgan Chase Bank NA	IDR	17,783,982		$1,255	3/18/20	(17)
Royal Bank of Canada	CAD	4,089		$3,103	3/18/20	(47)
Royal Bank of Canada	MXN	70,410		$3,649	3/18/20	(34)
Royal Bank of Canada	SEK	32,375		$3,460	3/18/20	(9)
Royal Bank of Canada		$3,986	NZD	6,002	3/18/20	59
UBS AG	CHF	615		$628	3/18/20	(10)
						$(540)

Morgan Stanley Institutional Fund Trust

Core Plus Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	799	Mar-20	$159,800	$172,185	$(113)
U.S. Treasury 5 yr. Note	140	Mar-20	14,000	16,605	(15)

Short:
Canadian 10 yr. Bond	39	Mar-20	(3,900)	(4,129)	77
German Euro Bund	55	Mar-20	(5,500)	(10,518)	70
German Euro OAT	32	Mar-20	(3,200)	(5,843)	86
U.S. Treasury 10 yr. Ultra Long Bond	151	Mar-20	(15,100)	(21,246)	113
U.S. Treasury Ultra Bond	3	Mar-20	(300)	(545)	1
					$219

Credit Default Swap Agreement:
The Fund had the following credit default swap agreement open at December 31, 2019:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment (Received) (000)	Unrealized Depreciation (000)
Morgan Stanley & Co. LLC*
CDX.NA.HY.33	NR	Buy	5.00%	Quarterly	12/20/24	$7,227	$(709)	$(691)	$(18)

@	—	Value is less than $500.
†	—	Credit rating as issued by Standard & Poor’s.
*	—	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
NR	—	Not Rated.
OAT	—	Obligations Assimilables du Trésor (Treasury Obligation).
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
COP	—	Colombian Peso
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
MXiN	—	Mexican Peso
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
SEK	—	Swedish Krona
ZAR	—	South African Rand

Portfolio Composition**

Classification	Percentage of Total Investments
Agency Fixed Rate Mortgages	17.0%
Industrials	14.3
Asset-Backed Securities	12.2
Finance	12.1
Short-Term Investments	10.8
U.S. Treasury Securities	10.6
Mortgages - Other	9.1
Other***	7.1
Sovereign	6.8
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2019.
***	Industries and/or investment types representing less than 5% of total investments.
****	Does not include open long/short futures contracts with a value of approximately $231,071,000 and net unrealized appreciation of approximately $219,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $540,000 and does not include open swap agreement with net unrealized depreciation of approximately $18,000.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)

	Face Amount (000)	Value (000)

Fixed Income Securities (95.1%)
Corporate Bonds (95.1%)
Communications (0.2%)
Vodafone Group PLC 5.13%, 6/19/59	$250	$295

Energy (0.9%)
BP Capital Markets America, Inc. 3.12%, 5/4/26	775	811
Midwest Connector Capital Co. LLC 3.63%, 4/1/22 (a)	375	384
		1,195
Finance (34.8%)
Air Lease Corp.,
2.50%, 3/1/21	650	653
3.75%, 6/1/26	600	628
American Express Co. 4.20%, 11/6/25	550	607
American International Group, Inc.,
4.25%, 3/15/29	300	334
4.50%, 7/16/44	275	318
Aon Corp. 2.20%, 11/15/22	300	302
Banco de Credito del Peru 2.70%, 1/11/25 (a)	325	324
Bank of America Corp.,
2.88%, 10/22/30	175	177
3.19%, 7/23/30	225	233
4.24%, 4/24/38	800	924
MTN
4.25%, 10/22/26	475	519
7.75%, 5/14/38	550	868
Bank of Montreal 2.05%, 11/1/22	525	527
BBVA USA,
2.50%, 8/27/24	325	323
3.50%, 6/11/21	975	992
BNP Paribas SA 4.40%, 8/14/28 (a)	850	945
BPCE SA 5.15%, 7/21/24 (a)	1,025	1,126
Brighthouse Financial, Inc.,
Series WI
3.70%, 6/22/27	274	274
4.70%, 6/22/47	95	88
Brookfield Finance, Inc.,
4.00%, 4/1/24	300	322
4.85%, 3/29/29	425	487
Capital One Financial Corp.,
3.30%, 10/30/24	1,625	1,693
3.75%, 3/9/27	125	133
Cigna Corp. 4.38%, 10/15/28	485	538
CIT Bank NA 2.97%, 9/27/25	275	275
Citigroup, Inc.,
2.98%, 11/5/30	1,400	1,424
4.45%, 9/29/27	1,025	1,130

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

CNO Financial Group, Inc. 5.25%, 5/30/29	260	291
Commerzbank AG 8.13%, 9/19/23 (a)	550	638
Credit Agricole SA 4.13%, 1/10/27 (a)(b)	250	270
Credit Suisse Group AG 2.59%, 9/11/25 (a)	675	677
Credit Suisse Group Funding Guernsey Ltd. 3.45%, 4/16/21	650	661
CyrusOne LP/CyrusOne Finance Corp. 2.90%, 11/15/24	375	377
Danske Bank A/S,
3.00%, 9/20/22 (a)	425	429
5.00%, 1/12/22 (a)	200	210
Deutsche Bank AG,
3.15%, 1/22/21	625	628
3.70%, 5/30/24	100	102
Discover Bank 7.00%, 4/15/20	320	324
Discover Financial Services 3.95%, 11/6/24	625	664
ERP Operating LP 4.63%, 12/15/21	600	627
Federal Realty Investment Trust 3.63%, 8/1/46	225	229
GE Capital International Funding Co., Unlimited Co. 4.42%, 11/15/35	936	1,003
GLP Capital LP/GLP Financing II, Inc. 4.00%, 1/15/30	350	358
Goldman Sachs Group, Inc. (The),
MTN
4.80%, 7/8/44	575	697
6.75%, 10/1/37	950	1,321
Great-West Lifeco Finance LP 4.58%, 5/17/48 (a)	225	261
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/77 (a)	275	336
Hartford Financial Services Group, Inc. (The) 2.80%, 8/19/29 (b)	650	659
High Street Funding Trust I 4.11%, 2/15/28 (a)	850	917
HSBC Holdings PLC,
3.80%, 3/11/25	675	709
4.38%, 11/23/26	1,375	1,488
Humana, Inc.,
3.95%, 3/15/27	475	512
4.80%, 3/15/47	100	117
ING Groep N.V. 4.63%, 1/6/26 (a)	350	390
JPMorgan Chase & Co.,
3.70%, 5/6/30	1,975	2,130
4.01%, 4/23/29	200	220
JPMorgan Chase Bank NA 0.00%, 8/7/22	200	215
Kilroy Realty LP 3.05%, 2/15/30	400	395
Kimco Realty Corp. 3.70%, 10/1/49	275	268
LeasePlan Corp. 2.88%, 10/24/24 (a)	675	676

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Lloyds Banking Group PLC 3.57%, 11/7/28	425	444
Macquarie Bank Ltd. 2.10%, 10/17/22 (a)	450	452
Marsh & McLennan Cos., Inc. 3.88%, 3/15/24	500	534
MassMutual Global Funding II 3.40%, 3/8/26 (a)	300	316
MDC GMTN BV 4.50%, 11/7/28 (a)	200	228
MetLife, Inc. 5.88%, 2/6/41	350	477
National Bank of Canada 2.15%, 10/7/22 (a)	650	650
Nationwide Building Society,
4.30%, 3/8/29 (a)	475	519
4.36%, 8/1/24 (a)	500	531
Pine Street Trust I 4.57%, 2/15/29 (a)	375	404
PNC Financial Services Group, Inc. (The) 2.20%, 11/1/24	675	678
Principal Financial Group, Inc. 3.70%, 5/15/29	300	327
Royal Bank of Scotland Group PLC 3.88%, 9/12/23	1,075	1,127
Santander UK Group Holdings PLC 4.80%, 11/15/24	575	621
Santander UK PLC 5.00%, 11/7/23 (a)	1,050	1,131
Service Properties Trust 4.35%, 10/1/24	575	591
Shinhan Bank Co., Ltd. 4.00%, 4/23/29 (a)	325	342
Sumitomo Mitsui Financial Group, Inc. 2.06%, 7/14/21	950	952
Synchrony Financial 4.25%, 8/15/24	175	187
Syngenta Finance N.V. 4.89%, 4/24/25 (a)	300	321
TD Ameritrade Holding Corp. 3.30%, 4/1/27	325	341
Trust F/1401 5.25%, 12/15/24 (a)	575	624
Wells Fargo & Co.,
2.88%, 10/30/30	575	580
3.07%, 1/24/23	600	613
		47,953
Industrials (50.6%)
AbbVie, Inc.,
3.20%, 11/21/29 (a)	425	433
4.45%, 5/14/46	575	617
Akamai Technologies, Inc. 0.13%, 5/1/25	303	336
Altria Group, Inc. 5.80%, 2/14/39	200	236
Amazon.com, Inc.,
2.80%, 8/22/24	375	388
4.25%, 8/22/57	425	519
American Airlines Pass-Through Trust,
Series AA
3.15%, 8/15/33	700	721

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

3.20%, 12/15/29	214	220
4.00%, 1/15/27	364	382
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/46	1,125	1,336
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 1/23/29	575	667
Anthem, Inc. 2.38%, 1/15/25	275	275
Apple, Inc. 2.95%, 9/11/49	1,075	1,045
APT Pipelines Ltd. 4.20%, 3/23/25 (a)	300	319
AT&T, Inc.,
4.25%, 3/1/27	600	660
4.50%, 3/9/48	875	968
4.90%, 8/15/37	575	663
Aviation Capital Group LLC 4.38%, 1/30/24 (a)	475	501
BAT Capital Corp.,
3.56%, 8/15/27	925	945
4.39%, 8/15/37	350	355
Bayer US Finance II LLC 4.38%, 12/15/28 (a)	350	382
Boeing Co. (The),
3.25%, 2/1/35	150	154
3.95%, 8/1/59	375	402
Booking Holdings, Inc. 0.90%, 9/15/21	225	260
Braskem Netherlands Finance BV 4.50%, 1/31/30 (a)	340	339
Bristol-Myers Squibb Co. 3.40%, 7/26/29 (a)	850	910
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	75	87
4.55%, 9/1/44	610	728
Cameron LNG LLC,
2.90%, 7/15/31 (a)	275	276
3.30%, 1/15/35 (a)	350	354
Canadian Natural Resources Ltd. 2.95%, 1/15/23	650	664
Caterpillar Financial Services Corp. 3.65%, 12/7/23	575	611
Caterpillar, Inc. 3.25%, 9/19/49	225	227
Celulosa Arauco y Constitucion SA 4.20%, 1/29/30 (a)	200	201
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.20%, 3/15/28	300	320
4.80%, 3/1/50	200	211
5.75%, 4/1/48	450	526
Chevron Corp. 2.10%, 5/16/21	1,175	1,183
Cigna Corp.,
3.88%, 10/15/47 (a)	125	128
4.80%, 7/15/46 (a)	125	146
Cimarex Energy Co.,
3.90%, 5/15/27	475	493
4.38%, 3/15/29 (b)	250	265
Comcast Corp.,
2.65%, 2/1/30	600	603

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

4.05%, 11/1/52		1,025	1,150
Conagra Brands, Inc. 5.40%, 11/1/48		125	153
Concho Resources, Inc.,
3.75%, 10/1/27		275	290
4.85%, 8/15/48		250	292
CVS Health Corp.,
4.30%, 3/25/28		550	601
4.78%, 3/25/38		400	455
5.05%, 3/25/48		550	653
Daimler Finance North America LLC 2.70%, 6/14/24 (a)		325	328
Dell International LLC/EMC Corp. 4.90%, 10/1/26 (a)		750	827
Delta Air Lines, Inc.,
Series AA
3.20%, 10/25/25		450	469
3.63%, 3/15/22		475	487
Diageo Capital PLC 2.13%, 10/24/24		1,050	1,051
Diamond Sports Group LLC/Diamond Sports Finance Co. 6.63%, 8/15/27 (a)(b)		200	195
Diamondback Energy, Inc. 3.25%, 12/1/26		700	710
DP World PLC 5.63%, 9/25/48 (a)		300	348
DuPont de Nemours, Inc. 5.42%, 11/15/48		300	371
Embraer Netherlands Finance BV 5.40%, 2/1/27		330	372
Enbridge, Inc. 4.00%, 11/15/49		375	396
Energy Transfer Operating LP 6.50%, 2/1/42		350	417
Enterprise Products Operating LLC,
3.13%, 7/31/29		350	361
4.20%, 1/31/50		225	243
4.80%, 2/1/49 (b)		250	294
Exxon Mobil Corp. 3.10%, 8/16/49		200	200
Ferguson Finance PLC 4.50%, 10/24/28 (a)		425	466
Fiserv, Inc. 4.20%, 10/1/28		275	305
Ford Motor Credit Co., LLC 4.39%, 1/8/26		725	737
Fortune Brands Home & Security, Inc. 4.00%, 9/21/23		475	502
Fox Corp. 5.58%, 1/25/49 (a)		425	542
General Motors Co.,
6.60%, 4/1/36		325	384
6.75%, 4/1/46		150	176
General Motors Financial Co., Inc.,
3.85%, 1/5/28		75	77
4.35%, 1/17/27		175	184
Glencore Funding LLC,
4.13%, 3/12/24 (a)		325	341
4.88%, 3/12/29 (a)(b)		250	272
Grifols SA 2.25%, 11/15/27 (a)	EUR	200	233

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Grupo Bimbo SAB de CV 3.88%, 6/27/24 (a)	$400	418
Halliburton Co. 5.00%, 11/15/45	250	286
HCA, Inc. 5.25%, 6/15/49	225	252
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25%, 11/1/28 (a)	145	138
Home Depot, Inc. (The),
2.95%, 6/15/29	300	313
4.50%, 12/6/48	125	155
4.88%, 2/15/44	75	96
Hyundai Capital America 2.85%, 11/1/22 (a)	275	278
Imperial Brands Finance PLC 3.13%, 7/26/24 (a)	800	809
Intel Corp. 3.30%, 10/1/21	1,125	1,156
International Business Machines Corp.,
3.30%, 5/15/26	1,275	1,347
4.15%, 5/15/39	350	396
JetBlue Pass Through Trust, Series AA 2.75%, 11/15/33	500	507
John Deere Capital Corp. 3.45%, 3/7/29	550	599
Kinder Morgan, Inc. 5.20%, 3/1/48	175	204
Las Vegas Sands Corp.,
2.90%, 6/25/25	1,275	1,290
3.20%, 8/8/24	75	77
3.50%, 8/18/26	200	206
Level 3 Financing, Inc. 3.40%, 3/1/27 (a)	625	631
Lowe's Cos., Inc.,
2.50%, 4/15/26	575	579
3.65%, 4/5/29	265	284
LYB International Finance III LLC 4.20%, 10/15/49	125	131
Macy's Retail Holdings, Inc. 2.88%, 2/15/23 (b)	139	139
Marathon Petroleum Corp. 4.75%, 12/15/23	1,125	1,223
Marriott International, Inc. 2.13%, 10/3/22	410	411
Mars, Inc. 3.20%, 4/1/30 (a)	300	318
Medtronic, Inc. 4.63%, 3/15/45	18	23
Microsoft Corp.,
3.30%, 2/6/27	1,125	1,203
4.45%, 11/3/45	450	564
Mondelez International Holdings Netherlands BV 2.25%, 9/19/24 (a)	500	499
MPLX LP 5.20%, 12/1/47 (a)	100	107
Newcastle Coal Infrastructure Group Pty Ltd. 4.40%, 9/29/27 (a)	1,125	1,131
Newmont Goldcorp Corp. 5.45%, 6/9/44	225	281

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Noble Energy, Inc. 4.95%, 8/15/47		150	167
NOVA Chemicals Corp. 4.88%, 6/1/24 (a)		300	310
Nuance Communications, Inc. 1.00%, 12/15/35		251	253
Nvent Finance Sarl 3.95%, 4/15/23		1,075	1,093
Occidental Petroleum Corp.,
3.50%, 8/15/29		550	562
6.20%, 3/15/40		175	211
Oracle Corp. 3.80%, 11/15/37		825	903
Patterson-UTI Energy, Inc. 3.95%, 2/1/28		450	439
POSCO 4.00%, 8/1/23 (a)		225	236
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63%, 4/16/29 (a)		500	528
Rockies Express Pipeline LLC 6.88%, 4/15/40 (a)		525	548
Santos Finance Ltd. 4.13%, 9/14/27		950	974
Saudi Arabian Oil Co. 3.50%, 4/16/29 (a)		500	519
Shell International Finance BV 3.13%, 11/7/49 (b)		300	297
Sherwin-Williams Co. (The) 2.95%, 8/15/29		675	683
Sigma Finance Netherlands BV 4.88%, 3/27/28 (a)		200	216
Smithfield Foods, Inc. 5.20%, 4/1/29 (a)		775	860
SoftBank Group Corp.,
4.00%, 9/19/29	EUR	100	117
5.00%, 4/15/28		100	124
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC 4.74%, 9/20/29 (a)		$400	425
Standard Industries, Inc. 2.25%, 11/21/26 (a)	EUR	100	116
Starbucks Corp. 4.45%, 8/15/49		$350	407
STMicroelectronics N.V., Series B 0.25%, 7/3/24		200	286
Target Corp. 3.38%, 4/15/29		375	408
Tencent Holdings Ltd. 3.60%, 1/19/28 (a)		675	707
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 7/21/21		65	63
Transportadora de Gas Internacional SA ESP 5.55%, 11/1/28 (a)		200	229
Twitter, Inc. 1.00%, 9/15/21		280	273
United Airlines Pass-Through Trust, Class A 4.30%, 2/15/27		527	566
United Technologies Corp. 4.50%, 6/1/42		450	540

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Verint Systems, Inc. 1.50%, 6/1/21	225	243
Verizon Communications, Inc.,
3.88%, 2/8/29	650	718
5.01%, 4/15/49	775	995
Volkswagen Group of America Finance LLC 4.75%, 11/13/28 (a)	375	423
Walmart, Inc. 3.70%, 6/26/28	625	689
Walt Disney Co. (The),
4.95%, 10/15/45	125	164
6.40%, 12/15/35	283	403
Williams Cos., Inc. (The),
4.85%, 3/1/48	350	384
5.10%, 9/15/45	225	251
Zillow Group, Inc. 2.00%, 12/1/21	325	364
		69,683
Utilities (8.6%)
Abu Dhabi National Energy Co., PJSC 4.38%, 6/22/26 (a)	625	680
Alabama Power Co. 3.75%, 3/1/45	625	664
Appalachian Power Co. 7.00%, 4/1/38	325	462
Avangrid, Inc. 3.80%, 6/1/29	875	929
Boston Gas Co.,
3.00%, 8/1/29 (a)	525	538
4.49%, 2/15/42 (a)	125	143
Cleveland Electric Illuminating Co. (The) 4.55%, 11/15/30 (a)	250	281
Consolidated Edison, Inc. 2.00%, 5/15/21	650	651
Consorcio Transmantaro SA 4.70%, 4/16/34 (a)	200	220
DTE Electric Co. 3.95%, 3/1/49	450	516
Duke Energy Indiana LLC, Series YYY 3.25%, 10/1/49	250	251
Duke Energy Progress LLC 3.45%, 3/15/29	550	590
Enel Finance International N.V. 6.00%, 10/7/39 (a)	200	252
Entergy Arkansas LLC 3.50%, 4/1/26	458	484
Entergy Louisiana LLC 3.05%, 6/1/31	75	78
Interstate Power & Light Co. 3.50%, 9/30/49	175	172
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/28 (a)	275	301
Mississippi Power Co. 3.95%, 3/30/28	575	627
Nevada Power Co., Series N 6.65%, 4/1/36	150	208
NextEra Energy Capital Holdings, Inc. 2.75%, 11/1/29	450	453

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

NiSource, Inc. 2.95%, 9/1/29	400	400
Northern States Power Co. 2.90%, 3/1/50	275	264
NSTAR Electric Co. 3.25%, 5/15/29	275	291
Oglethorpe Power Corp. 5.05%, 10/1/48	325	383
Public Service Co. of Colorado, Series 34 3.20%, 3/1/50	275	275
Southern California Edison Co. 4.00%, 4/1/47	250	264
TransAlta Corp. 4.50%, 11/15/22	361	375
Virginia Electric & Power Co. 3.30%, 12/1/49	775	786
Xcel Energy, Inc. 2.60%, 12/1/29	275	273
		11,811
Total Fixed Income Securities (Cost $123,854)		130,937
	Shares

Short-Term Investments (5.0%)
Securities held as Collateral on Loaned Securities (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $1,343)	1,343,338	1,343

Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $3,581)	3,581,129	3,581

	Face Amount (000)

U.S. Treasury Security (1.4%)
U.S. Treasury Bill 1.50%, 2/27/20 (d)(e) (Cost $1,861)	$1,865	1,861

Total Short-Term Investments (Cost $6,785)		6,785

Total Investments (100.1%) (Cost $130,639) Including $2,251 of Securities Loaned (f)(g)(h)		137,722

Liabilities in Excess of Other Assets (-0.1%)		(73)
Net Assets (100.0%)		$137,649

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at December 31, 2019, were approximately $2,251,000 and $2,304,000, respectively. The received cash collateral of approximately $1,343,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds — Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $961,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2019, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(d)	Rate shown is the yield to maturity at December 31, 2019.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(f)	Securities are available for collateral in connection with purchase of open futures contracts and swap agreements.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2019, the Fund did not engage in any cross-trade transactions.
(h)	At December 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,273,000 and the aggregate gross unrealized depreciation is approximately $634,000, resulting in net unrealized appreciation of approximately $6,639,000.

MTN	Medium Term Note.
PJSC	Public Joint Stock Company.

Morgan Stanley Institutional Fund Trust

Corporate Bond Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note	61	Mar-20		$12,200	$13,145	$(11)
U.S. Treasury 30 yr. Bond	45	Mar-20		4,500	7,016	(136)
U.S. Treasury 5 yr. Note	26	Mar-20		2,600	3,084	3
U.S. Treasury Ultra Long Bond	11	Mar-20		1,100	1,998	(43)

Short:
German Euro BOBL	1	Mar-20	EUR	(100)	(150)	— @
German Euro Bund	2	Mar-20		(200)	(382)	3
U.S. Treasury 10 yr. Note	34	Mar-20		$(3,400)	(4,366)	30
U.S. Treasury 10 yr. Ultra Long Bond	34	Mar-20		(3,400)	(4,784)	51
						$(103)

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at December 31, 2019:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment (Received) (000)	Unrealized Depreciation (000)
Morgan Stanley & Co. LLC* CDX.NA.HY.33	NR	Buy	5.00%	Quarterly	12/20/24	$1,361	$(116)	$(113)	$(3)

Interest Rate Swap Agreement:

The Fund had the following interest rate swap agreement open at December 31, 2019:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Morgan Stanley & Co. LLC*	3 Month USD LIBOR	Receive	2.39%	Semi-Annual/Quarterly	3/27/29	$6,710	$(338)	$—	$(338)

@	Value is less than $500.
†	Credit rating as issued by Standard & Poor's.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR	London Interbank Offered Rate.
NR	Not rated.
EUR	Euro
USD	United States Dollar

Portfolio Composition**
Classification	Percentage of Total Investments
Industrials	51.1%
Finance	35.2
Utilities	8.6
Other***	5.1
Total Investments	100.0	%****

**	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of December 31, 2019.
***	Industries and/or investment types representing less than 5% of total investments.
****	Does not include open long/short futures contracts with a value of approximately $34,925,000 and net unrealized depreciation of approximately $103,000. Does not include open swap agreements with total unrealized depreciation of approximately $341,000.

Morgan Stanley Institutional Fund Trust
High Yield Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2019 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (98.1%)
Corporate Bonds (92.8%)
Basic Materials (4.2%)
Chemours Co. (The)
6.63%, 5/15/23	$500	$503
Eldorado Gold Corp.
9.50%, 6/1/24 (a)	1,300	1,404
First Quantum Minerals Ltd.
7.50%, 4/1/25 (a)	800	820
Hudbay Minerals, Inc.
7.25%, 1/15/23 (a)	750	780
IAMGOLD Corp.
7.00%, 4/15/25 (a)	750	784
International Wire Group, Inc.
10.75%, 8/1/21 (a)	850	857
Kaiser Aluminum Corp.
4.63%, 3/1/28 (a)	550	565
Mercer International, Inc.
5.50%, 1/15/26	791	807
PQ Corp.
5.75%, 12/15/25 (a)	575	603
Schweitzer-Mauduit International, Inc.
6.88%, 10/1/26 (a)	1,000	1,080
Valvoline, Inc.
5.50%, 7/15/24	550	572
		8,775

Communications (12.5%)
Altice Finco SA
7.63%, 2/15/25 (a)	325	337
Altice France SA
7.38%, 5/1/26 (a)	1,000	1,075
Altice Luxembourg SA
7.63%, 2/15/25 (a)	850	885
Block Communications, Inc.
6.88%, 2/15/25 (a)	1,031	1,072
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 2/1/28 (a)	1,050	1,104
Clear Channel Worldwide Holdings, Inc.,
5.13%, 8/15/27 (a)	250	261
9.25%, 2/15/24 (a)	851	944
CommScope, Inc. 3.25% - 1 Month LIBOR,
0.00%, 4/6/26	349	352
CSC Holdings LLC,
5.75%, 1/15/30 (a)	1,235	1,320
6.50%, 2/1/29 (a)	300	335
Diamond Sports Group LLC/Diamond Sports Finance Co.
6.63%, 8/15/27 (a)	1,250	1,218
Digicel Group Ltd.
8.25%, 9/30/20 (a)	900	633
DISH DBS Corp.
7.75%, 7/1/26	500	531
Entercom Media Corp.
6.50%, 5/1/27 (a)	900	966
EW Scripps Co. (The)
5.13%, 5/15/25 (a)	1,000	1,025

Morgan Stanley Institutional Fund Trust
High Yield Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2019 (unaudited)(cont’d)

Gray Television, Inc.
5.88%, 7/15/26 (a)	900	959
iHeartCommunications, Inc.
5.25%, 8/15/27 (a)	1,200	1,258
Intelsat Connect Finance SA
9.50%, 2/15/23 (a)	750	527
Intelsat Jackson Holdings SA
8.50%, 10/15/24 (a)	500	456
LCPR Senior Secured Financing DAC
6.75%, 10/15/27 (a)	1,250	1,327
MDC Partners, Inc.
6.50%, 5/1/24 (a)	1,039	943
Midcontinent Communications/Midcontinent Finance Corp.
5.38%, 8/15/27 (a)	1,500	1,592
Nexstar Broadcasting, Inc.
5.63%, 7/15/27 (a)	950	1,003
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 3/15/30 (a)	750	764
Sable International Finance Ltd.
5.75%, 9/7/27 (a)	750	797
Sirius XM Radio, Inc.
5.00%, 8/1/27 (a)	1,125	1,189
Sprint Corp.
7.88%, 9/15/23	750	829
TEGNA, Inc.
5.00%, 9/15/29 (a)	300	306
Virgin Media Secured Finance PLC,
5.50%, 8/15/26 – 5/15/29 (a)	1,475	1,557
Ziggo BV
4.88%, 1/15/30 (a)	550	569
		26,134

Consumer, Cyclical (18.8%)
AAG FH LP/AAG FH Finco, Inc.
9.75%, 7/15/24 (a)	550	509
Air Canada
7.75%, 4/15/21 (a)	250	267
American Builders & Contractors Supply Co., Inc.
5.88%, 5/15/26 (a)	750	798
Aramark Services, Inc.
4.75%, 6/1/26	350	365
Aston Martin Capital Holdings Ltd.
6.50%, 4/15/22 (a)	650	620
Beacon Roofing Supply, Inc.
4.50%, 11/15/26 (a)	500	516
Beazer Homes USA, Inc.
5.88%, 10/15/27	550	557
Boyd Gaming Corp.,
4.75%, 12/1/27 (a)	550	572
6.00%, 8/15/26	750	806
Boyne USA, Inc.
7.25%, 5/1/25 (a)	1,130	1,232
CCM Merger, Inc.
6.00%, 3/15/22 (a)	750	767
Cedar Fair LP
5.25%, 7/15/29 (a)	750	810
Century Communities, Inc.,
5.88%, 7/15/25	775	810
6.75%, 6/1/27 (a)	475	510

Morgan Stanley Institutional Fund Trust
High Yield Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2019 (unaudited)(cont’d)

Core & Main Holdings LP 8.63% Cash,
9.38% PIK, 9/15/24 (a)(b)	350	365
Dana, Inc.
5.38%, 11/15/27	725	749
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50%, 2/15/23 (a)	1,268	1,335
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
7.50%, 5/1/25 (a)	425	337
Eldorado Resorts, Inc.,
6.00%, 4/1/25 – 9/15/26	750	802
FelCor Lodging LP
6.00%, 6/1/25	500	524
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 1/15/22	700	597
Golden Nugget, Inc.
8.75%, 10/1/25 (a)	1,000	1,072
Hanesbrands, Inc.
4.88%, 5/15/26 (a)	250	265
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.
10.25%, 11/15/22 (a)	950	1,005
JB Poindexter & Co., Inc.
7.13%, 4/15/26 (a)	950	1,005
LGI Homes, Inc.
6.88%, 7/15/26 (a)	500	525
Lithia Motors, Inc.
4.63%, 12/15/27 (a)	850	876
Live Nation Entertainment, Inc.
4.75%, 10/15/27 (a)	225	233
Mattamy Group Corp.
5.25%, 12/15/27 (a)	750	782
Mclaren Finance PLC
5.75%, 8/1/22 (a)	750	742
Meritor, Inc.
6.25%, 2/15/24	500	514
MGM Resorts International
5.50%, 4/15/27	500	556
Nathan's Famous, Inc.
6.63%, 11/1/25 (a)	1,250	1,281
National CineMedia LLC
5.75%, 8/15/26	750	735
Navistar International Corp.
6.63%, 11/1/25 (a)	850	868
New Home Co., Inc. (The)
7.25%, 4/1/22	700	681
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
8.50%, 5/15/27 (a)	715	761
Party City Holdings, Inc.
6.13%, 8/15/23 (a)	750	658
Performance Food Group, Inc.
5.50%, 10/15/27 (a)	710	761
Rite Aid Corp.
6.13%, 4/1/23 (a)	750	692
Sally Holdings LLC/Sally Capital, Inc.
5.63%, 12/1/25	400	420
Scientific Games International, Inc.,
7.00%, 5/15/28 (a)	225	242
8.25%, 3/15/26 (a)	1,000	1,104
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/1/27 (a)	750	762

Morgan Stanley Institutional Fund Trust
High Yield Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2019 (unaudited)(cont’d)

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 5/15/25 (a)	1,310	1,314
Taylor Morrison Communities, Inc.
5.88%, 6/15/27 (a)	700	772
Tempur Sealy International, Inc.
5.50%, 6/15/26	575	607
Titan International, Inc.
6.50%, 11/30/23	900	772
Truck Hero, Inc.
8.50%, 4/21/24 (a)	1,250	1,291
William Carter Co. (The)
5.63%, 3/15/27 (a)	750	808
William Lyon Homes, Inc.,
6.00%, 9/1/23	950	993
6.63%, 7/15/27 (a)	300	326
Williams Scotsman International, Inc.
7.88%, 12/15/22 (a)	810	847
Wolverine World Wide, Inc.
5.00%, 9/1/26 (a)	750	763
Wyndham Destinations, Inc.
4.63%, 3/1/30 (a)	500	502
		39,383

Consumer, Non-Cyclical (15.6%)
Acadia Healthcare Co., Inc.,
5.13%, 7/1/22	500	505
5.63%, 2/15/23	350	356
Ahern Rentals, Inc.
7.38%, 5/15/23 (a)	925	736
Albertsons Cos., Inc./Safeway, Inc./New Albertson's, Inc./Albertson's LLC,
5.75%, 3/15/25	350	363
5.88%, 2/15/28 (a)	1,150	1,224
Bausch Health Cos, Inc.,
5.25%, 1/30/30 (a)	150	156
6.13%, 4/15/25 (a)	900	932
9.00%, 12/15/25 (a)	550	627
Beverages & More, Inc.
11.50%, 6/15/22 (a)	900	621
Catalent Pharma Solutions, Inc.
5.00%, 7/15/27 (a)	500	525
Central Garden & Pet Co.
5.13%, 2/1/28	825	856
Chobani LLC/Chobani Finance Corp., Inc.
7.50%, 4/15/25 (a)	950	957
Clearwater Seafoods, Inc.
6.88%, 5/1/25 (a)	625	657
Eagle Holding Co., II LLC,
7.63% Cash, 8.38% PIK, 7.63%, 5/15/22 (a)(b)	750	764
7.75% Cash, 8.50% PIK, 7.75%, 5/15/22 (a)(b)	800	814
Emeco Pty Ltd., Series B
9.25%, 3/31/22	937	990
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)	778	564
FAGE International SA/FAGE USA Dairy Industry, Inc.
5.63%, 8/15/26 (a)	900	831
First Quality Finance Co., Inc.
5.00%, 7/1/25 (a)	780	814

Morgan Stanley Institutional Fund Trust
High Yield Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2019 (unaudited)(cont’d)

Flexi-Van Leasing, Inc.
10.00%, 2/15/23 (a)	1,015	967
Great Lakes Dredge & Dock Corp.
8.00%, 5/15/22	1,050	1,113
GW B-CR Security Corp.
9.50%, 11/1/27 (a)	900	962
Hadrian Merger Sub, Inc.
8.50%, 5/1/26 (a)	350	359
Harsco Corp.
5.75%, 7/31/27 (a)	800	855
Hertz Corp. (The)
7.13%, 8/1/26 (a)	750	814
Lamb Weston Holdings, Inc.
4.88%, 11/1/26 (a)	500	531
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)	850	304
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc.
8.50%, 6/1/26 (a)	1,000	938
Michael Baker International LLC
8.75%, 3/1/23 (a)	800	828
MPH Acquisition Holdings LLC
7.13%, 6/1/24 (a)	750	727
NVA Holdings, Inc.
6.88%, 4/1/26 (a)	825	894
Pinnacle Operating Corp.
9.00%, 11/15/20 (a)	740	740
Polaris Intermediate Corp.
8.50% Cash, 9.25% PIK, 12/1/22 (a)(b)	900	840
Post Holdings, Inc.
5.50%, 12/15/29 (a)	250	267
Select Medical Corp.
6.25%, 8/15/26 (a)	950	1,030
Service Corp. International
5.13%, 6/1/29	500	532
Simmons Foods, Inc.
5.75%, 11/1/24 (a)	1,100	1,108
Sotheby's
7.38%, 10/15/27 (a)	450	456
Spectrum Brands, Inc.
5.00%, 10/1/29 (a)	625	647
Surgery Center Holdings, Inc.,
6.75%, 7/1/25 (a)	750	752
10.00%, 4/15/27 (a)	700	770
Teleflex, Inc.
4.88%, 6/1/26	350	367
Tenet Healthcare Corp.
7.00%, 8/1/25	500	529
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/26	790	660
TMS International Holding Corp.
7.25%, 8/15/25 (a)	1,000	907
United Rentals North America, Inc.
4.88%, 1/15/28	500	522
		32,711

Diversified (0.8%)
PetSmart, Inc.
7.13%, 3/15/23 (a)	1,100	1,081

Morgan Stanley Institutional Fund Trust
High Yield Portfolio
Portfolio of Investments
First Quarter Report
December 31, 2019 (unaudited)(cont’d)

Trident TPI Holdings, Inc.
6.63%, 11/1/25 (a)	750	677
		1,758

Energy (11.1%)
American Midstream Partners LP/American Midstream Finance Corp.
9.50%, 12/15/21 (a)	1,000	943
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 4/1/27 (a)	550	583
Baytex Energy Corp.
5.63%, 6/1/24 (a)	1,200	1,096
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 7/15/26 (a)	850	772
Calfrac Holdings LP
8.50%, 6/15/26 (a)	750	309
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 5/1/27 (a)	766	778
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/25 (a)	750	767
Denbury Resources, Inc.,
5.50%, 5/1/22	1,500	980
7.75%, 2/15/24 (a)	475	422
Endeavor Energy Resources LP/EER Finance, Inc.
5.75%, 1/30/28 (a)	750	790
Energy Ventures Gom LLC/EnVen Finance Corp.
11.00%, 2/15/23 (a)	1,200	1,177
Global Partners LP/GLP Finance Corp.
7.00%, 8/1/27 (a)	1,250	1,332
Hilcorp Energy I LP/Hilcorp Finance Co.,
5.00%, 12/1/24 (a)	500	485
5.75%, 10/1/25 (a)	250	244
Jagged Peak Energy LLC
5.88%, 5/1/26	750	776
Lonestar Resources America, Inc.
11.25%, 1/1/23 (a)	1,115	767
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.00%, 8/1/26 (a)	950	976
Martin Midstream Partners LP/Martin Midstream Finance Corp.
7.25%, 2/15/21	1,150	1,050
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/26 (a)	1,100	839
Murphy Oil Corp.,
5.75%, 8/15/25	800	838
5.88%, 12/1/27	200	210
Murphy Oil USA, Inc.
5.63%, 5/1/27	500	538
Oceaneering International, Inc.
6.00%, 2/1/28	1,025	1,007
Parkland Fuel Corp.,
5.88%, 7/15/27 (a)	250	269
6.00%, 4/1/26 (a)	750	794
Parsley Energy LLC/Parsley Finance Corp.
5.38%, 1/15/25 (a)	500	516
Seven Generations Energy Ltd.
5.38%, 9/30/25 (a)	525	529
Sunoco LP/Sunoco Finance Corp., Series
WI 5.88%, 3/15/28	500	532
TransMontaigne Partners LP/TLP Finance Corp.
6.13%, 2/15/26	465	457

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Vermilion Energy, Inc.
5.63%, 3/15/25 (a)	950	899
Viper Energy Partners LP
5.38%, 11/1/27 (a)	705	735
WPX Energy, Inc.
5.25%, 10/15/27	700	740
		23,150

Finance (9.2%)
AHP Health Partners, Inc.
9.75%, 7/15/26 (a)	1,150	1,267
CIT Group, Inc.
6.13%, 3/9/28	350	414
Compass Group Diversified Holdings LLC
8.00%, 5/1/26 (a)	540	586
CTR Partnership LP/CareTrust Capital Corp.
5.25%, 6/1/25	858	895
Exela Intermediate LLC/Exela Finance, Inc.
10.00%, 7/15/23 (a)	1,300	523
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 5/1/25 (a)	850	907
Fly Leasing Ltd.
5.25%, 10/15/24	675	706
Freedom Mortgage Corp.
8.25%, 4/15/25 (a)	750	737
GTCR AP Finance, Inc.
8.00%, 5/15/27 (a)	950	991
HUB International Ltd.
7.00%, 5/1/26 (a)	850	901
Hunt Cos., Inc.
6.25%, 2/15/26 (a)	850	841
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
5.25%, 5/15/27 (a)	500	513
6.25%, 5/15/26	750	800
iStar, Inc.
4.25%, 8/1/25	850	861
Jefferies Finance LLC/JFIN Co-Issuer Corp.
7.25%, 8/15/24 (a)	1,075	1,110
Kennedy-Wilson, Inc.
5.88%, 4/1/24	800	822
Lions Gate Capital Holdings LLC,
5.88%, 11/1/24 (a)	400	403
6.38%, 2/1/24 (a)	450	471
MGIC Investment Corp.
5.75%, 8/15/23	400	443
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.75%, 2/1/27 (a)	575	642
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 8/1/29	500	516
NFP Corp.
8.00%, 7/15/25 (a)	725	742
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.
6.38%, 12/15/22 (a)	1,000	1,032
Provident Funding Associates LP/PFG Finance Corp.
6.38%, 6/15/25 (a)	762	749
Radian Group, Inc.
4.88%, 3/15/27	350	369
SBA Communications Corp.
4.88%, 9/1/24	250	260

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Starwood Property Trust, Inc.
4.75%, 3/15/25	700	741
		19,242

Industrials (16.1%)
American Woodmark Corp.
4.88%, 3/15/26 (a)	250	257
Apex Tool Group LLC/BC Mountain Finance, Inc.
9.00%, 2/15/23 (a)	900	810
Berry Global, Inc.
5.63%, 7/15/27 (a)	400	430
Bombardier, Inc.
6.13%, 1/15/23 (a)	850	873
Brand Industrial Services, Inc.
8.50%, 7/15/25 (a)	750	771
Builders FirstSource, Inc.
5.63%, 9/1/24 (a)	609	635
Cleaver-Brooks, Inc.
7.88%, 3/1/23 (a)	900	900
Core & Main LP
6.13%, 8/15/25 (a)	850	888
Cornerstone Building Brands, Inc.
8.00%, 4/15/26 (a)	900	941
CPG Merger Sub LLC
8.00%, 10/1/21 (a)	1,229	1,236
Energizer Holdings, Inc.
6.38%, 7/15/26 (a)	250	267
EnerSys
4.38%, 12/15/27 (a)	400	396
EnPro Industries, Inc.
5.75%, 10/15/26	550	587
Flex Acquisition Co., Inc.
6.88%, 1/15/25 (a)	850	859
FXI Holdings, Inc.
7.88%, 11/1/24 (a)	700	674
Greif, Inc.
6.50%, 3/1/27 (a)	625	676
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.38%, 12/15/23 (a)	1,050	1,072
Intertape Polymer Group, Inc.
7.00%, 10/15/26 (a)	1,075	1,140
JPW Industries Holding Corp.
9.00%, 10/1/24 (a)	1,050	990
Kenan Advantage Group, Inc. (The)
7.88%, 7/31/23 (a)	1,000	981
Koppers, Inc.
6.00%, 2/15/25 (a)	1,000	1,050
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (a)	750	805
Manitowoc Co., Inc. (The)
9.00%, 4/1/26 (a)	825	866
MasTec, Inc.
4.88%, 3/15/23	250	254
Mauser Packaging Solutions Holding Co.
7.25%, 4/15/25 (a)	1,250	1,237
Moog, Inc.
4.25%, 12/15/27 (a)	625	638
New Enterprise Stone & Lime Co., Inc.
6.25%, 3/15/26 (a)	1,000	1,050

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Novelis Corp.
5.88%, 9/30/26 (a)	500	533
PGT Escrow Issuer, Inc.
6.75%, 8/1/26 (a)	850	913
Plastipak Holdings, Inc.
6.25%, 10/15/25 (a)	1,000	865
Standard Industries, Inc.
5.00%, 2/15/27 (a)	500	522
Stevens Holding Co., Inc.
6.13%, 10/1/26 (a)	750	822
Summit Materials LLC/Summit Materials Finance Corp.
6.13%, 7/15/23	500	509
Techniplas LLC
10.00%, 5/1/20 (a)	1,200	1,026
TopBuild Corp.
5.63%, 5/1/26 (a)	500	524
TransDigm, Inc.
5.50%, 11/15/27 (a)	750	760
TriMas Corp.
4.88%, 10/15/25 (a)	750	774
Triumph Group, Inc.
6.25%, 9/15/24 (a)	1,000	1,053
Trivium Packaging Finance BV
8.50%, 8/15/27 (a)	300	334
TTM Technologies, Inc.
5.63%, 10/1/25 (a)	1,250	1,296
Tutor Perini Corp.
6.88%, 5/1/25 (a)	500	484
US Concrete, Inc.
6.38%, 6/1/24	875	915
Waste Pro USA, Inc.
5.50%, 2/15/26 (a)	475	496
XPO Logistics, Inc.
6.13%, 9/1/23 (a)	500	517
		33,626

Technology (3.0%)
CDK Global, Inc.
5.25%, 5/15/29 (a)	500	537
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.75%, 3/1/25 (a)	800	824
Harland Clarke Holdings Corp.
6.88%, 3/1/20 (a)	675	675
HNA Ecotech Panorama Cayman Co., Ltd.
8.00%, 4/15/21 (a)	600	539
IQVIA, Inc.
5.00%, 5/15/27 (a)	250	265
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.
6.00%, 7/15/25 (a)	750	797
MSCI, Inc.
4.75%, 8/1/26 (a)	150	157
MTS Systems Corp.
5.75%, 8/15/27 (a)	750	786
Rackspace Hosting, Inc.
8.63%, 11/15/24 (a)	800	784
RP Crown Parent LLC
7.38%, 10/15/24 (a)	800	833
		6,197

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Utilities (1.5%)
Calpine Corp.,
4.50%, 2/15/28 (a)	595	601
5.75%, 1/15/25	400	411
LBC Tank Terminals Holding Netherlands BV
6.88%, 5/15/23 (a)	1,200	1,217
NRG Energy, Inc.
5.25%, 6/15/29 (a)	500	542
Vistra Operations Co. LLC
5.63%, 2/15/27 (a)	350	369
		3,140
		194,116

Variable Rate Senior Loan Interests (5.3%)
Communication Services (0.3%)
Connect Finco Sarl
0.00%, 12/11/26 (c)	675	680

Communications (0.4%)
Terrier Media Buyer, Inc.,
Term B
5.90%, 12/17/26	950	960

Consumer, Cyclical (1.0%)
Office Depot, Inc.,
Term B
1 Month USD LIBOR + 5.25%, 7.04%, 11/8/22	264	267
Playa Resorts Holding BV,
Term B
1 Month USD LIBOR + 2.75%, 4.55%, 4/29/24	635	635
Thor Industries, Inc.,
Term B
1 Month USD LIBOR + 3.75%, 5.50%, 2/1/26	657	660
Topgolf International, Inc.,
Term B
1 Month USD LIBOR + 5.50%, 7.24%, 2/8/26	498	501
		2,063

Consumer, Non-Cyclical (1.1%)
Envision Healthcare Corp.,
1st Lien Term
1 Month USD LIBOR + 3.75%, 5.55%, 10/10/25	990	849
Hearthside Food Solutions LLC,
Term B
1 Month USD LIBOR + 3.69%, 5.49%, 5/23/25	665	660
WEI Sales LLC,
Term B
1 Month USD LIBOR + 3.00%, 4.80%, 3/29/25	713	718
		2,227

Energy (0.2%)
Gavilan Resources LLC,
2nd Lien Term
1 Month USD LIBOR + 6.00%, 7.80%, 3/1/24	1,000	400

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Industrials (2.0%)
Airxcel, Inc.,
1st Lien Term
1 Month USD LIBOR + 4.50%, 6.30%, 4/28/25	639	628
Associated Asphalt Partners LLC,
Term B
1 Month USD LIBOR + 5.25%, 7.05%, 4/5/24	975	869
Cook & Boardman Group LLC,
Term B
6 Month USD LIBOR + 5.750%, 7.67%, 10/17/25	688	664
SAExploration Holdings, Inc.,
Term Loan
Fixed + 10.00%, 12.50%, 1/4/21	1,000	940
Shape Technologies Group, Inc.,
Term Loan
3 Month USD LIBOR + 3.00%, 4.93%, 4/21/25	566	512
Titan Acquisition Ltd.,
Term B
1 Month USD LIBOR + 3.00%, 4.80%, 3/28/25	516	509
		4,122

Technology (0.3%)
DynCorp International, Inc.
1 Month USD LIBOR + 6.00%, 7.74%, 8/18/25	593	591
		11,043
Total Fixed Income Securities (Cost $204,531)		205,159

	Shares
Common Stocks (0.2%)
Auto Components (0.0%)
Exide Technologies (d)	592	1

Equity Real Estate Investment Trusts (REITs) (0.2%)
American Gilsonite Co. (d)	500	306

Machinery (0.0%)
Iracore International Holdings, Inc., Class A (d)(e)	470	13

Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc. (d)	2,826	35

Transportation (0.0%)
Syncreon Group BV/Syncreon Global Finance US, Inc	1,441	30
Total Common Stocks (Cost $151)		385

No. of
Warrants
Warrant (0.0%)
Transportation (0.0%)
Syncreon Group BV/Syncreon Global Finance US, Inc. expires 10/2/24 (d) (Cost $—)	2,266	4

Morgan Stanley Institutional Fund Trust

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

		Value
	Shares	(000)
Participation Note (0.0%)
Semiconductors & Semiconductor Equipment (0.0%)
UC Holdings, Inc. Equity Linked Notes, expires 9/23/20 (d) (Cost $—)	2,802	2

Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $2,399)	2,398,899	2,399
Total Investments (99.4%) (Cost $207,081) (g)(h)		207,949
Other Assets in Excess of Liabilities (0.6%)		1,185
Net Assets (100.0%)		$209,134

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Unsettled Position. The contract rate does not take effect until settlement date.
(d)	Non-income producing security.
(e)	At December 31, 2019, the Fund held a fair valued security valued at $13,000 representing 0.01% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees.
(f)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2019, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2019, the Fund did not engage in any cross-trade transactions.
(h)	At December 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,592,000 and the aggregate gross unrealized depreciation is approximately $6,724,000, resulting in net unrealized appreciation of approximately $868,000.

LIBOR	London Interbank Offered Rate.
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
REIT	Real Estate Investment Trust.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Consumer, Cyclical	18.9%
Industrials	16.2
Consumer, Non-Cyclical	15.7
Communications	12.6
Energy	11.1
Other*	10.9
Finance	9.3
Variable Rate Senior Loan Interests	5.3
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (93.2%)
Agency Adjustable Rate Mortgages (0.4%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
1 Year CMT + 2.31% ,4.59%, 3/1/37	$326	$345
1 Year CMT + 2.31% ,4.61%, 7/1/38	290	307
1 Year CMT + 2.18% ,4.64%, 6/1/38	184	195
1 Year CMT + 2.34% ,4.68%, 1/1/36	252	267
		1,114

Agency Bond - Consumer Discretionary
(U.S. Government Guaranteed) (0.1%)
Safina Ltd.
2.00%, 12/30/23	354	355

Agency Fixed Rate Mortgages (0.6%)
Federal Home Loan Mortgage Corporation,
Gold Pools:
4.50%, 12/1/24	217	226
6.50%, 4/1/24	1	1
7.50%, 5/1/35	21	25
8.00%, 8/1/32	12	14
8.50%, 8/1/31	13	15
Federal National Mortgage Association,
Conventional Pools:
4.50%, 6/1/24 – 7/1/24	359	374
5.00%, 12/1/23 – 12/1/24	162	168
6.00%, 9/1/37	58	66
6.50%, 2/1/28 – 10/1/32	167	188
7.00%, 7/1/29 – 3/1/37	197	223
7.50%, 8/1/37	27	32
8.00%, 4/1/33	51	61
8.50%, 10/1/32	24	29
Government National Mortgage Association,
Various Pools:
6.00%, 11/15/38	96	110
8.50%, 7/15/30	39	42
		1,574

Asset-Backed Securities (17.7%)
Ally Auto Receivables Trust
1.75%, 12/15/21	326	326
American Express Credit Account Master Trust
2.00%, 4/15/25	2,140	2,148
Aqua Finance Trust
3.14%, 7/16/40 (a)	466	467
Avant Loans Funding Trust,
3.95%, 12/15/22 (a)	242	242
4.11%, 7/15/22 (a)	450	454
Bayview Opportunity Master Fund Trust
3.50%, 1/28/55 (a)(b)	221	225
BMW Vehicle Lease Trust
2.07%, 10/20/20	66	66
CarMax Auto Owner Trust
1.98%, 11/15/21	314	314
CNH Equipment Trust
2.01%, 12/16/24	1,528	1,529

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Consumer Loan Underlying Bond Credit Trust,
3.28%, 7/15/26 (a)	845	853
4.07%, 7/15/25 (a)	283	287
Credit Suisse ABS Trust
4.28%, 7/25/24 (a)	336	337
Falcon Aerospace Ltd.
3.60%, 9/15/39 (a)	490	489
FCI Funding 2019-1 LLC
3.63%, 2/18/31 (a)	314	315
Finance of America Structured Securities Trust
3.81%, 4/25/29 (a)(b)	475	481
Foundation Finance Trust,
3.30%, 7/15/33 (a)	281	282
3.86%, 11/15/34 (a)	490	498
FREED ABS Trust,
3.19%, 11/18/26 (a)	900	898
3.87%, 6/18/26 (a)	500	507
4.61%, 10/20/25 (a)	560	574
GAIA Aviation Ltd.
3.97%, 12/15/44 (a)	690	686
GM Financial Automobile Leasing Trust
3.06%, 6/21/21	250	251
GM Financial Consumer Automobile Receivables Trust
2.81%, 12/16/22	1,330	1,341
Gracechurch Card Funding PLC
1 Month USD LIBOR + 0.40%, 2.14%, 7/15/22 (a)(b)	627	627
Hyundai Auto Lease Securitization Trust
2.92%, 7/15/21 (a)	1,166	1,171
Hyundai Auto Receivables Trust
1.77%, 1/18/22	416	416
MACH 1 CaymanLtd.
3.47%, 10/15/39 (a)	543	540
Mercedes-Benz Auto Receivables Trust
1.94%, 3/15/24	860	861
MFA LLC,
3.35%, 11/25/47 (a)	468	469
3.88%, 5/25/48 (a)	612	617
4.16%, 7/25/48 (a)	482	484
Nationstar HECM Loan Trust,
4.17%, 7/25/28 (a)(b)	650	650
4.35%, 11/25/28 (a)(b)	700	713
New Residential Advance Receivables Trust,
2.80%, 10/15/51 (a)	352	352
3.06%, 8/15/53 (a)	665	660
Nissan Auto Receivables Owner Trust
1.75%, 10/15/21	465	464
North Carolina State Education Assistance Authority
3 Month USD LIBOR + 0.80%, 2.74%, 7/25/25 (b)	122	122
NRZ Advance Receivables Trust
3.33%, 7/15/52 (a)	400	401
NRZ Excess Spread-Collateralized Notes,
4.37%, 1/25/23 (a)	298	300
4.59%, 2/25/23 (a)	435	439
NYCTL Trust
2.19%, 11/10/32 (a)	1,020	1,020
OnDeck Asset Securitization Trust II LLC
3.33%, 11/18/24 (a)	900	900
Option One Mortgage Loan Trust Asset-Backed Certificates
1 Month USD LIBOR + 0.50%, 2.26%, 8/20/30 (b)	100	99
OSCAR US Funding Trust VIII LLC
2.91%, 4/12/21 (a)	32	32

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Oscar US Funding X LLC
3.18%, 5/10/23 (a)	830	844
Oscar US Funding XI LLC
2.49%, 8/10/22 (a)	350	351
PFS Financing Corp.,
2.23%, 10/15/24 (a)	1,160	1,157
2.57%, 7/15/22 (a)	460	461
2.74%, 10/17/22 (a)	440	441
2.86%, 4/15/24 (a)	230	233
2.89%, 2/15/23 (a)	275	277
3.19%, 4/17/23 (a)	300	304
3.52%, 10/15/23 (a)	162	165
Pretium Mortgage Credit Partners LLC
4.83%, 9/25/58 (a)	375	378
Prosper Marketplace Issuance Trust,
3.59%, 7/15/25 (a)	700	704
3.90%, 6/17/24 (a)	327	327
3.96%, 10/15/24 (a)	538	542
PRPM LLC,
3.75%, 4/25/23 (a)(b)	343	344
3.97%, 4/25/24 (a)	710	712
4.00%, 8/25/23 (a)(b)	244	246
Raptor Aircraft Finance I LLC
4.21%, 8/23/44 (a)	734	743
RCO V Mortgage LLC,
3.47%, 11/25/24 (a)	881	882
4.46%, 10/25/23 (a)	401	404
ReadyCap Lending Small Business Loan Trust
4.25%, 12/27/44 (a)(b)	300	300
Republic FInance Issuance Trust
3.43%, 11/22/27 (a)	800	799
RMF Buyout Issuance Trust
4.45%, 11/25/28 (a)(b)	700	701
SFS Asset Securitization LLC
4.24%, 6/10/25 (a)	814	817
Small Business Lending Trust
2.85%, 7/15/26 (a)	294	295
Sofi Consumer Loan Program Trust,
3.14%, 2/25/27 (a)	366	368
3.35%, 4/26/27 (a)	325	327
3.67%, 8/25/27 (a)	700	708
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes
2.77%, 10/15/52 (a)	325	325
TLF National Tax Lien Trust
3.09%, 12/15/29 (a)	182	182
Towd Point Mortgage Trust,
1 Month USD LIBOR + 0.60%, 2.39%, 2/25/57 (a)(b)	324	324
2.75%, 4/25/57 (a)(b)	104	105
Upgrade Receivables Trust,
4.09%, 3/15/25 (a)	300	302
4.53%, 11/15/24 (a)	650	656
Upstart Securitization Trust,
3.73%, 9/20/29 (a)	850	850
4.45%, 12/22/25 (a)	307	309
Vericrest Opportunity Loan Trust,
3.18%, 10/25/49 (a)	758	756
3.35%, 9/25/49 (a)	777	779
Verizon Owner Trust,
1.68%, 5/20/21 (a)	15	15
1 Month USD LIBOR + 0.27%, 1.99%, 4/20/22 (a)(b)	149	149

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

2.06%, 9/20/21 (a)	89	89
2.93%, 9/20/23	600	610
VOLT LXII LLC
3.13%, 9/25/47 (a)	230	231
VOLT LXIV LLC
3.38%, 10/25/47 (a)	601	603
VOLT LXXII LLC
4.21%, 10/26/48 (a)	456	456
VOLT LXXV LLC
4.34%, 1/25/49 (a)	388	391
VOLT LXXX LLC
3.23%, 10/25/49 (a)	560	562
VOLT LXXXIII LLC
3.33%, 11/26/49 (a)	854	855
		47,286

Collateralized Mortgage Obligations - Agency Collateral Series (0.4%)
Federal Home Loan Mortgage Corporation,
REMIC
7.50%, 9/15/29	388	447
Government National Mortgage Association,
REMIC
1 Month USD LIBOR + 0.50% ,2.27%, 3/20/61 (b)	141	140
1 Month USD LIBOR + 0.56% ,2.33%, 9/20/62 (b)	604	604
		1,191

Commercial Mortgage-Backed Securities (0.9%)
Federal Home Loan Mortgage Corporation
3.03%, 10/25/20 (b)	469	471
Hudsons Bay Simon JV Trust
1 Month USD LIBOR + 1.83%, 3.61%, 8/5/34 (a)(b)	185	185
Natixis Commercial Mortgage Securities Trust
1 Month USD LIBOR + 2.20%, 3.94%, 7/15/36 (a)(b)
cBBerg.mtg_reset_slope: 1.00	850	851
Velocity Commercial Capital Loan Trust
1 Month USD LIBOR + 1.80%, 3.59%, 10/25/46 (b)	30	30
VMC Finance 2019-FL3 LLC
1 Month USD LIBOR + 2.05%, 3.79%, 9/15/36 (a)(b)	788	790
		2,327

Corporate Bonds (67.1%)

Energy (1.2%)
Midwest Connector Capital Co. LLC
3.63%, 4/1/22 (a)	475	487
MPLX LP
3 Month USD LIBOR + 0.90%, 2.79%, 9/9/21 (b)	1,300	1,304
Occidental Petroleum Corp.
2.70%, 8/15/22	1,225	1,238
		3,029

Finance (30.2%)
ABN AMRO Bank N.V.
3.40%, 8/27/21 (a)	650	665
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 1/23/23	1,260	1,292
American Express Co.,
3.00%, 2/22/21	700	709
3.38%, 5/17/21	1,050	1,070
3.70%, 11/5/21	665	685

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

American Honda Finance Corp.
2.15%, 9/10/24	1,200	1,202
Anthem, Inc.
3.50%, 8/15/24	1,200	1,259
Aon Corp.
2.20%, 11/15/22	575	578
Australia & New Zealand Banking Group Ltd.
2.63%, 5/19/22	1,900	1,931
Bank of America Corp.,
MTN
3.30%, 1/11/23	2,500	2,586
Bank of Montreal
2.90%, 3/26/22	1,030	1,051
Bank of New York Mellon Corp., (The)
2.10%, 10/24/24	2,175	2,179
Bank of Nova Scotia (The),
2.00%, 11/15/22	1,175	1,177
3.40%, 2/11/24	1,225	1,284
BB&T Corp.
3.20%, 9/3/21	610	622
BBVA USA
3.50%, 6/11/21	925	941
BNP Paribas SA
3.50%, 3/1/23 (a)	1,250	1,294
BPCE SA,
4.00%, 9/12/23 (a)	1,200	1,267
MTN
2.25%, 1/27/20	600	600
Capital One Financial Corp.
3.20%, 1/30/23	2,500	2,572
Cigna Corp.
3.75%, 7/15/23	1,825	1,916
Citigroup, Inc.,
3.14%, 1/24/23	1,225	1,250
3.88%, 10/25/23	2,400	2,550
Citizens Bank NA
3.25%, 2/14/22	575	589
Cooperatieve Rabobank UA
3.13%, 4/26/21	640	650
Credit Suisse AG
3.00%, 10/29/21	1,140	1,163
DBS Group Holdings Ltd.
2.85%, 4/16/22 (a)	360	366
Deutsche Bank AG,
2.70%, 7/13/20	750	751
4.25%, 2/4/21	650	661
DNB Bank ASA
2.13%, 10/2/20 (a)	700	701
Fifth Third Bank
2.20%, 10/30/20	850	852
Goldman Sachs Group, Inc. (The),
3.63%, 1/22/23	1,275	1,329
5.75%, 1/24/22	1,150	1,235
HSBC Holdings PLC
3.60%, 5/25/23	2,250	2,349
Jackson National Life Global Funding
2.20%, 1/30/20 (a)	2,450	2,450
JPMorgan Chase & Co.,
2.97%, 1/15/23	2,550	2,599
3.63%, 5/13/24	1,170	1,241

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

LeasePlan Corp.
2.88%, 10/24/24 (a)	1,275	1,276
Lloyds Bank PLC
3.30%, 5/7/21	1,350	1,372
Macquarie Bank Ltd.
2.10%, 10/17/22 (a)	1,500	1,505
MassMutual Global Funding II
1.95%, 9/22/20 (a)	560	560
Metropolitan Life Global Funding I,
1.95%, 9/15/21 (a)	1,250	1,252
2.40%, 6/17/22 (a)	2,415	2,441
National Australia Bank Ltd.
3.70%, 11/4/21	2,240	2,313
New York Life Global Funding,
2.00%, 4/13/21 (a)	1,225	1,229
2.25%, 7/12/22 (a)	470	475
2.95%, 1/28/21 (a)	350	355
PACCAR Financial Corp.
2.65%, 5/10/22	1,175	1,197
Protective Life Global Funding
2.70%, 11/25/20 (a)	525	529
Royal Bank of Canada,
2.55%, 7/16/24	1,275	1,295
2.80%, 4/29/22	1,220	1,246
Santander UK Group Holdings PLC
4.80%, 11/15/24	1,200	1,297
Skandinaviska Enskilda Banken AB,
2.20%, 12/12/22 (a)	700	702
3.05%, 3/25/22 (a)	1,230	1,256
Suncorp-Metway Ltd.
2.38%, 11/9/20 (a)	670	672
SunTrust Bank
2.80%, 5/17/22	550	561
Svenska Handelsbanken AB
3.35%, 5/24/21	660	673
Synchrony Financial
4.25%, 8/15/24	625	667
TD Ameritrade Holding Corp.
3.75%, 4/1/24	1,225	1,304
Toronto-Dominion Bank (The)
1.90%, 12/1/22	1,800	1,802
Truist Bank
2.15%, 12/6/24	1,525	1,524
UBS AG
2.45%, 12/1/20 (a)	600	602
United Overseas Bank Ltd.
3.20%, 4/23/21 (a)	340	345
UnitedHealth Group, Inc.
2.70%, 7/15/20	500	502
Wells Fargo & Co.
3.07%, 1/24/23	1,900	1,940
Westpac Banking Corp.,
2.65%, 1/25/21	1,025	1,032
2.80%, 1/11/22	1,050	1,067
		80,607

Industrials (32.9%)
AbbVie, Inc.,
2.50%, 5/14/20	575	576
2.60%, 11/21/24 (a)	1,500	1,514

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Alibaba Group Holding Ltd.
2.80%, 6/6/23	1,275	1,294
Alimentation Couche-Tard, Inc.
2.70%, 7/26/22 (a)	800	809
Altria Group, Inc.
3.49%, 2/14/22	375	386
American Honda Finance Corp.
1.65%, 7/12/21	1,047	1,045
Amgen, Inc.
1.85%, 8/19/21	730	729
Analog Devices, Inc.,
2.85%, 3/12/20	230	230
2.95%, 1/12/21	1,175	1,185
Anheuser-Busch InBev Finance, Inc.
3.30%, 2/1/23	1,250	1,296
Apple, Inc.
1.70%, 9/11/22	1,030	1,030
AT&T, Inc.
3.80%, 3/1/24	2,450	2,602
Bayer US Finance II LLC
3.50%, 6/25/21 (a)	330	336
BMW US Capital LLC,
2.15%, 4/6/20 (a)	400	400
2.95%, 4/14/22 (a)	770	785
Bristol-Myers Squibb Co.,
2.25%, 8/15/21 (a)	1,225	1,233
2.60%, 5/16/22 (a)	1,125	1,144
2.90%, 7/26/24 (a)	560	579
Canadian Natural Resources Ltd.
2.95%, 1/15/23	1,250	1,276
Caterpillar Financial Services Corp.
3.30%, 6/9/24	2,430	2,557
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 2/1/24	1,200	1,292
Crown Castle International Corp.
5.25%, 1/15/23	1,175	1,277
CVS Health Corp.
3.70%, 3/9/23	2,450	2,555
Daimler Finance North America LLC,
2.30%, 1/6/20 (a)	325	325
2.55%, 8/15/22 (a)	1,210	1,220
2.85%, 1/6/22 (a)	1,110	1,124
3.75%, 11/5/21 (a)	295	303
Dell International LLC/EMC Corp.
4.42%, 6/15/21 (a)	1,190	1,225
Delta Air Lines, Inc.
2.88%, 3/13/20	575	575
Deutsche Telekom International Finance BV
1.95%, 9/19/21 (a)	1,260	1,260
Diageo Capital PLC
2.13%, 10/24/24	1,350	1,351
DR Horton, Inc.
2.55%, 12/1/20	480	482
Eastman Chemical Co.
3.50%, 12/1/21	600	616
Enbridge, Inc.
2.50%, 1/15/25	750	755
Enterprise Products Operating LLC
2.80%, 2/15/21	780	788

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Ford Motor Credit Co., LLC,
2.68%, 1/9/20	725	725
3.34%, 3/18/21	1,750	1,764
Fox Corp.
4.03%, 1/25/24 (a)	1,200	1,280
General Electric Co.
5.50%, 1/8/20	1,200	1,201
General Motors Financial Co., Inc.
3.95%, 4/13/24	1,250	1,308
Glencore Funding LLC,
3.00%, 10/27/22 (a)	1,275	1,286
4.13%, 3/12/24 (a)	1,225	1,284
Hyundai Capital America,
2.55%, 4/3/20 (a)	175	175
2.60%, 3/19/20 (a)	325	325
2.85%, 11/1/22 (a)	800	809
Imperial Brands Finance PLC
3.13%, 7/26/24 (a)	1,275	1,289
International Business Machines Corp.
3.00%, 5/15/24	2,665	2,767
JM Smucker Co. (The)
2.50%, 3/15/20	225	225
John Deere Capital Corp.
3.45%, 1/10/24	1,225	1,292
Keurig Dr Pepper, Inc.
3.55%, 5/25/21	930	950
Kinder Morgan, Inc.
5.00%, 2/15/21 (a)	1,170	1,203
Kroger Co. (The),
2.60%, 2/1/21	1,175	1,183
2.95%, 11/1/21	1,260	1,281
Las Vegas Sands Corp.
3.20%, 8/8/24	1,250	1,288
Lockheed Martin Corp.
2.50%, 11/23/20	225	226
Lowe's Cos., Inc.
3.13%, 9/15/24	1,230	1,282
Marriott International, Inc.,
2.13%, 10/3/22	880	882
3 Month USD LIBOR + 0.65%, 2.54%, 3/8/21 (b)	520	522
2.88%, 3/1/21	1,235	1,247
McDonald's Corp., MTN
2.20%, 5/26/20	550	550
Mondelez International Holdings Netherlands BV,
2.00%, 10/28/21 (a)	1,275	1,275
2.13%, 9/19/22 (a)	1,160	1,161
2.25%, 9/19/24 (a)	950	949
Nissan Motor Acceptance Corp.
3.15%, 3/15/21 (a)	590	596
Northrop Grumman Corp.,
2.08%, 10/15/20	580	581
3.50%, 3/15/21	1,220	1,244
PayPal Holdings, Inc.
2.40%, 10/1/24	1,300	1,314
Philip Morris International, Inc.
2.88%, 5/1/24	1,250	1,287
Rockwell Collins, Inc.
2.80%, 3/15/22	1,275	1,298
Ryder System, Inc., MTN
2.65%, 3/2/20	125	125

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Schlumberger Finance Canada Ltd.
2.20%, 11/20/20 (a)	410	411
Seven & i Holdings Co., Ltd.
3.35%, 9/17/21 (a)	1,750	1,786
Siemens Financieringsmaatschappij N.V.
2.15%, 5/27/20 (a)	550	551
Sky Ltd.
3.75%, 9/16/24 (a)	2,330	2,498
Starbucks Corp.
2.10%, 2/4/21	2,080	2,086
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23	1,775	1,907
Union Pacific Corp.
3.50%, 6/8/23	1,225	1,285
United Technologies Corp.
3.10%, 6/1/22	930	954
Verizon Communications, Inc.
3.45%, 3/15/21	1,225	1,249
Volkswagen Group of America Finance LLC,
2.40%, 5/22/20 (a)	550	551
2.70%, 9/26/22 (a)	1,420	1,437
3.88%, 11/13/20 (a)	755	767
		87,810
Utilities (2.8%)
DTE Energy Co.
2.25%, 11/1/22	1,800	1,801
Florida Power & Light Co.
3 Month USD LIBOR + 0.40%, 2.31%, 5/6/22 (b)	950	950
NextEra Energy Capital Holdings, Inc.
2.40%, 9/1/21	1,550	1,562
Sempra Energy
2.40%, 3/15/20	600	600
Southern Co. (The),
2.35%, 7/1/21	1,225	1,232
2.95%, 7/1/23	1,260	1,293
		7,438
		178,884

Mortgages - Other (5.7%)
Cascade Funding Mortgage Trust
4.00%, 10/25/68 (a)(b)	592	608
CHL Mortgage Pass-Through Trust
5.50%, 5/25/34	120	124
CIM Trust
3.00%, 4/25/57 (a)(b)	458	461
Federal Home Loan Mortgage Corporation
1 Month USD LIBOR + 1.20%, 2.99%, 10/25/29 (b)	157	158
Federal National Mortgage Association,
1 Month USD LIBOR + 1.30%, 3.09%, 4/25/29 – 7/25/29(b)	157	158
1 Month USD LIBOR + 1.45%, 3.24%, 1/25/29 (b)	1	1
FMC GMSR Issuer Trust
4.23%, 9/25/24 (a)(b)	900	894
Galton Funding Mortgage Trust,
3.50%, 11/25/57 (a)(b)	343	345
4.00%, 2/25/59 (a)(b)	280	282
GCAT Trust
2.65%, 10/25/68 (a)(b)	526	527

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Gosforth Funding PLC
3 Month USD LIBOR + 0.45%, 2.36%, 8/25/60 (a)(b)	258	257
Government National Mortgage Association,
1 Month USD LIBOR + 0.28%, 2.05%, 5/20/63 (b)	45	45
1 Month USD LIBOR + 0.45%, 2.22%, 5/20/62 (b)	18	18
1 Month USD LIBOR + 0.60%, 2.37%, 1/20/64 (b)	213	213
Headlands Residential LLC
3.97%, 6/25/24 (a)	200	201
Lanark Master Issuer PLC,
3 Month USD LIBOR + 0.42%, 2.32%, 12/22/69 (b)	612	612
3 Month USD LIBOR + 0.77%, 2.67%, 12/22/69 (a)(b)	444	445
New Residential Mortgage Loan Trust,
3.75%, 5/28/52 – 8/25/55(a)(b)	290	301
4.00%, 9/25/57 (a)(b)	506	523
NRPL Trust
4.25%, 7/25/67 (a)	628	631
OBX Trust
4.00%, 11/25/48 (a)(b)	437	441
Pepper Residential Securities Trust,
1 Month USD LIBOR + 0.88%, 2.62%, 1/16/60 (a)(b)	497	498
1 Month USD LIBOR + 0.93%, 2.67%, 3/12/61 (a)(b)	832	832
1 Month USD LIBOR + 0.95%, 2.69%, 8/18/60 (a)(b)	543	543
1 Month USD LIBOR + 1.00%, 2.76%, 6/20/60 (a)(b)	605	605
PRPM LLC,
3.50%, 10/25/24 (a)(b)	777	777
4.50%, 1/25/24 (a)	615	618
Resimac,
Series 19-2A
1 Month USD LIBOR + 0.95%, 2.67%, 2/10/51 (a)(b)	727	727
RESIMAC Bastille Trust,
1 Month USD LIBOR + 0.85%, 2.55%, 12/5/59 (a)(b)	400	401
1 Month USD LIBOR + 0.93%, 2.63%, 9/5/57 (a)(b)	532	532
Seasoned Credit Risk Transfer Trust
3.00%, 2/25/59	881	899
Sequoia Mortgage Trust
1 Month USD LIBOR + 0.62%, 2.38%, 8/20/34 (b)	187	187
Silver Hill Trust
3.10%, 11/25/49 (a)	1,300	1,300
		15,164

Sovereign (0.3%)
Korea Development Bank (The),
3 Month USD LIBOR + 0.45%, 2.37%, 2/27/20 (b)	320	320
3.00%, 3/19/22	410	418
		738
Total Fixed Income Securities (Cost $247,211)		248,633

Shares
Short-Term Investments (6.2%)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $9,272)	9,271,995	9,272

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

	Face
	Amount	Value
	(000)	(000)
U.S. Treasury Security (0.5%)
U.S. Treasury Bill
1.50%, 2/27/20 (d) (Cost $1,347)	$1,350	1,347
Commercial Paper (2.2%)
Automobile (0.5%)
VW Credit, Inc.
2.58%, 4/1/20 (e)	1,200	1,194
International Banks (1.7%)
Reckitt Benckiser Treasury Services PLC,
2.43%, 2/6/20 (e)	2,500	2,494
2.56%, 6/12/20 (e)	2,180	2,160
		4,654
Total Commercial Paper (Cost $5,842)		5,848
Total Short-Term Investments (Cost $16,461)		16,467
Total Investments (99.4%) (Cost $263,672) (f)(g)(h)		265,100
Other Assets in Excess of Liabilities (0.6%)		1,685
Net Assets (100.0%)		$266,785

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Floating or variable rate securities: The rates disclosed are as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2019, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.
(d)	Rate shown is the yield to maturity at December 31, 2019.
(e)	The rates shown are the effective yields at the date of purchase.
(f)	Securities are available for collateral in connection with open futures contract.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2019, the Fund did not engage in any cross-trade transactions.
(h)	At December 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,734,000 and the aggregate gross unrealized depreciation is approximately $176,000, resulting in net unrealized appreciation of approximately $1,558,000.
CMT	Constant Maturity Treasury Note Rate.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.
USD	United States Dollar.

Morgan Stanley Institutional Fund Trust

Short Duration Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2019:

					Unrealized
	Number				Appreciation
	of	Expiration	Notional Amount	Value	(Depreciation)
	Contracts	Date	(000)	(000)	(000)

Long:
U.S. Treasury 2 yr. Note
(United States)	594	Mar-20	$118,800	$128,007	$(84)
Short:
U.S. Treasury 5 yr. Note
(United States)	618	Mar-20	(61,800)	(73,301)	214
					$130

Portfolio Composition

Classification	Percentage of Total Investments
Industrials	34.3%
Finance	30.4
Asset-Backed Securities	17.8
Short-Term Investments	6.2
Mortgages - Other	5.7
Other*	5.6
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open long/short futures contracts with a value of approximately $201,308,000 and net unrealized appreciation of approximately $130,000.

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (90.5%)
Asset-Backed Securities (29.6%)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates,
1 Month USD LIBOR + 1.73%, 3.52%, 10/25/34 (a)		$39	$39
American Homes 4 Rent Trust,
5.64%, 4/17/52 (b)		100	108
Ameriquest Mortgage Securities, Inc.,
1 Month USD LIBOR + 2.10%, 3.89%, 5/25/34 (a)		222	224
AMSR Trust,
3.87%, 1/19/39 (b)		200	197
Bayview Financial Revolving Asset Trust,
1 Month USD LIBOR + 0.93%, 2.73%, 2/28/40 (a)(b)		131	127
BCMSC Trust,
7.51%, 1/15/29 (a)		139	132
Bear Stearns Asset Backed Securities Trust,
1 Month USD LIBOR + 0.40%, 2.19%, 9/25/46 (a)		93	89
Carrington Mortgage Loan Trust,
1 Month USD LIBOR + 0.22%, 2.01%, 1/25/37 (a)		100	80
CFMT 2019-HB1 LLC,
4.49%, 12/25/29 (a)(b)		205	205
Chase Funding Loan Acquisition Trust,
5.50%, 8/25/34		34	35
Conn's Receivables Funding LLC,
3.62%, 6/17/24 (b)		100	100
4.60%, 6/17/24 (b)		100	100
Consumer Loan Underlying Bond Credit Trust,
3.48%, 12/15/26 (b)		100	100
Credit Suisse First Boston Mortgage Securities Corp.,
1 Month USD LIBOR + 0.62%, 2.41%, 1/25/32 (a)		39	39
Credit-Based Asset Servicing & Securitization LLC,
1 Month USD LIBOR + 0.75%, 2.54%, 2/25/33 (a)		59	60
1 Month USD LIBOR + 1.46%, 3.25%, 5/25/32 (a)		42	42
DT Auto Owner Trust,
5.33%, 11/17/25 (b)		100	104
ECAF I Ltd.,
4.95%, 6/15/40 (b)		273	275
Ellington Loan Acquisition Trust,
1 Month USD LIBOR + 1.10%, 2.89%, 5/25/37 (a)(b)		76	76
EquiFirst Mortgage Loan Trust,
1 Month USD LIBOR + 2.18%, 3.97%, 10/25/34 (a)		44	45
European Residential Loan Securitisation DAC,
1.54%, 7/24/54	EUR	243	272
Falcon Aerospace Ltd.,
3.60%, 9/15/39 (b)		$245	244
Finance of America HECM Buyout 2019-AB1,
3.50%, 12/27/49 (b)		200	198
Financial Asset Securities Corp.,
1 Month USD LIBOR + 0.38%, 2.18%, 2/27/35 (a)(b)		21	20
FREED ABS Trust,
3.19%, 11/18/26 (b)		100	100
GSAA Home Equity Trust,
6.00%, 11/25/36		24	14
GSAMP Trust,
1 Month USD LIBOR + 0.32%, 2.11%, 3/25/46 (a)		100	99
1 Month USD LIBOR + 1.05%, 2.84%, 10/25/33 (a)		27	27
Home Partners of America Trust,
3.60%, 9/17/39 (b)		100	98
1 Month USD LIBOR + 2.65%, 4.39%, 7/17/34 (a)(b)		100	100

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Invitation Homes Trust,
1 Month USD LIBOR + 2.00%, 3.74%, 6/17/37 (a)(b)		200	201
1 Month USD LIBOR + 2.20%, 3.94%, 1/17/38 (a)(b)		252	253
MACH 1 CaymanLtd.,
3.47%, 10/15/39 (b)		247	245
MFA LLC,
4.16%, 7/25/48 (b)		74	74
Nationstar Home Equity Loan Trust,
1 Month USD LIBOR + 0.25%, 2.04%, 4/25/37 (a)		34	34
Newday Funding 2019-2 PLC,
1 Month GBP LIBOR+ 2.40%, 3.11%, 9/15/27 (a)(b)	GBP	100	133
Newtek Small Business Loan Trust,
1 Month USD LIBOR + 1.70%, 3.41%, 2/25/44 (a)(b)		$164	165
OnDeck Asset Securitization Trust II LLC,
3.14%, 11/18/24 (b)		200	200
Ownit Mortgage Loan Trust,
1 Month USD LIBOR + 0.27%, 2.06%, 3/25/37 (a)		52	50
PNMAC GMSR Issuer Trust,
1 Month USD LIBOR + 2.65%, 4.44%, 8/25/25 (a)(b)		100	100
1 Month USD LIBOR + 2.85%, 4.64%, 2/25/23 (a)(b)		250	252
Pretium Mortgage Credit Partners LLC,
4.83%, 9/25/58 (b)		54	54
Progress Residential Trust,
3.68%, 10/17/36 (b)		200	200
4.38%, 3/17/35 (b)		100	102
Prosper Marketplace Issuance Trust,
5.50%, 10/15/24 (b)		100	101
ReadyCap Lending Small Business Loan Trust,
4.25%, 12/27/44 (a)(b)		100	100
Republic FInance Issuance Trust,
3.93%, 11/22/27 (b)		100	100
SFS Asset Securitization LLC,
4.24%, 6/10/25 (b)		153	154
Skopos Auto Receivables Trust,
3.63%, 9/16/24 (b)		100	100
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%, 0.15%, 1/25/40 (a)	EUR	300	311
Small Business Origination Loan Trust,
4.51%, 12/15/27	GBP	84	113
Sprite Ltd.,
4.25%, 12/15/37 (b)		$171	175
Stanwich Mortgage Loan Trust,
3.48%, 11/16/24 (b)		246	247
START Ireland,
4.09%, 3/15/44 (b)		237	240
Tricon American Homes Trust,
5.10%, 1/17/36 (b)		200	207
5.77%, 11/17/33 (b)		200	204
Truman Capital Mortgage Loan Trust,
1 Month USD LIBOR + 2.55%, 4.34%, 1/25/34 (a)(b)		38	38
1 Month USD LIBOR + 2.78%, 4.57%, 11/25/31 (a)(b)		40	40
Upgrade Receivables Trust,
3.51%, 10/15/25 (b)		100	100
VCAT LLC,
3.57%, 11/25/49 (b)		99	99
			7,741

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Collateralized Mortgage Obligation - Agency Collateral Series (0.0%)
Government National Mortgage Association, IO
0.79%, 8/20/58 (a)		343	7

Commercial Mortgage-Backed Securities (3.0%)
BX Trust,
1 Month USD LIBOR + 3.15%, 4.89%, 7/15/34 (a)(b)		85	85
GS Mortgage Securities Corp. Trust,
1 Month USD LIBOR + 2.20%, 3.94%, 10/15/36 (a)(b)		100	100
GS Mortgage Securities Trust,
4.32%, 2/10/48 (a)(b)		100	96
4.69%, 6/10/47 (a)		50	52
Jackson Park Trust LIC,
3.24%, 10/14/39 (a)(b)		150	136
Multifamily Connecticut Avenue Securities Trust,
1 Month USD LIBOR + 1.70%, 3.49%, 10/15/49 (a)(b)		100	101
Natixis Commercial Mortgage Securities Trust,
4.30%, 10/15/36 (b)		150	149
Wells Fargo Commercial Mortgage Trust,
4.15%, 5/15/48 (a)		75	76
			795
Corporate Bonds (33.9%)
Finance (15.1%)
Air Lease Corp.,
3.75%, 6/1/26		125	131
Aon Corp.,
2.20%, 11/15/22		50	50
Bank of America Corp.,
2.46%, 10/22/25		250	252
MTN
4.25%, 10/22/26		200	218
BBVA USA,
2.88%, 6/29/22		250	254
BNP Paribas SA,
1.13%, 6/11/26	EUR	100	116
Brighthouse Financial, Inc.,
Series WI
3.70%, 6/22/27		$125	125
Citigroup, Inc.,
3.14%, 1/24/23		25	25
5.50%, 9/13/25		200	229
CNO Financial Group, Inc.,
5.25%, 5/30/29		125	140
Cooperatieve Rabobank UA,
2.50%, 5/26/26	EUR	100	116
Credit Agricole SA,
1.38%, 3/13/25		100	118
CyrusOne LP/CyrusOne Finance Corp.,
2.90%, 11/15/24		$75	75
DBS Group Holdings Ltd.,
1.50%, 4/11/28	EUR	100	114
Deutsche Bank AG,
2.70%, 7/13/20		$25	25
3.15%, 1/22/21		100	100
Discover Financial Services,
3.95%, 11/6/24		25	27
Goldman Sachs Group, Inc. (The),
2.00%, 11/1/28	EUR	100	124
4.25%, 10/21/25		$125	136

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Intesa Sanpaolo SpA,
6.50%, 2/24/21 (b)		125	131
Iron Mountain, Inc.,
4.88%, 9/15/29 (b)		75	76
Kennedy-Wilson, Inc.,
5.88%, 4/1/24		15	15
LeasePlan Corp.,
2.88%, 10/24/24 (b)		200	200
Lloyds Bank PLC,
6.50%, 3/24/20	EUR	50	57
Macquarie Bank Ltd.,
2.10%, 10/17/22 (b)		$150	151
Pine Street Trust I,
4.57%, 2/15/29 (b)		125	135
PNC Financial Services Group, Inc. (The),
2.20%, 11/1/24		150	151
Post Holdings, Inc.,
5.50%, 12/15/29 (b)		25	27
Truist Bank,
2.15%, 12/6/24		300	300
Trust F/1401,
5.25%, 12/15/24 (b)		200	217
Vonovia Finance BV,
4.00%, 12/17/21 (c)	EUR	100	120
			3,955
Industrials (17.0%)
AbbVie, Inc.,
3.20%, 11/21/29 (b)		$150	153
Albertsons Cos., Inc./Safeway, Inc./New Albertson's, Inc./Albertson's LLC,
5.75%, 3/15/25		25	26
Allison Transmission, Inc.,
5.00%, 10/1/24 (b)		75	77
American Axle & Manufacturing, Inc.,
6.50%, 4/1/27		75	78
Aviation Capital Group LLC,
4.38%, 1/30/24 (b)		125	132
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.50%, 4/1/23		7	7
5.75%, 7/15/27 (b)		49	51
Becton Dickinson and Co.,
2.89%, 6/6/22		25	25
Berry Global, Inc.,
4.50%, 2/15/26 (b)		25	26
Boyd Gaming Corp.,
4.75%, 12/1/27 (b)		40	42
Campbell Soup Co.,
4.15%, 3/15/28		125	136
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25		50	55
Cigna Corp.,
3.30%, 2/25/21 (b)		100	101
4.13%, 9/15/20 (b)		25	25
CSX Corp.,
2.40%, 2/15/30		75	74
Dell International LLC/EMC Corp.,
8.10%, 7/15/36 (b)		100	132

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Delta Air Lines, Inc.,
2.88%, 3/13/20		25	25
Diamond Sports Group LLC/Diamond Sports Finance Co.,
6.63%, 8/15/27 (b)		75	73
Eldorado Gold Corp.,
9.50%, 6/1/24 (b)		25	27
Global Partners LP/GLP Finance Corp.,
7.00%, 6/15/23		25	26
7.00%, 8/1/27 (b)		50	53
Grifols SA,
2.25%, 11/15/27 (b)	EUR	100	116
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/23 (b)		$75	77
Hanesbrands, Inc.,
4.88%, 5/15/26 (b)		75	79
Hertz Corp. (The),
7.13%, 8/1/26 (b)		75	81
Hilcorp Energy I LP/Hilcorp Finance Co.,
6.25%, 11/1/28 (b)		25	24
Hudbay Minerals, Inc.,
7.63%, 1/15/25 (b)		75	79
Hyundai Capital America,
2.85%, 11/1/22 (b)		50	51
Intelsat Jackson Holdings SA,
5.50%, 8/1/23		25	21
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
5.25%, 6/1/26 (b)		25	26
Koppers, Inc.,
6.00%, 2/15/25 (b)		75	79
Level 3 Financing, Inc.,
3.40%, 3/1/27 (b)		225	227
Lions Gate Capital Holdings LLC,
5.88%, 11/1/24 (b)		25	25
Macy's Retail Holdings, Inc.,
3.63%, 6/1/24		125	126
Mauser Packaging Solutions Holding Co.,
7.25%, 4/15/25 (b)		25	25
MDC Partners, Inc.,
6.50%, 5/1/24 (b)		75	68
Molson Coors Brewing Co.,
3.00%, 7/15/26		125	127
Mosaic Co. (The),
4.25%, 11/15/23		125	133
MPLX LP,
4.88%, 12/1/24		125	136
Navistar International Corp.,
6.63%, 11/1/25 (b)		75	77
Oceaneering International, Inc.,
6.00%, 2/1/28		75	74
Ryder System, Inc.,
2.50%, 9/1/24		125	126
Sabine Pass Liquefaction LLC,
4.20%, 3/15/28		130	138
Sally Holdings LLC/Sally Capital, Inc.,
5.63%, 12/1/25		75	79
Select Medical Corp.,
6.25%, 8/15/26 (b)		75	81
SoftBank Group Corp.,
5.00%, 4/15/28	EUR	100	124
Solvay Finance SA,
5.12%, 6/2/21 (c)		100	120

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Sotheby's,
7.38%, 10/15/27 (b)		$200	203
Sprint Spectrum Co., LLC/Sprint Spectrum Co., II LLC/Sprint Spectrum Co., III LLC,
4.74%, 9/20/29 (b)		200	212
Standard Industries, Inc.,
2.25%, 11/21/26 (b)	EUR	100	116
Symantec Corp.,
5.00%, 4/15/25 (b)		$75	77
Teva Pharmaceutical Finance Netherlands III BV,
2.20%, 7/21/21		13	13
Verizon Communications, Inc.,
3.88%, 2/8/29		125	138
Wolverine World Wide, Inc.,
5.00%, 9/1/26 (b)		25	25
			4,447
Technology (0.5%)
Lam Research Corp.,
3.75%, 3/15/26		125	134

Utilities (1.3%)
Greenko Investment Co.,
4.88%, 8/16/23		200	199
ONEOK, Inc.,
3.40%, 9/1/29		125	127
			326
			8,862
Mortgages - Other (18.0%)
Alba PLC,
3 Month GBP LIBOR + 0.50%, 1.29%, 3/17/39 (a)	GBP	35	42
Alternative Loan Trust,
5.05%, 3/25/35 (a)		$32	31
5.75%, 3/25/34		37	38
PAC
1 Month USD LIBOR + 0.45% ,2.24%, 10/25/36 (a)		42	25
Banc of America Alternative Loan Trust,
5.71%, 10/25/36 (a)		74	39
Banc of America Mortgage Trust,
4.66%, 6/25/35 (a)		68	67
4.86%, 3/25/33 (a)		26	26
Bear Stearns ARM Trust,
4.06%, 2/25/36 (a)		26	26
4.77%, 8/25/33 (a)		140	143
Bear Stearns Structured Products, Inc. Trust,
4.00%, 1/26/36 (a)		36	33
Bear Stearns Trust,
3.94%, 4/25/35 (a)		31	29
Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (a)(b)		219	215
5.80%, 6/25/48 (b)		100	101
Citigroup Mortgage Loan Trust,
3.87%, 6/25/36 (a)		25	20
Deephaven Residential Mortgage Trust,
3.49%, 12/26/46 (a)(b)		146	146
E-MAC Program BV,
3 Month EURIBOR + 0.17%, 1.56%, 4/25/39 (a)	EUR	65	64
Eurohome Mortgages PLC,
3 Month EURIBOR + 0.21%, 0.00%, 8/2/50 (a)		21	21

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Eurosail PLC,
3 Month GBP LIBOR + 0.77%, 1.55%, 9/13/45 (a)	GBP	50	63
FMC GMSR Issuer Trust,
5.07%, 5/25/24 (a)(b)		$100	103
Galton Funding Mortgage Trust,
4.00%, 2/25/59 (a)(b)		65	66
GC Pastor Hipotecario 5 FTA,
3 Month EURIBOR + 0.17%, 0.00%, 6/21/46 (a)	EUR	36	37
Grifonas Finance PLC,
6 Month EURIBOR + 0.28%, 0.00%, 8/28/39 (a)		34	36
GSR Mortgage Loan Trust,
4.19%, 12/25/34 (a)		$53	54
HarborView Mortgage Loan Trust,
1 Month USD LIBOR + 0.19%, 1.95%, 1/19/38 (a)		22	21
4.14%, 6/19/34 (a)		73	73
4.69%, 2/25/36 (a)		36	23
Hipocat 11 FTA,
3 Month EURIBOR + 0.13%, 0.00%, 1/15/50 (a)	EUR	20	21
IM Pastor 3 FTH,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/43 (a)		73	75
IM Pastor 4 FTA,
3 Month EURIBOR + 0.14%, 0.00%, 3/22/44 (a)		61	63
IndyMac INDX Mortgage Loan Trust,
3.85%, 12/25/34 (a)		$21	21
Lansdowne Mortgage Securities No. 1 PLC,
3 Month EURIBOR + 0.30%, 0.00%, 6/15/45 (a)	EUR	14	15
Lansdowne Mortgage Securities No. 2 PLC,
3 Month EURIBOR + 0.34%, 0.00%, 9/16/48 (a)		40	41
Lehman Mortgage Trust,
6.00%, 7/25/36		$64	49
LHOME Mortgage Trust,
3.87%, 7/25/24 (b)		100	100
Magnolia Finance XI DAC,
3 Month EURIBOR + 2.75%, 2.75%, 5/22/20 (a)(b)	EUR	225	253
National City Mortgage Capital Trust,
6.00%, 3/25/38		$15	16
Newgate Funding PLC,
3 Month GBP LIBOR + 3.00%, 3.80%, 12/15/50 (a)	GBP	119	155
OBX Trust,
3.50%, 10/25/59 (a)(b)		$93	94
PMC PLS ESR Issuer LLC,
5.07%, 11/25/24 (b)		145	146
PRPM LLC,
3.50%, 10/25/24 (a)(b)		97	97
RBSSP Resecuritization Trust,
3.65%, 12/25/35 (a)(b)		215	216
Reperforming Loan REMIC Trust,
8.50%, 6/25/35 (b)		54	59
Residential Mortgage Securities 30 PLC,
2.05%, 3/20/50	GBP	100	132
ResLoC UK PLC,
3 Month EURIBOR + 0.45%, 0.06%, 12/15/43 (a)	EUR	107	108
RMAC Securities No 1 PLC,
3 Month EURIBOR + 0.27%, 0.00%, 6/12/44 (a)		266	276
Seasoned Credit Risk Transfer Trust,
3.75%, 9/25/55 (a)(b)		$150	146
4.50%, 2/25/59 (a)(b)		150	153
4.75%, 5/25/57 – 10/25/58(a)		200	206
4.75%, 7/25/58 (a)(b)		200	207
Silver Hill Trust 2019-SBC1,
3.10%, 11/25/49 (b)		150	150

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

STARM Mortgage Loan Trust,
4.61%, 1/25/37 (a)		25	25
Uropa Securities PLC,
3 Month GBP LIBOR + 0.35%, 1.14%, 6/10/59 (a)	GBP	45	56
3 Month GBP LIBOR + 0.55%, 1.32%, 10/10/40 (a)		91	111
3 Month GBP LIBOR + 0.55%, 1.34%, 6/10/59 (a)		82	103
3 Month GBP LIBOR + 0.75%, 1.54%, 6/10/59 (a)		38	47
Washington Mutual MSC Mortgage Pass-Through Certificates,
5.50%, 3/25/33		$25	25
			4,708
Sovereign (4.6%)
Australia Government Bond,
2.75%, 11/21/28	AUD	1	1
Brazil Notas do Tesouro Nacional Serie F,
10.00%, 1/1/29	BRL	300	90
Ghana Government International Bond,
8.13%, 1/18/26		$200	216
Guatemala Government Bond,
4.88%, 2/13/28		200	213
Hellenic Republic Government Bond,
3.38%, 2/15/25 (b)	EUR	115	147
3.45%, 4/2/24 (b)		40	51
Indonesia Treasury Bond,
6.13%, 5/15/28	IDR	635,000	43
8.25%, 5/15/29		465,000	36
Peruvian Government International Bond, (Units)
5.40%, 8/12/34 (b)(d)	PEN	60	19
Petroleos Mexicanos,
6.84%, 1/23/30 (b)		$10	11
Senegal Government International Bond,
6.25%, 5/23/33		200	211
Ukraine Government International Bond,
7.75%, 9/1/23		150	163
			1,201
U.S. Treasury Security (1.4%)
U.S. Treasury Note,
1.63%, 8/31/22		375	375
Total Fixed Income Securities (Cost $23,308)			23,689

	Shares
Short-Term Investments (8.4%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (e) (Cost $164)		164,067	164

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

	Face Amount (000)
U.S. Treasury Securities (7.2%)
U.S. Treasury Bills,
1.50%, 2/27/20 (f)(g)		$145	145
1.76%, 2/20/20 (f)(g)		1,350	1,347
U.S. Treasury Note
1.38%, 8/31/20		400	399
Total U.S. Treasury Securities (Cost $1,890)			1,891

Sovereign (0.1%)
Egypt Treasury Bill
16.05%, 3/10/2020 (Cost $30)	EGP	500	30

Commercial Paper (h) (0.5%)
Industrials (0.5%)
General Electric Co.,
4.38%, 9/16/20 (Cost $127)		$125	127
Total Short-Term Investments (Cost $2,211)			2,212
Total Investments Excluding Purchased Options (98.9%) (Cost $25,519)			25,901
Total Purchased Options Outstanding (0.1%) (Cost $15)			15
Total Investments (99.0%) (Cost $25,534) (i)(j)(k)			25,916
Other Assets in Excess of Liabilities (1.0%)			261
Net Assets (100.0%)			$26,177

(a)	Floating or variable rate securities: The rates disclosed are as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2019.
(d)	Consists of one or more classes of securities traded together as a unit.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended December 31, 2019, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(f)	Rate shown is the yield to maturity at December 31, 2019.
(g)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(h)	The rates shown are the effective yields at the date of purchase.
(i)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreement.
(j)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2019, the Fund did not engage in any cross-trade transactions.
(k)	At December 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $548,000 and the aggregate gross unrealized depreciation is approximately $99,000, resulting in net unrealized appreciation of approximately $449,000.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at December 31, 2019:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	EUR	2,728		$3,055	3/18/20	$(20)
Barclays Bank PLC	GBP	734		$962	3/18/20	(11)
Barclays Bank PLC		$34	EUR	30	3/18/20	- @
Barclays Bank PLC		$17	EUR	15	3/18/20	- @
JPMorgan Chase Bank NA	BRL	367		$89	3/18/20	(2)
JPMorgan Chase Bank NA	IDR	1,132,494		$80	3/18/20	(1)
JPMorgan Chase Bank NA	PEN	65		$19	3/18/20	(1)
Royal Bank Of Canada (UK)		$23	GBP	18	3/18/20	1
						$(34)

Futures Contracts:

The Fund had the following futures contracts open at December 31, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (000)
Short:
German Euro Bund (Germany)	2	Mar-20	EUR	(200)	$(382)	$3
U.S. Treasury 5 yr. Note (United States)	9	Mar-20		$(900)	(1,067)	4
U.S. Treasury 10 yr. Ultra Long Bond (United States)	7	Mar-20		(700)	(985)	3
						$10

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at December 31, 2019:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC* CDX.NA.HY.33	NR	Sell	5.00%	Quarterly	12/20/24	$1,980	$219	$128	$91

Morgan Stanley Institutional Fund Trust

Strategic Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2019:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Appreciation (000)
JPMorgan Chase Bank NA	USD/CDS	CDS	1.62	Jan - 20	1,000,000	1,000	$7	$7	$-
JPMorgan Chase Bank NA	USD/CDS	CDS	1.62	Jan - 20	1,000,000	1,000	8	8	-
							$15	$15	$-

@	–	Value is less than $500.
†	–	Credit rating as issued by Standard & Poor’s.
*	–	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
NR	–	Not rated.
AUD	–	Australian Dollar
BRL	–	Brazilian Real
EGP	–	Egyptian Pound
EUR	–	Euro
GBP	–	British Pound
IDR	–	Indonesian Rupiah
PEN	–	Peruvian Nuevo Sol
USD	–	United States Dollar

Portfolio Composition

	Percentage of
Classification	Total Investments
Asset-Backed Securities	29.9%
Mortgages - Other	18.2
Industrials	17.2
Finance	15.3
Other**	10.9
Short-Term Investments	8.5
Total Investments	100.0	%***

**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include open short futures contracts with a value of approximately $2,434,000 and total unrealized appreciation of approximately $10,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $34,000. Also does not include open swap agreement with total unrealized appreciation of approximately $91,000.

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)

	Face Amount (000)	Value (000)
Certificates of Deposit (4.4%)
International Banks (4.4%)
Bank of Montreal,
2.00%, 3/17/20 — 3/18/20	$75,000	$75,019
Qatar National Bank,
2.25%, 6/4/20	210,000	208,167
2.29%, 9/14/20	250,000	246,339
2.30%, 12/16/20	200,000	195,944
Sumitomo Mitsui Trust Bank Ltd.
2.00%, 3/24/20	150,000	150,000
Total Certificates of Deposit (Cost $874,652)		875,469

Commercial Paper (a) (12.8%)
Asset-Backed Diversified Financial Services (0.1%)
Collateralized Commercial Paper FLEX Co. LLC
2.04%, 10/14/20	25,000	24,617

Energy (1.0%)
Shell International Finance B.V
1.99%, 9/28/20 (b)	200,000	197,106

Food & Beverage (1.6%)
Coca-Cola Co.,
2.68%, 3/17/20 — 3/20/20	100,000	99,636
2.69%, 3/16/20	30,000	29,894
Parker-hannifin Corp.,
2.06%, 3/30/20 — 4/7/20	82,600	82,188
2.16%, 1/21/20 (b)	8,000	7,992
2.16%, 1/31/20 — 2/24/20	60,500	60,340
2.17%, 2/25/20	35,000	34,899
2.25%, 1/6/20	5,400	5,399
		320,348
Health Care Services (1.1%)
Catholic Health Initiatives,
2.07%, 5/13/20	22,350	22,191
2.27%, 2/13/20	24,291	24,236
2.32%, 1/23/20	14,134	14,119
Walgreens Boots Alliance, Inc.,
2.54%, 1/6/20	48,900	48,885
2.58%, 1/15/20 — 1/31/20	100,000	99,872
		209,303
Hospitality (1.2%)
Marriott International, Inc.,
2.18%, 2/13/20	32,400	32,317
2.32%, 1/15/20 — 1/29/20	112,000	111,871
Starbucks Corp.
2.07%, 6/16/20	100,000	99,036
		243,224
International Banks (7.6%)
Banque Federative du Credit Mutuel SA
2.96%, 2/3/20	200,000	199,706

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Credit Agricole Corporate and Investment Bank
2.00%, 3/24/20	250,000	248,926
Lloyds Bank PLC
2.67%, 1/7/20	125,000	124,962
Reckitt Benckiser Treasury Services PLC,
2.23%, 4/20/20	16,000	15,902
2.51%, 7/31/20	40,000	39,521
2.53%, 7/7/20	38,000	37,600
2.79%, 2/3/20	25,000	24,957
2.79%, 2/6/20 (b)	25,000	24,953
2.81%, 3/4/20 (b)	50,000	49,835
Royal Bank of Canada
2.01%, 3/20/20	350,000	348,565
Sumitomo Mitsui Trust Bank Ltd.
2.00%, 3/27/20	250,000	248,825
Toronto Dominion Bank
2.01%, 3/31/20	175,000	174,170
		1,537,922
Wireless Telecom Services (0.2%)
Bell Canada
2.22%, 2/7/20	45,000	44,907
Total Commercial Paper (Cost $2,576,340)		2,577,427

Corporate Bonds (11.4%)
Domestic Banks (3.9%)
Bank of America Corp.
5.63%, 7/1/20	2,362	2,406
Branch Banking and Trust Company,
2.25%, 6/1/20	18,137	18,151
2.63%, 6/29/20	54,014	54,164
Citibank NA
2.10%, 6/12/20	16,850	16,859
Citigroup, Inc.,
2.40%, 2/18/20	148,501	148,565
5.38%, 8/9/20	49,861	50,883
HSBC Bank USA NA,
2.35%, 3/5/20	137,402	137,480
2.75%, 8/7/20	88,643	89,035
ING Bank NV,
2.45%, 3/16/20 (b)	52,870	52,927
2.70%, 8/17/20 (b)	935	939
Wells Fargo Bank NA
2.40%, 1/15/20	220,000	220,033
		791,442
International Banks (7.5%)
ABN AMRO Bank NV
2.45%, 6/4/20 (b)	41,263	41,339
American Express Credit Corp.,
2.20%, 3/3/20	2,677	2,677
2.38%, 5/26/20	136,285	136,458
Series F
2.60%, 9/14/20	19,745	19,820
ANZ New Zealand International Ltd.,
2.20%, 7/17/20 (b)	27,900	27,943
2.85%, 8/6/20 (b)	2,700	2,714
Bank of Montreal
2.10%, 6/15/20	15,888	15,908

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Bank of Nova Scotia
2.15%, 7/14/20	2,750	2,753
Banque Federative du Credit Mutuel SA
2.20%, 7/20/20 (b)	41,539	41,581
BNP Paribas SA
2.38%, 5/21/20	12,856	12,874
BNZ International Funding Ltd.
2.40%, 2/21/20 (b)	41,975	41,990
BPCE SA
2.25%, 1/27/20	30,250	30,252
Commonwealth Bank of Australia,
2.25%, 3/10/20 (b)	2,000	2,001
2.30%, 3/12/20	4,250	4,253
5.00%, 3/19/20 (b)	30,275	30,469
Cooperatieve Rabobank UA
4.75%, 1/15/20 (b)	3,000	3,003
Credit Agricole Corporate and Investment Bank
2.75%, 6/10/20 (b)	53,175	53,358
Landesbank Hessen Thuringen
2.71%, 2/3/20	150,000	149,775
Lloyds Bank PLC,
2.40%, 3/17/20	24,130	24,151
2.70%, 8/17/20	25,800	25,916
5.80%, 1/13/20 (b)	26,260	26,287
Macquarie Bank Ltd.,
2.40%, 1/21/20 (b)	30,514	30,518
2.85%, 7/29/20 (b)	8,191	8,234
Metropolitan Life Global Funding I
2.05%, 6/12/20 (b)	7,990	7,995
Mizuho Bank Ltd.
2.40%, 3/26/20 (b)	60,698	60,770
National Bank of Canada
2.15%, 6/12/20	147,616	147,773
Nordea Bank AB,
2.13%, 5/29/20 (b)	18,505	18,513
4.88%, 1/27/20 (b)	38,734	38,813
Sumitomo Mitsui Banking Corp.,
2.45%, 1/16/20	96,641	96,662
2.51%, 1/17/20	232,929	232,972
2.65%, 7/23/20	66,675	66,939
Suncorp-Metway Ltd.
2.35%, 4/27/20 (b)	40,465	40,518
Toronto Dominion Bank
3.00%, 6/11/20	11,500	11,555
UBS AG
2.35%, 3/26/20	16,269	16,288
UBS AG London
2.20%, 6/8/20 (b)	31,390	31,432
Westpac Banking Corp.
3.05%, 5/15/20	9,458	9,504
		1,514,008
Total Corporate Bonds (Cost $2,302,743)		2,305,450

Floating Rate Notes (c) (57.3%)
Asset-Backed Diversified Financial Services (3.5%)
Collateralized Commercial Paper FLEX Co. LLC,
1 Month USD LIBOR + 0.30%, 2.00%, 8/19/20 (b)	100,000	100,017
1 Month USD LIBOR + 0.31%, 2.01%, 8/25/20 (b)	100,000	100,022
1 Month USD LIBOR + 0.35%, 2.07%, 12/1/20 (b)	275,000	275,046

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

1 Month USD LIBOR + 0.38%, 2.09%, 10/28/20 (b)	100,000	100,088
Collateralized Commercial Paper II Co. LLC,
1 Month USD LIBOR + 0.40%, 2.11%, 1/7/20 (b)	120,000	120,013
		695,186
Diversified Financial Services (0.2%)
American Express Co.,
3 Month USD LIBOR + 0.33%, 2.27%, 10/30/20	2,750	2,754
American Express Credit Corp.,
3 Month USD LIBOR + 0.43%, 2.34%, 3/3/20	5,472	5,474
3 Month USD LIBOR + 0.73%, 2.65%, 5/26/20	16,472	16,506
Series F
3 Month USD LIBOR + 1.05% ,2.94%, 9/14/20	19,526	19,638
		44,372
Domestic Banks (4.0%)
Bank of America NA
1.99%, 10/6/20	40,000	40,011
Citigroup, Inc.,
3 Month USD LIBOR + 1.31%, 3.25%, 10/26/20	4,501	4,544
HSBC Bank USA NA,
3 Month USD LIBOR + 0.18%, 2.08%, 11/20/20	50,000	50,024
3 Month USD LIBOR + 0.18%, 2.09%, 12/24/20	159,000	159,052
ING U.S. Funding LLC,
3 Month USD LIBOR + 0.17%, 2.10%, 9/23/20 (b)	165,000	165,029
3 Month USD LIBOR + 0.20%, 2.17%, 10/19/20 (b)	100,000	100,035
Mizuho Securities USA LLC,
3 Month USD LIBOR + 0.19%, 2.12%, 7/24/20 (b)	45,000	45,002
3 Month USD LIBOR + 0.27%, 2.18%, 12/9/20	30,000	30,004
3 Month USD LIBOR + 0.19%, 2.19%, 7/13/20 (b)	100,000	100,013
3 Month USD LIBOR + 0.31%, 2.24%, 1/31/20	50,000	50,012
3 Month USD LIBOR + 0.28%, 2.28%, 11/17/20 (b)	50,000	50,015
Wells Fargo Bank NA,
3 Month USD LIBOR + 0.23%, 2.23%, 1/15/20	19,105	19,108
		812,849
International Banks (49.1%)
Bank of Montreal,
1 Month USD LIBOR + 0.30%, 2.01%, 10/9/20	200,000	200,065
3 Month USD LIBOR + 0.19%, 2.12%, 11/25/20	200,000	200,149
Barclays Bank PLC,
3 Month USD LIBOR + 0.46%, 2.44%, 1/11/21	1,200	1,202
3 Month USD LIBOR + 0.45%, 2.46%, 10/9/20	250,000	250,123
1 Month USD LIBOR + 0.50%, 2.87%, 4/14/20	120,000	120,131
BNP Paribas SA,
3 Month USD LIBOR + 0.24%, 2.22%, 10/13/20	44,000	44,029
BNZ International Funding Ltd.,
1 Month USD LIBOR + 0.30%, 2.02%, 9/10/20 — 9/11/20(b)	273,000	273,077
1 Month USD LIBOR + 0.28%, 2.02%, 8/13/20 (b)	100,000	100,019
1 Month USD LIBOR + 0.30%, 2.04%, 9/14/20 (b)	100,000	100,029
1 Month USD LIBOR + 0.26%, 2.05%, 3/23/20 (b)	200,000	200,092
1 Month USD LIBOR + 0.27%, 2.06%, 10/27/20 (b)	140,000	139,997
3 Month USD LIBOR + 0.19%, 2.19%, 10/8/20 (b)	125,000	125,080
Credit Agricole Corporate and Investment Bank,
3 Month USD LIBOR + 0.29%, 2.19%, 11/2/20 (b)	44,158	44,176
3 Month USD LIBOR + 0.29%, 2.20%, 8/25/20	80,000	80,091
3 Month USD LIBOR + 0.35%, 2.29%, 7/30/20	23,164	23,182
3 Month USD LIBOR + 0.40%, 2.34%, 9/24/20	110,300	110,471
3 Month USD LIBOR + 0.47%, 2.47%, 7/13/20	200,000	200,409

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Credit Suisse AG,
SOFR + 0.45%, 1.99%, 9/25/20	150,000	150,066
SOFR + 0.57%, 2.11%, 1/3/20	50,000	50,002
Credit Suisse NY,
SOFR + 0.48%, 2.02%, 10/2/20	150,000	150,091
3 Month USD LIBOR + 0.23%, 2.12%, 12/30/20	300,000	300,042
3 Month USD LIBOR + 0.24%, 2.14%, 12/8/20	75,000	75,023
3 Month USD LIBOR + 0.25%, 2.25%, 11/2/20	300,000	300,160
DBS Group Holdings Ltd.,
3 Month USD LIBOR + 0.49%, 2.38%, 6/8/20 (b)	114,337	114,445
Diageo Capital PLC,
3 Month USD LIBOR + 0.24%, 2.14%, 5/18/20	8,181	8,187
HSBC Bank PLC,
1 Month USD LIBOR + 0.29%, 2.01%, 8/10/20 (b)	178,000	178,045
1 Month USD LIBOR + 0.40%, 2.11%, 10/6/20 (b)	195,000	195,079
3 Month USD LIBOR + 0.23%, 2.23%, 10/13/20 (b)	100,000	100,088
Lloyds Bank PLC,
3 Month USD LIBOR + 0.16%, 2.09%, 4/17/20	100,700	100,720
1 Month USD LIBOR + 0.30%, 2.09%, 4/27/20	234,500	234,608
1 Month USD LIBOR + 0.45%, 2.19%, 8/17/20 (b)	335,000	335,345
Macquarie Bank Ltd.,
1 Month USD LIBOR + 0.25%, 1.97%, 7/9/20 (b)	15,000	15,002
3 Month USD LIBOR + 0.12%, 2.01%, 5/7/20 (b)	40,000	40,012
Mizuho Bank Ltd.,
3 Month USD LIBOR + 0.10%, 1.99%, 3/9/20 — 3/10/20	110,000	110,017
3 Month USD LIBOR + 0.12%, 2.01%, 3/6/20	175,000	175,031
3 Month USD LIBOR + 0.33%, 2.33%, 4/15/20	273,000	273,245
Natixis NY,
3 Month USD LIBOR + 0.20%, 2.10%, 11/13/20	250,000	250,117
3 Month USD LIBOR + 0.21%, 2.11%, 12/22/20	410,000	410,212
3 Month USD LIBOR + 0.20%, 2.15%, 12/29/20	275,000	275,000
Nordea Bank AB,
3 Month USD LIBOR + 0.47%, 2.38%, 5/29/20 (b)	5,000	5,009
Royal Bank of Canada,
SOFR + 0.51%, 2.96%, 1/9/20 (b)	195,000	195,025
Skandinaviska Enskilda Banken AB,
3 Month USD LIBOR + 0.17%, 2.14%, 10/16/20	100,000	100,066
3 Month USD LIBOR + 0.15%, 2.24%, 10/5/20	195,000	195,095
Societe Generale,
3 Month USD LIBOR + 0.21%, 2.12%, 3/3/20	45,900	45,912
3 Month USD LIBOR + 0.23%, 2.14%, 6/1/20 (b)	200,000	200,136
3 Month USD LIBOR + 0.25%, 2.14%, 12/14/20 (b)	250,000	250,081
3 Month USD LIBOR + 0.25%, 2.15%, 12/21/20 (b)	250,000	250,083
Sumitomo Mitsui Banking Corp.,
3 Month USD LIBOR + 0.41%, 2.31%, 6/18/20	195,000	195,321
3 Month USD LIBOR + 0.42%, 2.32%, 8/20/20	30,000	30,058
3 Month USD LIBOR + 0.41%, 2.32%, 5/1/20	15,000	15,019
3 Month USD LIBOR + 0.35%, 2.35%, 1/17/20	178,144	178,180
3 Month USD LIBOR + 0.37%, 2.37%, 10/16/20	18,435	18,470
3 Month USD LIBOR + 0.37%, 2.63%, 1/31/20	34,272	34,282
Sumitomo Mitsui Trust Bank Ltd.,
3 Month USD LIBOR + 0.07%, 1.97%, 5/26/20	75,000	75,010
3 Month USD LIBOR + 0.19%, 2.13%, 4/20/20	300,000	300,156
Svenska Handelsbanken AB,
3 Month USD LIBOR + 0.15%, 2.11%, 12/30/20	200,000	200,029
3 Month USD LIBOR + 0.15%, 2.24%, 10/2/20	75,000	75,036
Toronto Dominion Bank,
1 Month USD LIBOR + 0.31%, 2.10%, 10/20/20	250,000	250,076
3 Month USD LIBOR + 0.19%, 2.14%, 9/28/20 (b)	250,000	250,209
3 Month USD LIBOR + 0.19%, 2.15%, 9/30/20 (b)	100,000	100,085
3 Month USD LIBOR + 0.19%, 2.23%, 10/7/20	75,000	75,059

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

UBS AG London,
1 Month USD LIBOR + 0.35%, 2.07%, 9/8/20 (b)	220,000	220,060
1 Month USD LIBOR + 0.37%, 2.07%, 11/3/20 (b)	75,000	75,024
3 Month USD LIBOR + 0.20%, 2.11%, 11/30/20 (b)	200,000	200,019
1 Month USD LIBOR + 0.35%, 2.14%, 9/18/20 — 9/21/20(b)	195,000	195,039
3 Month USD LIBOR + 0.48%, 2.39%, 12/1/20 (b)	5,745	5,760
Westpac Banking Corp.,
3 Month USD LIBOR + 0.12%, 2.12%, 1/17/20 (b)	100,000	100,006
		9,887,164
Wireless Telecom Services (0.5%)
AT&T, Inc.,
3 Month USD LIBOR + 0.65%, 2.65%, 1/15/20	2,500	2,501
3 Month USD LIBOR + 0.93%, 2.89%, 6/30/20	31,336	31,450
Verizon Communications, Inc.,
3 Month USD LIBOR + 0.55%, 2.45%, 5/22/20	67,114	67,236
		101,187
Total Floating Rate Notes (Cost $11,536,609)		11,540,758

Repurchase Agreements (13.8%)
Bank of America Securities, Inc., (2.21% (c), dated 12/20/19, due 12/18/20; proceeds $306,698; fully collateralized by Convertible Bonds, 0.00% - 9.00% due 9/15/21 - 4/30/73 (d) and Common Stocks and Preferred Stocks valued at $317,466) (Demand 3/20/20)	300,000	300,000
Bank of Nova Scotia, (1.74%, dated 12/31/19, due 1/2/20; proceeds $549,053; fully collateralized by various Corporate Bonds; 2.75% - 8.25% due 5/1/20 - 10/15/27 (d); valued at $581,940)	549,000	549,000
BMO Capital Markets Corp., (1.64%, dated 12/31/19, due 1/2/20; proceeds $6,001; fully collateralized by various Corporate Bonds; 2.15% - 3.25% due 9/28/20 - 3/1/27; valued at $6,300)	6,000	6,000
BNP Paribas Prime Brokerage, Inc., (1.77%, dated 12/31/19, due 1/2/20; proceeds $72,007; fully collateralized by various Corporate Bonds; 4.75% - 9.75% due 3/15/21 - 9/30/39 (d); valued at $76,037)	72,000	72,000
BNP Paribas Prime Brokerage, Inc., (2.07% (c), dated 12/23/19, due 9/18/20; proceeds $388,946; fully collateralized by various Corporate Bonds; 3.45% - 11.5% due 12/15/20 - 5/15/87(d); valued at $411,014) (Demand 1/2/20)	383,000	383,000
BNP Paribas Securities Corp., (2.14% (c), dated 8/7/19, due 3/30/20; proceeds $262,846; fully collateralized by various Corporate Bonds; 2.2% - 10.88% due 12/1/20 - 7/15/32(d); valued at $263,650) (Demand 2/7/20)	260,000	260,000
BNP Paribas Securities Corp., (2.16%(c), dated 3/14/19, due 3/16/20; proceeds $209,477; fully collateralized by various Corporate Bonds; 4.01% - 10.5% due 3/15/20 - 4/20/67(d); valued at $209,526) (Demand 3/12/20)	205,000	205,000
BNP Paribas Securities Corp., (2.34%(c), dated 10/2/19, due 3/30/20 proceeds $25,149; fully collateralized by various Corporate Bonds; 5.38% - 10.75% due 2/15/22 - 9/30/39(d); valued at $25,292) (Demand 1/2/20)	25,000	25,000
Citigroup Global Markets Holdings, Inc., (2.28%(c), dated 9/24/19, due 9/24/20; proceeds $204,636; fully collateralized by various Corporate Bonds; 3.45% - 13.00% due 3/15/20 - 4/1/45; valued at $204,239) (Demand 1/24/20)	200,000	200,000
HSBC Securities USA, Inc., (1.64%, dated 12/31/19, due 1/2/20; proceeds $23,002; fully collateralized by various Corporate Bonds; 2.13% - 4.5% due 9/24/20 - 12/6/48; valued at $24,152)	23,000	23,000

Morgan Stanley Institutional Fund Trust

Ultra-Short Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

HSBC Securities USA, Inc., (1.74%, dated 12/31/19, due 1/2/20; proceeds $1,000; fully collateralized by various Corporate Bonds; 7.75% due 12/15/25; valued at $1,060)	1,000	1,000
ING Financial Markets LLC, (1.64%, dated 12/31/19, due 1/2/20; proceeds $2,000; fully collateralized by various Corporate Bonds; 2.25% - 7.00% due 3/2/20 - 5/1/41(d); valued at $2,080)	2,000	2,000
JP Morgan Securities LLC, (2.43%(c), dated 9/3/19, due 5/29/20; proceeds $262,241; fully collateralized by various Corporate Bonds; 3.45% - 11.00% due 6/15/20 - 6/1/47(d); valued at $262,685) (Demand 1/30/20)	258,000	258,000
Pershing LLC, (1.75%, dated 12/31/19, due 1/2/20; proceeds $150,015; fully collateralized by various Corporate Bonds; 1.75% - 8.57% due 2/1/20 - 10/1/97(d); valued at $157,947)	150,000	150,000
Wells Fargo Securities LLC, (1.69%, dated 12/31/19, due 1/2/20; proceeds $1,000; fully collateralized by various Common Stocks and Preferred Stocks; valued at $1,050)	1,000	1,000
Wells Fargo Securities LLC, (1.69%, dated 12/31/19, due 1/7/20; proceeds $140,046; fully collateralized by various Corporate Bonds; 1.63% - 9.75% due 5/11/20 - 11/15/48(d); valued at $147,001)	140,000	140,000
Wells Fargo Securities LLC, (2.13%, dated 12/19/19, due 3/11/20; proceeds $100,491; fully collateralized by various Corporate Bonds; 2.83% - 5.00% due 9/21/21 - 9/30/47(d); valued at $105,000)	100,000	100,000
Wells Fargo Securities LLC, (2.33%, dated 12/19/19, due 3/18/20; proceeds $100,583; fully collateralized by various Corporate Bonds; 5.38% - 10.00% due 5/21/21 - 1/15/44; valued at $106,000)	100,000	100,000
Total Repurchase Agreements (Cost $2,775,000)		2,775,000
Total Investments (99.7%) (Cost $20,065,344) (e)(f)		20,074,104
Other Assets in Excess of Liabilities (0.3%)		67,338
Net Assets (100.0%)		$20,141,442

(a)	The rates shown are the effective yields at the date of purchase.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of December 31, 2019.
(e)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2019, the Fund did not engage in any cross-trade transactions.
(f)	At December 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,896,000 and the aggregate gross unrealized depreciation is approximately $136,000, resulting in net unrealized appreciation of approximately $8,760,000.

LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
USD	United States Dollar.

Portfolio Composition

Classification	Percentage of Total Investments
Floating Rate Notes	57.5%
Repurchase Agreements	13.8
Commercial Paper	12.8
Corporate Bonds	11.5
Other*	4.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)

	Face Amount (000)	Value (000)
Weekly Variable Rate Bonds (a) (34.5%)
Ascension Parish, LA, BASF Corp Project Ser 1995 (AMT)
1.72%, 3/1/25	$2,400	$2,400
Brazos, TX, River Harbor Navigation District BASF Corp. Project Ser 1996 (AMT)
1.72%, 4/1/31	2,400	2,400
Colorado Springs, CO, Utilities System Sub Lien Ser 2005 A
1.69%, 11/1/35	2,500	2,500
Clark County, NV, Airport Bonds, Ser 2008 A (AMT)
1.73%, 7/1/27	11,300	11,300
East Baton Rouge Parish Industrial Development Board, Inc.
1.73%, 6/1/29 (b)	4,300	4,300
Flint Hills Resources, Ser 2005
1.61%, 1/1/30	7,500	7,500
Iowa State Finance Authority,
Midwestern Disaster Area Revenue Bonds Archer-Daniels-Midland Company Project Ser 2011
1.64%, 12/1/51	2,795	2,795
Solid Waste Facilities Revenue Bonds, Mid America Energy Company Project, Ser 2016 B (AMT)
1.55%, 12/1/46	2,500	2,500
Solid Waste Facilities Revenue Bonds, Mid America Energy Company Project, Ser 2017
1.78%, 12/1/47	7,500	7,500
King George County, VA, Industrial Development Authority Waste Management, Inc. Ser 1996
1.70%, 9/1/21	1,300	1,300
Ohio Water Development Authority, Environmental Improvement Revenue Bonds, Waste Management, Inc. Project, Ser 2000B
1.78%, 7/1/20	1,900	1,900
Port of Corpus Christi Authority of Nueces County, TX, Solid Waste Disposal Revenue Bonds Flint Hills Resrources, LP Project Ser 2005 A
1.73%, 7/1/29 (b)	5,500	5,500
Port of Tacoma, WA, Sub Lien Ser 2008
1.61%, 12/1/35	4,800	4,800
RBC Municipal Products Trust, Inc., MA, Partners Healthcare System Adjustable Ser 2019 T-2 Floater Certificates Ser 2018-E-130
1.64%, 11/1/23 (b)	1,000	1,000
RBC Municipal Products Trust, Inc., MO, Health and Educational Facilities Authority of the State of Missouri SSM Health Ser 2019 A Floater Certificates Ser 2019-C17
1.65%, 12/1/39 (b)	2,000	2,000
RBC Municipal Products Trust, Inc., NY,
New York City Municipal Water Finance Authority Adjustable Ser 2019-CC Floater Certificates Ser 2018-E-129
1.64%, 11/15/22 (b)	4,000	4,000
New York City Variable Ser 2006 Subser I-5 Floater Certificates Ser 2019-E133
1.64%, 5/1/23 (b)	4,000	4,000
RBC Municipal Products Trust, Inc., TX, Various States Certificates E-141
1.64%, 12/1/23 (b)	5,000	5,000
Tender Option Bond Series Trust, CA, California Statewide Communities Development Authority- Multifamily Housing Metropolitan Lofts Ser 2007 A Puttable Floating Rate Receipts Ser 2019-BAML 8003
1.71%, 2/1/53 (b)	1,000	1,000

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Tender Option Bond Trust, DC, District of Columbia Housing Finance Agency, Multi-Family Housing Ser 2014 A Puttable Floating Rate Receipts Ser 2019
1.69%, 8/1/47 (b)	2,400	2,400
Tender Option Bond Trust, MD, Agency Enhanced Affordable Housing Trust Receipts, Puttable Floating Rate Receipts Ser 2019-BAML 0009 (AMT)
1.71%, 2/23/21 (b)	10,000	10,000
Tender Option Bond Trust, TX,
Harris County Cultural Education Facilities Financing Corporation Baylor College of Medicine Ser B Puttable Floating Rate Receipts Ser 2019-BAML 5012
1.66%, 11/15/46 (b)	3,155	3,155
Harris County Cultural Education Facilities Financing Corporation Baylor College of Medicine Ser B Puttable Floating Rate Receipts Ser 2019-BAML 5013
1.66%, 11/15/46 (b)	2,550	2,550
Total Weekly Variable Rate Bonds (Cost $91,800)		91,800

Daily Variable Rate Bonds (a) (8.7%)
Broward County, FL, Industrial Development Revenue, Florida Power & Light Company Ser 2018 A
1.68%, 12/1/48	2,100	2,100
Columbia, AL,
Industrial Development Board Pollution Control Revenue, Alabama Power Company Project Ser 1998 (AMT)
1.72%, 6/1/28	2,300	2,300
Industrial Development Board Pollution Control Revenue, Alabama Power Company Project Ser 2014 A
1.69%, 12/1/37	1,650	1,650
JPMorgan Chase Putters/Drivers Trust, FL, Various States Certificates 5032
1.68%, 12/15/34 (b)	5,000	5,000
Louisville and Jefferson County, KY, Regional Airport UPS Worldwide
1.72%, 1/1/29	4,400	4,400
West Jefferson, AL, Industrial Development Board Solid Waste Disposal Revenue Alabama Power- Miller Plant Ser 2008 (AMT)
1.74%, 12/1/38	7,700	7,700
Total Daily Variable Rate Bonds (Cost $23,150)		23,150

Closed-End Investment Companies (a) (9.8%)
BlackRock MuniYield Investment Fund, Inc. (MYF), OT, VRDP Ser W-7-594 (AMT)
1.73%, 6/1/41	4,000	4,000
BlackRock MuniYield Quality Fund III, Inc. (MYI), OT, VRDP (AMT)
1.75%, 6/1/41	2,400	2,400
JP Morgan Chase & Co., OT, Variable Rate Muni Term Preferred- Invesco Value Municipal Income Trust PUTTERs Ser 5027 (AMT)
1.91%, 6/1/21 (b)	11,000	11,000
Nuveen AMT-Free Municipal Credit Income Fund
1.96%, 3/1/29	1,300	1,300
Nuveen New York AMT Free Quality Municipal Income Fund 800, Ser E (AMT)
1.70%, 5/1/47 (b)	5,000	5,000
Nuveen Quality Municipal Income Fund, Ser 2-2525 (AMT)
1.75%, 9/11/26 (b)	2,400	2,400
Total Closed-End Investment Companies (Cost $26,100)		26,100

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Floating Rate Notes (a) (14.5%)
County of Allen, OH, Mercy Health Adjustable Rate Hospital Facilities Revenue Bond Series 2015 B
2.36%, 11/1/35	2,070	2,071
Director of the State of Nevada Department of Business and Industry, Variable Rate Demand Solid Waste Disposal Revenue Bonds, Republic Services, Inc. Project Set 2001 (AMT)
1.47%, 12/1/26 (b)	3,700	3,700
Harris County Cultural Education Facilities Finance Corporation, TX, Herman Health System Ser 2013 B
2.36%, 6/1/20	2,000	2,004
Massachusetts Development Finance Agency, MA, Partners HealthCare System Series 2015 O-3
2.09%, 7/1/50	1,915	1,915
Miami-Dade County, FL, Industrial Development Authority Solid Waste Management, Inc. of Florida Ser 2011 (AMT)
1.60%, 11/1/41	4,500	4,505
Michigan Finance Authority, Hospital Refunding Bonds McLaren Health Care Ser 2015-D2
1.97%, 10/15/38	1,000	1,001
Michigan State Finance Authority, Trinity Health Credit Group Ser 2015
1.74%, 12/1/39	6,010	6,022
Mississippi Business Finance Corporation Gulf Opportunity Zone Bonds, National Rural Utilities Coast Electric Power Association Project Ser 2007C
1.35%, 5/1/37	4,125	4,126
National Finance Authority, NH, Exempt Facilities, Emerald Renewable Diesel LLC Project, Ser 2019 (AMT)
2.00%, 6/1/49 (b)	10,000	10,029
Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds, Ser 2014 B
2.49%, 12/1/20	3,200	3,210
Total Floating Rate Notes (Cost $38,581)		38,583

Quarterly Variable Rate Bond (a) (1.7%)
Pennsylvania Economic Development Financing Authority, Republic Service, Inc. Ser 2019A (AMT)
1.45%, 4/1/34 (Cost $4,500)	4,500	4,500

Semi-Annual Variable Rate Bonds (a) (3.6%)
RBC Municipal Products Trust, Inc., CO, City and County of Denver, Airport System – Subordinate Bonds Floater Certificates Ser 2019-G114
1.86%, 12/1/26 (b)	4,000	4,000
RBC Municipal Products Trust, Inc., FL, Broward County Port Facilities Revenue Ser B Floater Certificates Ser 2019-G115
1.86%, 9/1/27 (b)	4,000	4,000
RBC Municipal Products Trust, Inc., SC, Transportation Infrastructure Bank Ser 2017 A, Floater Certificates Ser 2019-G109
1.81%, 10/1/25 (b)	1,500	1,500
Total Semi-Annual Variable Rate Bonds (Cost $9,500)		9,500

Commercial Paper (c) (14.0%)
Atlanta Airport Enterprise, GA, Third Lien Airport General Revenue Commercial Paper Notes, Series J-2
1.45%, 3/23/20	3,187	3,189
City of Garland, TX, Utilities System Revenue Ser 2018
1.25%, 3/4/20	4,625	4,625

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

Dallas, TX, Waterworks and Sewer System Commercial Paper Notes, Ser D-1
1.20%, 2/6/20	5,000	5,000
JEA, FL, Water & Sewer System Sub-Ser 2000 F-2
1.40%, 1/8/20	12,000	11,999
Miami-Dade County, FL, Seaport Revenue Series A-1 (AMT)
1.30%, 3/10/20	5,000	5,000
Montgomery County, MD, 2010 Ser A BANs
1.16%, 1/29/20	3,000	3,000
University of Texas Regents, Financing System Ser 2015 A
1.29%, 5/28/20	3,500	3,501
York County, SC, Pollution Control National Rural Utilities Cooperative Finance Corporation Ser 2001 B-1
1.30%, 1/2/20	1,000	1,000
Total Commercial Paper (Cost $37,312)		37,314

Municipal Bonds & Notes (11.9%)
Avon, IN, Community School Corporation, Ser 2019
2.25%, 7/15/20	2,460	2,472
Barberton, OH, 2019 Ser BANs
3.00%, 4/16/20	1,270	1,276
Belmont County, OH, 2019 Ser BANS
2.50%, 4/16/20	650	652
Euclid, OH, 2019 Ser BANs
3.00%, 4/30/20	1,325	1,333
Kentucky Rural Water Finance Corporation, Public Projects Construction Notes Ser 2018 E-1
2.25%, 3/1/20	310	310
Metropolitan Transportation Authority, NY, Series E
4.00%, 9/1/20	10,000	10,183
Miami-Dade County, FL, Aviation Revenue Miami International Airport Series 2012 A (AMT)
5.00%, 10/1/20	1,950	2,007
Olmsted Falls, OH, 2019 BANs
3.00%, 6/11/20	1,365	1,375
Port of Seattle, WA, Series A (AMT)
5.00%, 5/1/20	1,000	1,012
Southeastern, MA, Regional Transit Authority Revenue Anticipation Notes Ser 2019
2.25%, 8/21/20	3,400	3,420
Springfield, OH, 2019 Ser BANs
2.50%, 4/15/20	985	988
Sycamore Community City School District, OH
2.25%, 4/15/20	3,500	3,510
Texas, Ser 2019 (AMT)
5.00%, 8/1/20	705	720
Yonkers, NY, Ser 2020 RANs
2.00%, 6/29/20	2,500	2,508
Total Municipal Bonds & Notes (Cost $31,737)		31,766
Total Investments (98.7%) (Cost $262,680) (d)(e)(f)		262,713
Other Assets in Excess of Liabilities (1.3%)		3,568
Net Assets (100.0%)		$266,281

Morgan Stanley Institutional Fund Trust

Ultra-Short Municipal Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2019 (unaudited)(cont’d)

(a)	Floating or variable rate securities: The rates disclosed are as of December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	The rates shown are the effective yields at the date of purchase.
(d)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended December 31, 2019, the Fund did not engage in any cross-trade transactions.
(f)	At December 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $42,000 and the aggregate gross unrealized depreciation is approximately $9,000, resulting in net unrealized appreciation of approximately $33,000.

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.

Portfolio Composition

Classification	Percentage of Total Investments
Weekly Variable Rate Bonds	35.0%
Floating Rate Notes	14.7
Commercial Paper	14.2
Municipal Bonds & Notes	12.1
Closed-End Investment Companies	9.9
Daily Variable Rate Bonds	8.8
Other*	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund Trust

Notes to the Portfolio of Investments ▪ December 31, 2019 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Security Valuation: Ultra-Short Income: Securities owned by the Fund are stated at amortized cost which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Trust's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (“MSIM Limited”) (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) OTC swaps may be valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (8) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (9) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Trust's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Trust's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Trust’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Trust to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund's investments as of December 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$141	$—		$141
Agency Fixed Rate Mortgages	—	13,324	—		13,324
Asset-Backed Securities	—	1,435	—		1,435
Collateralized Mortgage Obligations - Agency Collateral Series	—	1	—		1
Commercial Mortgage-Backed Securities	—	2,022	—		2,022
Corporate Bonds	—	53,536	—		53,536
Mortgages - Other	—	3,203	—		3,203
Sovereign	—	76,453	—		76,453
U.S. Treasury Securities	—	14,516	—		14,516
Total Fixed Income Securities	—	164,631	—		164,631
Common Stocks
Aerospace & Defense	3,351	81	—		3,432
Air Freight & Logistics	1,354	397	—		1,751
Airlines	145	18	—		163
Auto Components	449	113	—		562
Automobiles	1,852	720	—		2,572
Banks	17,387	2,267	—		19,654
Beverages	3,074	36	—		3,110
Biotechnology	2,568	17	—		2,585
Building Products	398	354	—		752
Capital Markets	3,619	543	—		4,162
Chemicals	2,661	972	—		3,633
Commercial Banks	—	90	—		90
Commercial Services & Supplies	762	482	—		1,244
Communications Equipment	916	226	—		1,142
Construction & Engineering	4,934	48	—		4,982
Construction Materials	477	55	—		532
Consumer Finance	670	—	—		670
Containers & Packaging	474	—	—		474
Distributors	179	—	—		179
Diversified Consumer Services	19	—	—		19
Diversified Financial Services	1,259	226	—		1,485
Diversified Telecommunication Services	2,868	795	—		3,663
Electric Utilities	2,899	415	—		3,314
Electrical Equipment	904	687	—		1,591
Electronic Equipment, Instruments & Components	699	71	—		770
Energy Equipment & Services	372	65	—	†	437 †
Entertainment	1,667	—	—		1,667
Equity Real Estate Investment Trusts (REITs)	3,871	—	—		3,871
Food & Staples Retailing	2,452	31	—		2,483
Food Products	1,559	2,068	—		3,627
Gas Utilities	282	54	—		336
Health Care Equipment & Supplies	3,795	274	—		4,069
Health Care Providers & Services	2,675	166	—		2,841
Health Care Technology	133	—	—		133
Hotels, Restaurants & Leisure	3,513	1	—		3,514
Household Durables	916	46	—		962
Household Products	1,814	222	—		2,036
Independent Power & Renewable Electricity Producers	145	30	—		175
Industrial Conglomerates	1,567	471	—		2,038
Information Technology Services	7,495	983	—		8,478
Insurance	5,120	1,480	—		6,600
Interactive Media & Services	4,806	—@	—		4,806
Internet & Direct Marketing Retail	3,897	995	—		4,892
Leisure Products	104	—	—		104
Life Sciences Tools & Services	1,044	131	—		1,175
Machinery	1,629	1,068	—		2,697
Marine	—	137	—		137
Media	1,848	39	—		1,887
Metals & Mining	2,671	349	—		3,020
Multi-Line Retail	886	—	—		886
Multi-Utilities	1,639	217	—		1,856
Oil, Gas & Consumable Fuels	7,601	373	—		7,974
Paper & Forest Products	412	112	—		524
Personal Products	1,280	60	—		1,340
Pharmaceuticals	6,139	3,202	—		9,341
Professional Services	1,439	187	—		1,626
Real Estate Management & Development	711	5,306	—		6,017
Road & Rail	1,768	260	—		2,028
Semiconductors & Semiconductor Equipment	4,521	109	—		4,630
Software	7,033	543	—		7,576
Specialty Retail	2,568	149	—		2,717
Tech Hardware, Storage & Peripherals	4,850	—	—		4,850
Textiles, Apparel & Luxury Goods	1,854	558	—		2,412
Tobacco	1,405	46	—		1,451
Trading Companies & Distributors	610	35	—		645
Transportation Infrastructure	2,551	2,007	—		4,558
Water Utilities	173	—	—		173
Wireless Telecommunication Services	477	161	—		638
Total Common Stocks	155,210	30,548	—	†	185,758 †
Right	7	—	—		7
Warrant	—@	—	—		—@
Short-Term Investments
Investment Company	67,907	—	—		67,907
U.S. Treasury Securities	—	4,410	—		4,410
Total Short-Term Investments	67,907	4,410	—		72,317
Foreign Currency Forward Exchange Contracts	—	425	—		425
Futures Contracts	1,040	—	—		1,040
Interest Rate Swap Agreements	—	231	—		231
Total Return Swap Agreements	—	3,225	—		3,225
Total Assets	224,164	203,470	—	†	427,634 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(308)	—		(308)
Futures Contracts	(24)	—	—		(24)
Credit Default Swap Agreement	—	(29)	—		(29)
Total Return Swap Agreements	—	(1,306)	—		(1,306)
Total Liabilities	(24)	(1,643)	—		(1,667)
Total	$224,140	$201,827	$—	†	$425,967 †

@	Value is less than $500.
†	Includes one or more securities which are valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stocks (000)		Right (000)
Beginning Balance	$-	†	$-	†
Purchases	-		-
Sales	-		(- @	)
Amortization of discount	-		-
Transfers in	-		-
Transfers out	-		-
Corporate actions	-		-
Change in unrealized appreciation (depreciation)	-		-
Realized gains (losses)	-		- @
Ending Balance	$-	†	$-

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2019	$-		$-

@	Value is less than $500.
†	Includes one or more securities which are valued at zero.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Discovery
Assets:
Common Stocks
Biotechnology	$23,451	$—	$—	$23,451
Capital Markets	9,186	—	—	9,186
Entertainment	74,997	—	—	74,997
Health Care Equipment & Supplies	60,121	—	—	60,121
Health Care Providers & Services	37,810	—	—	37,810
Health Care Technology	30,113	—	3,201	33,314
Information Technology Services	170,903	—	—	170,903
Interactive Media & Services	104,180	—	—	104,180
Internet & Direct Marketing Retail	70,532	—	—	70,532
Leisure Products	19,227	—	—	19,227
Life Sciences Tools & Services	16,732	—	—	16,732
Road & Rail	29,836	—	—	29,836
Software	158,004	—	—	158,004
Specialty Retail	20,301	—	—	20,301
Total Common Stocks	825,393	—	3,201	828,594
Call Options Purchased	—	327	—	327
Short-Term Investments
Investment Company	51,024	—	—	51,024
Repurchase Agreements	—	3,824	—	3,824
Total Short-Term Investments	51,024	3,824	—	54,848
Total Assets	$876,417	$4,151	$3,201	$883,769

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Common Stock (000)
Beginning Balance	$2,832
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	369
Realized gains (losses)
Ending Balance	$3,201

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2019	$369

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2019. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of December 31, 2019.

Discovery	Fair Value at December 31, 2019 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$3,201	Market Transaction Method	Precedent Transaction	$449.46	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Core Plus Fixed Income
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$111	$—	$111
Agency Fixed Rate Mortgages	—	136,680	—	136,680
Asset-Backed Securities	—	98,460	—	98,460
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,908	—	1,908
Commercial Mortgage-Backed Securities	—	25,744	—	25,744
Corporate Bonds	—	229,976	—	229,976
Mortgages - Other	—	72,914	—	72,914
Municipal Bonds	—	4,935	—	4,935
Sovereign	—	54,430	—	54,430
U.S. Treasury Securities	—	84,999	—	84,999
Variable Rate Senior Loan Interests	—	5,981	—	5,981
Total Fixed Income Securities	—	716,138	—	716,138
Short-Term Investments
Investment Company	87,052	—	—	87,052
Sovereign	—	1,482	—	1,482
U.S. Treasury Securities	—	1,669	—	1,669
Total Short-Term Investments	87,052	3,151	—	90,203
Foreign Currency Forward Exchange Contract	—	237	—	237
Futures Contracts	347	—	—	347
Total Assets	87,399	719,526	—	806,925
Liabilities:
Foreign Currency Forward Exchange Contract	—	(777)	—	(777)
Futures Contracts	(128)	—	—	(128)
Credit Default Swap Agreement	—	(18)	—	(18)
Total Liabilities	(128)	(795)	—	(923)
Total	$87,271	$718,731	$—	$806,002

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Corporate Bond
Assets:
Fixed Income Securities
Corporate Bonds	$—	$130,937	$—	$130,937
Short-Term Investments
Investment Company	4,924	—	—	4,924
U.S. Treasury Security	—	1,861	—	1,861
Total Short-Term Investments	4,924	1,861	—	6,785
Futures Contracts	87	—	—	87
Total Assets	5,011	132,798	—	137,809
Liabilities:
Futures Contracts	(190)	—	—	(190)
Credit Default Swap Agreement	—	(3)	—	(3)
Interest Rate Swap Agreement	—	(338)	—	(338)
Total Liabilities	(190)	(341)	—	(531)
Total	$4,821	$132,457	$—	$137,278

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
High Yield
Assets:
Fixed Income Securities
Corporate Bonds	$—	$194,116	$—	$194,116
Variable Rate Senior Loan Interests	—	11,043	—	11,043
Total Fixed Income Securities	—	205,159	—	205,159
Common Stocks
Auto Components	—	1	—	1
Equity Real Estate Investment Trusts (REITs)	—	306	—	306
Machinery	—	—	13	13
Transportation	—	30	—	30
Semiconductors & Semiconductor Equipment	—	35	—	35
Total Common Stocks	—	372	13	385
Warrant	—	4	—	4
Participation Note	—	2	—	2
Short-Term Investment
Investment Company	2,399	—	—	2,399
Total Assets	$2,399	$205,537	$13	$207,949

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

High Yield	Common Stock (000)
Beginning Balance	$-
Purchases	-
Sales	-
Amortization of discount	-
Transfers in	-
Transfers out	-
Corporate actions	-
Change in unrealized appreciation (depreciation)	13
Realized gains (losses)	-
Ending Balance	$13

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2019	$13

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2019. The Fund calculated the weighted averages of the unobservable inputs relative to each investment’s fair value as of December 31, 2019.

High Yield	Fair Value at December 31, 2019 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Common Stock	$13	Market Comparable Companies	Enterprise Value/EBITDA	4.9	x	Increase
			Discount for Lack of Marketability	40.0%		Decrease

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short Duration
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$1,114	$—	$1,114
Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed)	—	355	—	355
Agency Fixed Rate Mortgages	—	1,574	—	1,574
Asset-Backed Securities	—	47,286	—	47,286
Collateralized Mortgage Obligations - Agency Collateral Series	—	1,191	—	1,191
Commercial Mortgage-Backed Securities	—	2,327	—	2,327
Corporate Bonds	—	178,884	—	178,884
Mortgages - Other	—	15,164	—	15,164
Sovereign	—	738	—	738
Total Fixed Income Securities	—	248,633	—	248,633
Short-Term Investments
Commercial Paper	—	5,848	—	5,848
Investment Company	9,272	—	—	9,272
U.S. Treasury Securities	—	1,347	—	1,347
Total Short-Term Investments	9,272	7,195	—	16,467
Futures Contract	214	—	—	214
Total Assets	9,486	255,828	—	265,314
Liabilities:
Futures Contract	(84)	—	—	(84)
Total	$9,402	$255,828	$—	$265,230

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Strategic Income
Assets:
Fixed Income Securities
Asset-Backed Securities	$—	$7,741	$—	$7,741
Collateralized Mortgage Obligation - Agency Collateral Series	—	7	—	7
Commercial Mortgage-Backed Securities	—	795	—	795
Corporate Bonds	—	8,862	—	8,862
Mortgages - Other	—	4,708	—	4,708
Sovereign	—	1,201	—	1,201
U.S. Treasury Security	—	375	—	375
Total Fixed Income Securities	—	23,689	—	23,689
Short-Term Investments
Commercial Paper	—	127	—	127
Investment Company	164	—	—	164
Sovereign	—	30	—	30
U.S. Treasury Securities	—	1,891	—	1,891
Total Short-Term Investments	164	2,048	—	2,212
Foreign Currency Forward Exchange Contracts	—	1	—	1
Futures Contracts	10	—	—	10
Credit Default Swap Agreement	—	91	—	91
Call Options Purchased	—	15	—	15
Total Assets	174	25,844	—	26,018
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(35)	—	(35)
Total	$174	$25,809	$—	$25,983

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Ultra-Short Income
Assets:
Short-Term Investments
Certificates of Deposit	$—	$875,469	$—	$875,469
Commercial Paper	—	2,577,427	—	2,577,427
Corporate Bonds	—	2,305,450	—	2,305,450
Floating Rate Notes	—	11,540,758	—	11,540,758
Repurchase Agreements	—	2,775,000	—	2,775,000
Total Short-Term Investments	—	20,074,104	—	20,074,104
Total Assets	$—	$20,074,104	$—	$20,074,104

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Ultra-Short Municipal Income
Assets:
Short-Term Investments
Weekly Variable Rate Bonds	$—	$91,800	$—	$91,800
Daily Variable Rate Bonds	—	23,150	—	23,150
Closed-End Investment Companies	—	26,100	—	26,100
Floating Rate Notes	—	38,583	—	38,583
Quarterly Variable Rate Bond	—	4,500	—	4,500
Semi-Annual Variable Rate Bonds	—	9,500	—	9,500
Commercial Paper	—	37,314	—	37,314
Municipal Bonds & Notes	—	31,766	—	31,766
Total Short-Term Investments	—	262,713	—	262,713
Total Assets	$—	$262,713	$—	$262,713

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.